UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 342-5734

Date of fiscal year end: December 31, 2015

Date of reporting period: December 31, 2015

Item 1. Reports to Stockholders.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Annual Report

December 31, 2015

THE KP FUNDS	December 31, 2015

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	December 31, 2015

Dear Shareholder,

Fiscal Year 2015 was characterized by a healthy US economy, a strengthening US dollar, further slowing in the Chinese economy, and a continuation of the plunge in commodities prices that began in 2014. Performance across the major asset classes ranged from modestly positive for US stocks and bonds, to sharply negative for commodities and emerging markets. Fixed income returns were slightly positive for the year with the Barclays U.S. Aggregate Bond Index returning 0.55%. Large Cap US stocks as measured by the Russell 1000 Index returned 0.92% for the year. Non-US equity markets did not fare as well with the MSCI ACWI ex-US Index losing 5.66% for the year and the MSCI Emerging Markets Equity Index dropping by 14.60%. Returns for inflation sensitive (or real) assets were also modestly positive to sharply negative. US REITs (as measured by the FTSE NAREIT Composite Index) returned 2.05% for the year, while Commodities (as measured by the Bloomberg Commodity Index) dropped by 24.70%.

The KP Retirement Path Funds were launched during the early part of January 2014 to provide participants in KP-sponsored defined contribution plans with diversified exposure to all of these asset classes, as well as a number of others including small cap US equity, natural resource equity, global listed infrastructure, Treasury Inflation Protected Securities, floating rate notes, emerging market debt, and short term bonds. Each of the 10 KP Retirement Path Funds is designed with a specific retirement date in mind. Participants are expected to choose the fund that best aligns with the year that they turn 65 and then contribute to the Fund appropriately over the course of their career. The Funds are designed to take care of the rest by investing in a diversified mix of strategies and asset classes which automatically adjusts to become increasingly conservative over time. By gradually changing its asset allocation in this way, each Fund is designed to help shareholders achieve the appropriate balance between long-term capital growth, inflation protection, and current income for each stage of their savings and investing career.

Since the KP Retirement Path Funds’ inception we have been quite pleased with the performance of the operational infrastructure that was assembled to coordinate the activities of the 19 different investment management organizations responsible for the management of the Funds’ assets. We have also been satisfied from an investment performance perspective. All of the KP Retirement Path Funds outperformed their strategic benchmarks in fiscal year 2015, and with the exception of the KP Retirement Path 2015 and 2020 Funds, are ahead of their benchmarks since their inception in January of 2014 (through December 31, 2015). In terms of absolute performance, fiscal year 2015 was generally characterized by flat to negative returns across the major asset classes. Consequently the returns for the KP Retirement Path Funds ranged from modestly positive (0.14% for the 2015 Fund) to modestly negative (-0.73% for the 2040 Fund).

We continue to believe that the KP Retirement Path Funds are well-designed and include a diverse set of complementary asset classes and strategies managed by a highly capable team of sub-advisors. We remain confident that the Funds are well-positioned to achieve their objectives going into 2016 and beyond.

Respectfully Submitted,

Gregory C. Allen	Ivan S. Cliff, CFA
Portfolio Manager	Portfolio Manager
President, Director of Research	Director of Investment Research

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2015

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Performance for the KP Retirement Path Funds for Fiscal Year 2015 was modestly positive to modestly negative on an absolute basis, but was positive across the board on a relative basis compared to the Funds’ strategic benchmarks. In order to better understand the sources of outperformance for the year it is helpful to review the design of the Funds.

Each of the KP Retirement Path Funds is itself a “fund-of-funds”. This means that each of the Funds is composed of a collection of sub-funds, each with a specific purpose that contributes to the overall design. At the highest level these sub-funds can be grouped into six major categories which include: large cap US equities, small cap US equities, international equities, broad fixed income, real (or inflation sensitive) assets, and short term fixed income. Each of the KP Retirement Path Funds varies its exposure to these asset categories over time to ensure that it is achieving the appropriate balance of capital appreciation, current income, inflation protection, and capital preservation. The 2060 Fund, for example, is primarily invested in large cap US equity, small cap US equity, and international equity. The 2015 Fund, on the other hand, has a much greater emphasis on broad fixed income, real assets, and short term fixed income.

The performance of each Fund is compared to its own strategic benchmark. The strategic benchmarks are designed to reflect the target asset allocation for each Fund, while also assuming that each of the underlying asset classes is implemented using a passive index. While Management makes extensive use of passive strategies in the Funds’ implementation to keep costs low, we also employ a number of active strategies in our attempt to add value relative to the strategic benchmarks. Management does not attempt to add value by trying to time markets using tactical asset allocation. Instead we have designed a sophisticated rebalancing algorithm that keeps the Funds very close to their strategic asset allocation targets over time. As a result, virtually all of the relative performance of the Funds versus their strategic benchmarks can be explained by the relative performance of the strategies within each of the six underlying asset classes. Given this understanding, we can now put the relative performance of the KP Retirement Path Funds into perspective by examining the relative performance of each of the underlying asset classes.

The KP Retirement Path Funds achieve their large cap US equity exposure through the use of the KP Large Cap Equity Fund. This Fund is benchmarked to the Russell 1000 Index. The Fund employs five strategies including: a passive S&P 500 Index strategy; an active large cap growth strategy; an active large cap value strategy, and two active large cap blend strategies. The Fund returned 2.91% for the year versus 0.92% for the benchmark. This outperformance of 1.99% at the Fund level was largely explained by the outperformance of the both the active large cap growth strategy and the active large cap value strategy. These strategies outperformed their benchmarks for the year by 5.01% and 3.86% respectively. Because large cap is a significant part of the asset allocation for all of the KP Retirement Path Funds, this was a meaningful source of outperformance across the entire fund family.

The KP Retirement Path Funds achieve their small cap US equity exposure through the use of the KP Small Cap Equity Fund. This Fund is benchmarked to the Russell 2000 Index. The Fund employs seven strategies including a passive Russell 2000 strategy, two active small cap growth strategies, two active small cap value strategies, and two active small cap blend strategies. The Fund returned -4.73% for the year versus -4.41% for the benchmark. This underperformance of -0.32% was largely explained by the underperformance of one of the actively managed value strategies. We have spent considerable time analyzing the performance and have concluded that the underperformance is cyclical and consistent with the sub-advisor’s long-term investment approach. We remain confident in the sub-advisor and the strategy. Because the underperformance at the fund level was minimal, and because small cap is a relatively small part of the asset allocation for the KP Retirement Path Funds, this was not a significant source of relative underperformance across the fund family.

The KP Retirement Path Funds achieve their international equity exposure through the use of the KP International Equity Fund. This Fund is benchmarked to the MSCI ACWI ex-US Index. The Fund employs four strategies including a passive MSCI EAFE strategy, an active MSCI EAFE strategy, an active MSCI ACWI ex-US strategy, and an active emerging markets strategy. The Fund returned -2.79% for the year versus -5.66% for the benchmark. This outperformance of 1.81% was primarily attributable to the active ACWI ex-US strategy which outperformed its benchmark by over 9%. Because international equity is a large part of the asset allocation for the KP Retirement Path Funds, this was a significant source of relative outperformance across the fund family.

THE KP FUNDS	December 31, 2015

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

The KP Retirement Path Funds achieve their broad fixed income exposure through the use of the KP Fixed Income Fund. This Fund is benchmarked to the Barclays U.S. Aggregate Bond Index. The Fund employs four strategies including a passive Barclays Intermediate Government/Credit Index strategy, an active Barclays U.S. Aggregate strategy, an active emerging market debt strategy, and an active bank loan strategy. The KP Fixed Income Fund returned 0.57% for the year versus 0.55% for the benchmark. This relatively modest outperformance of 0.02% did not significantly impact the relative performance of the KP Retirement Path Fund series.

The KP Retirement Path Funds achieve their real assets exposure through the use of a diversified collection of non-affiliated sub-funds each specializing in a different inflation-sensitive strategy. Collectively these strategies returned -3.50% over the measurement period versus -6.41% for their composite benchmark. Four of the seven underlying real assets funds met or exceeded the performance of their respective benchmarks over the measurement period. The global infrastructure strategy did particularly well outperforming its benchmark by over 20% for the year. Because real assets are a relatively small part of the asset allocation for the KP Retirement Path Funds, they had only a modest impact on the relative performance across the series.

The KP Retirement Path Funds achieve their short term fixed income exposure through the use of low-cost index strategies. These sub-funds performed in line with their benchmarks and did not have a material effect on the relative performance across the series.

To determine if one of these funds is an appropriate investment for you, carefully consider the fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information may be found in the fund’s summary and full prospectuses, which may be obtained by calling (855)4-KPFNDS or by visiting the website at www.kp-funds.com. Please read the prospectus carefully before investing.

The KP Retirement Path Funds and the KP Core Funds are mutual funds. They are part of The KP Funds Series Trust, an open-end management investment company that offers shares of diversified portfolios. The funds are advised by Callan Associates Inc., a registered investment advisor. They are administered by SEI Investments Global Funds Services and distributed by SEI investments Distribution Co., which are not affiliated with Callan Associates.

Only participants in the Kaiser Permanente defined contribution plans and 403(b) plans can invest in the funds.

There can be no assurance that a Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund’s target year. In addition, there is no guarantee that an investor’s investment in the fund will provide any income at or through the years following the Fund’s target year in amounts adequate to meet the investor’s goals or retirement needs.

Investing involves risk including loss of principal. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Mortgage-backed securities are subject to pre-payment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Non-investment grade bonds involve greater risks of default and are more volatile than investment grade securities, due to the speculative nature of the investment. International investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. These risks are heightened when investing in emerging markets or in a single state.

Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected. The use of leverage by the fund managers may accelerate the velocity of potential losses. Furthermore, the use of derivatives are often more volatile than other investments and magnify the Fund’s gains or losses. Diversification does not protect against market loss.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2015

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Definition of Comparitive Indices

The S&P Target Date® Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the Russell 3000 Index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI ACWI ex-US Indes is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 44 developed market and emerging market countries. It is designed to be a broad measure of the performance of world equity markets excluding the US.

The MSCI EAFE Index captures large, mid, small and micro cap representation across 22 Developed Markets countries (excluding Canada and the United States).

The MSCI Emerging Markets Equity Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based and measures the performance of the U.S. investment grade bond market. It invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

The FTSE NAREIT Composite Index is a headline index that consists of all REITs included in the FTSE NAREIT All REITs Index that also meet the minimum size and liquidity criteria. The FTSE NAREIT Composite Index is free float adjusted.

The S&P 500 Index is based on market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2015 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2015 Fund, Institutional Class	0.14%	1.99%
S&P Target Date 2015 Index	-0.16%	2.56%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2015 Fund Benchmark	-0.79%	2.04%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2020 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2020 Fund, Institutional Class	-0.10%	1.94%
S&P Target Date 2020 Index	-0.19%	2.68%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2020 Fund Benchmark	-1.13%	1.94%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2025 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2025 Fund, Institutional Class	-0.35%	1.79%
S&P Target Date 2025 Index	-0.25%	2.65%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2025 Fund Benchmark	-1.58%	1.74%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2030 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2030 Fund, Institutional Class	-0.52%	1.63%
S&P Target Date 2030 Index	-0.30%	2.69%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2030 Fund Benchmark	-2.11%	1.47%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2035 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2035 Fund, Institutional Class	-0.70%	1.57%
S&P Target Date 2035 Index	-0.30%	2.32%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2035 Fund Benchmark	-2.28%	1.44%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2040 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2040 Fund, Institutional Class	-0.73%	1.58%
S&P Target Date 2040 Index	-0.40%	2.72%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2040 Fund Benchmark	-2.38%	1.40%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2045 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2045 Fund, Institutional Class	-0.66%	1.55%
S&P Target Date 2045 Index	-0.46%	2.70%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2045 Fund Benchmark	-2.45%	1.36%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2050 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2050 Fund, Institutional Class	-0.70%	1.53%
S&P Target Date 2050 Index	-0.47%	2.73%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2050 Fund Benchmark	-2.45%	1.36%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2055 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2055 Fund, Institutional Class	-0.66%	1.57%
S&P Target Date 2055+ Index	-0.54%	2.69%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2055 Fund Benchmark	-2.45%	1.36%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2060 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Retirement Path 2060 Fund, Institutional Class	-0.60%	1.66%
S&P Target Date 2055+ Index	-0.54%	2.69%
S&P 500 Index	1.38%	7.62%
Custom Retirement 2060 Fund Benchmark	-2.45%	1.36%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Large Cap Equity Fund, Institutional Class	2.91%	7.08%
Russell 1000 Index	0.92%	7.08%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Small Cap Equity Fund, Institutional Class	-4.73%	-0.44%
Russell 2000 Index	-4.41%	0.09%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP International Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP International Equity Fund, Institutional Class	-2.79%	-3.36%
MSCI ACWI ex-US Index	-5.66%	-4.36%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends after the deduction of withholding taxes and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2015
	1 Year	Annualized Inception to Date*
KP Fixed Income Fund, Institutional Class	0.57%	1.64%
Barclays U.S. Aggregate Bond Index	0.55%	2.89%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 60.6%
KP Fixed Income Fund	17,280,736	$169,178
KP International Equity Fund	3,252,220	28,750
KP Large Cap Equity Fund	7,666,824	80,962
KP Small Cap Equity Fund	1,462,544	13,967

Total Affiliated Registered Investment Companies (Cost $294,387) (000)		292,857

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 39.4%
DFA Commodity Strategy Portfolio	762,407	4,064
DFA International Real Estate Securities Portfolio	964,492	4,784
Lazard Global Listed Infrastructure Portfolio	378,105	5,074
T Rowe Price Institutional Floating Rate Fund	511,373	4,986

Description	Shares	Value (000)

T Rowe Price New Era Fund	157,367	$4,291
Vanguard Inflation-Protected Securities Fund	1,440,956	14,799
Vanguard REIT Index Fund	588,952	10,301
Vanguard Short-Term Bond Index Fund	7,532,519	78,564
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,630,342	63,601

Total Unaffiliated Registered Investment Companies (Cost $194,947) (000)		190,464

Total Investments — 100.0% (Cost $489,334) (000)		$483,321

Percentages are based on Net Assets of $483,292 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended, December 31, 2015, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$179,272	$17,413	$(24,051)	$(3,820)	$364	$169,178	$3,586	$921
KP International Equity Fund	36,117	5,018	(11,355)	(1,191)	161	28,750	627	—
KP Large Cap Equity Fund	91,163	16,933	(26,119)	(4,479)	3,464	80,962	1,111	3,163
KP Small Cap Equity Fund	18,769	756	(4,604)	(1,336)	382	13,967	93	310

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 67.9%
KP Fixed Income Fund	22,648,430	$221,728
KP International Equity Fund	8,723,758	77,118
KP Large Cap Equity Fund	13,350,265	140,979
KP Small Cap Equity Fund	4,263,580	40,717

Total Affiliated Registered Investment Companies (Cost $483,621) (000)		480,542

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 32.1%
DFA Commodity Strategy Portfolio	1,181,587	6,298
DFA International Real Estate Securities Portfolio	1,444,794	7,166
Lazard Global Listed Infrastructure Portfolio	554,686	7,444
T Rowe Price Institutional Floating Rate Fund	731,127	7,128

Description	Shares	Value (000)

T Rowe Price New Era Fund	241,901	$6,597
Vanguard Inflation-Protected Securities Fund	2,063,977	21,197
Vanguard REIT Index Fund	860,226	15,045
Vanguard Short-Term Bond Index Fund	8,219,696	85,731
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,921,466	70,642

Total Unaffiliated Registered Investment Companies (Cost $233,272) (000)		227,248

Total Investments — 100.0% (Cost $716,893) (000)		$707,790

Percentages are based on Net Assets of $707,746 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended, December 31, 2015, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$203,183	$40,904	$(17,499)	$(5,116)	$256	$221,728	$4,691	$1,188
KP International Equity Fund	83,146	12,534	(15,202)	(3,475)	115	77,118	1,681	—
KP Large Cap Equity Fund	141,974	17,352	(15,623)	(4,833)	2,109	140,979	1,932	5,455
KP Small Cap Equity Fund	45,732	3,195	(5,143)	(3,444)	377	40,717	272	900

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 76.0%
KP Fixed Income Fund	18,574,929	$181,849
KP International Equity Fund	14,421,249	127,484
KP Large Cap Equity Fund	16,420,166	173,397
KP Small Cap Equity Fund	6,642,980	63,440

Total Affiliated Registered Investment Companies (Cost $551,875) (000)		546,170

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 24.0%
DFA Commodity Strategy Portfolio	1,308,783	6,976
DFA International Real Estate Securities Portfolio	1,445,252	7,168
Lazard Global Listed Infrastructure Portfolio	558,596	7,496
T Rowe Price Institutional Floating Rate Fund	734,302	7,159

Description	Shares	Value (000)

T Rowe Price New Era Fund	242,738	$6,619
Vanguard Inflation-Protected Securities Fund	2,069,823	21,257
Vanguard REIT Index Fund	870,129	15,220
Vanguard Short-Term Bond Index Fund	5,533,200	57,711
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,779,476	43,028

Total Unaffiliated Registered Investment Companies (Cost $178,451) (000)		172,634

Total Investments — 100.0% (Cost $730,326) (000)		$718,804

Percentages are based on Net Assets of $718,758 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended, December 31, 2015, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$154,110	$41,793	$(9,931)	$(4,259)	$136	$181,849	$3,844	$969
KP International Equity Fund	125,339	20,594	(12,274)	(6,199)	24	127,484	2,778	—
KP Large Cap Equity Fund	162,823	25,258	(10,939)	(5,150)	1,405	173,397	2,376	6,682
KP Small Cap Equity Fund	64,322	8,030	(4,083)	(5,138)	309	63,440	423	1,400

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 85.1%
KP Fixed Income Fund	12,570,183	$123,062
KP International Equity Fund	18,803,276	166,221
KP Large Cap Equity Fund	16,980,387	179,313
KP Small Cap Equity Fund	7,892,121	75,370

Total Affiliated Registered Investment Companies (Cost $552,077) (000)		543,966

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 14.9%
DFA Commodity Strategy Portfolio	1,108,687	5,909
DFA International Real Estate Securities Portfolio	1,309,137	6,493
Lazard Global Listed Infrastructure Portfolio	507,791	6,815
T Rowe Price Institutional Floating Rate Fund	653,820	6,375

Description	Shares	Value (000)

T Rowe Price New Era Fund	208,654	$5,690
Vanguard Inflation-Protected Securities Fund	1,850,031	19,000
Vanguard REIT Index Fund	753,656	13,181
Vanguard Short-Term Bond Index Fund	1,827,509	19,061
Vanguard Short-Term Inflation-Protected Securities Index Fund	526,086	12,721

Total Unaffiliated Registered Investment Companies (Cost $100,317) (000)		95,245

Total Investments — 100.0% (Cost $652,394) (000)		$639,211

Percentages are based on Net Assets of $639,173 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended, December 31, 2015, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$105,525	$30,912	$(10,614)	$(2,926)	$165	$123,062	$2,601	$653
KP International Equity Fund	154,873	33,946	(14,320)	(8,263)	(15)	166,221	3,620	—
KP Large Cap Equity Fund	168,027	24,304	(8,990)	(5,189)	1,161	179,313	2,455	6,893
KP Small Cap Equity Fund	73,021	12,878	(4,789)	(6,164)	424	75,370	503	1,660

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 91.0%
KP Fixed Income Fund	10,823,140	$105,958
KP International Equity Fund	23,483,271	207,592
KP Large Cap Equity Fund	20,988,690	221,641
KP Small Cap Equity Fund	9,924,949	94,783

Total Affiliated Registered Investment Companies (Cost $640,086) (000)		629,974

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 9.0%
DFA Commodity Strategy Portfolio	1,011,654	5,392
DFA International Real Estate Securities Portfolio	1,125,024	5,580
Lazard Global Listed Infrastructure Portfolio	437,965	5,877

Description	Shares	Value (000)

T Rowe Price Institutional Floating Rate Fund	562,448	$5,484
T Rowe Price New Era Fund	190,385	5,192
Vanguard Inflation-Protected Securities Fund	1,600,186	16,434
Vanguard REIT Index Fund	649,704	11,364
Vanguard Short-Term Bond Index Fund	637,860	6,653

Total Unaffiliated Registered Investment Companies (Cost $66,316) (000)		61,976

Total Investments — 100.0% (Cost $706,402) (000)		$691,950

Percentages are based on Net Assets of $691,910 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended, December 31, 2015 , there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$87,544	$31,564	$(10,718)	$(2,595)	$163	$105,958	$2,240	$560
KP International Equity Fund	188,304	44,785	(14,883)	(10,577)	(37)	207,592	4,522	—
KP Large Cap Equity Fund	203,230	33,346	(9,660)	(6,518)	1,243	221,641	3,034	8,515
KP Small Cap Equity Fund	89,785	17,945	(5,764)	(7,657)	474	94,783	632	2,087

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.0%
KP Fixed Income Fund	6,990,762	$68,440
KP International Equity Fund	22,900,470	202,440
KP Large Cap Equity Fund	20,292,739	214,291
KP Small Cap Equity Fund	9,399,926	89,769

Total Affiliated Registered Investment Companies (Cost $585,517) (000)		574,940

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 6.0%
DFA Commodity Strategy Portfolio	671,746	3,580
DFA International Real Estate Securities Portfolio	702,128	3,483
Lazard Global Listed Infrastructure Portfolio	293,551	3,939

Description	Shares	Value (000)

T Rowe Price Institutional Floating Rate Fund	369,572	$3,603
T Rowe Price New Era Fund	122,458	3,339
Vanguard Inflation-Protected Securities Fund	1,064,619	10,934
Vanguard REIT Index Fund	448,758	7,850

Total Unaffiliated Registered Investment Companies (Cost $39,543) (000)		36,728

Total Investments — 100.0% (Cost $625,060) (000)		$611,668

Percentages are based on Net Assets of $611,633 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended, December 31, 2015, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$57,133	$22,114	$(9,241)	$(1,705)	$139	$68,440	$1,447	$361
KP International Equity Fund	180,501	48,306	(15,798)	(10,483)	(86)	202,440	4,406	—
KP Large Cap Equity Fund	192,565	37,643	(10,797)	(6,497)	1,377	214,291	2,931	8,222
KP Small Cap Equity Fund	81,843	19,943	(5,160)	(7,262)	405	89,769	598	1,976

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	3,446,232	$33,738
KP International Equity Fund	16,442,762	145,354
KP Large Cap Equity Fund	14,493,042	153,047
KP Small Cap Equity Fund	6,354,584	60,686

Total Affiliated Registered Investment Companies (Cost $401,671) (000)		392,825

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	379,161	2,021
DFA International Real Estate Securities Portfolio	421,627	2,091
Lazard Global Listed Infrastructure Portfolio	160,009	2,147

Description	Shares	Value (000)

T Rowe Price Institutional Floating Rate Fund	214,463	$2,091
T Rowe Price New Era Fund	69,518	1,896
Vanguard Inflation-Protected Securities Fund	598,595	6,148
Vanguard REIT Index Fund	245,257	4,289

Total Unaffiliated Registered Investment Companies (Cost $22,321) (000)		20,683

Total Investments — 100.0% (Cost $423,992) (000)		$413,508

Percentages are based on Net Assets of $413,485 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended, December 31, 2015, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$28,127	$11,881	$(5,507)	$(853)	$90	$33,738	$713	$178
KP International Equity Fund	123,742	42,452	(13,000)	(7,594)	(246)	145,354	3,248	—
KP Large Cap Equity Fund	131,628	36,448	(11,347)	(5,121)	1,439	153,047	2,092	5,852
KP Small Cap Equity Fund	53,723	15,810	(4,235)	(4,935)	323	60,686	409	1,334

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	1,431,379	$14,013
KP International Equity Fund	6,843,126	60,493
KP Large Cap Equity Fund	6,046,756	63,855
KP Small Cap Equity Fund	2,641,497	25,226

Total Affiliated Registered Investment Companies (Cost $168,993) (000)		163,587

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	165,011	880
DFA International Real Estate Securities Portfolio	178,630	886
Lazard Global Listed Infrastructure Portfolio	66,772	896

Description	Shares	Value (000)

T Rowe Price Institutional Floating Rate Fund	93,113	$908
T Rowe Price New Era Fund	30,451	830
Vanguard Inflation-Protected Securities Fund	248,534	2,552
Vanguard REIT Index Fund	98,925	1,730

Total Unaffiliated Registered Investment Companies (Cost $9,379) (000)		8,682

Total Investments — 100.0% (Cost $178,372) (000)		$172,269

Percentages are based on Net Assets of $172,257 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015 , there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended, December 31, 2015, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$10,063	$6,312	$(2,029)	$(363)	$30	$14,013	$295	$73
KP International Equity Fund	43,120	25,183	(4,392)	(3,206)	(212)	60,493	1,307	—
KP Large Cap Equity Fund	46,237	23,802	(4,462)	(2,222)	500	63,855	868	2,403
KP Small Cap Equity Fund	18,858	10,136	(1,840)	(2,060)	132	25,226	167	550

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.9%
KP Fixed Income Fund	225,982	$2,212
KP International Equity Fund	1,075,131	9,504
KP Large Cap Equity Fund	951,743	10,050
KP Small Cap Equity Fund	413,916	3,953

Total Affiliated Registered Investment Companies (Cost $27,151) (000)		25,719

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.1%
DFA Commodity Strategy Portfolio	26,893	143
DFA International Real Estate Securities Portfolio	28,796	143
Lazard Global Listed Infrastructure Portfolio	10,758	144

Description	Shares	Value (000)

T Rowe Price Institutional Floating Rate Fund	14,990	$146
T Rowe Price New Era Fund	4,992	136
Vanguard Inflation-Protected Securities Fund	37,930	390
Vanguard REIT Index Fund	15,335	269

Total Unaffiliated Registered Investment Companies (Cost $1,474) (000)		1,371

Total Investments — 100.0% (Cost $28,625) (000)		$27,090

Percentages are based on Net Assets of $27,088 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended, December 31, 2015, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$1,014	$1,574	$(318)	$(61)	$3	$2,212	$46	$11
KP International Equity Fund	4,418	7,060	(1,404)	(526)	(44)	9,504	204	—
KP Large Cap Equity Fund	4,674	7,255	(1,567)	(473)	161	10,050	135	369
KP Small Cap Equity Fund	1,924	2,957	(627)	(327)	26	3,953	27	85

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	47,748	$467
KP International Equity Fund	228,206	2,017
KP Large Cap Equity Fund	201,940	2,133
KP Small Cap Equity Fund	88,087	841

Total Affiliated Registered Investment Companies (Cost $5,746) (000)		5,458

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	5,768	31
DFA International Real Estate Securities Portfolio	6,233	31
Lazard Global Listed Infrastructure Portfolio	2,333	31

Description	Shares	Value (000)

T Rowe Price Institutional Floating Rate Fund	3,246	$32
T Rowe Price New Era Fund	1,071	29
Vanguard Inflation-Protected Securities Fund	7,904	81
Vanguard REIT Index Fund	3,146	55

Total Unaffiliated Registered Investment Companies (Cost $302) (000)		290

Total Investments — 100.0% (Cost $6,048) (000)		$5,748

Percentages are based on Net Assets of $5,748 (000).

REIT — Real Estate Investment Trust

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended, December 31, 2015, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2015	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$196	$641	$(358)	$(9)	$(3)	$467	$9	$2
KP International Equity Fund	858	2,848	(1,545)	(60)	(84)	2,017	43	—
KP Large Cap Equity Fund	907	2,949	(1,649)	(100)	26	2,133	28	80
KP Small Cap Equity Fund	369	1,171	(624)	(77)	2	841	6	18

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 98.1%
Consumer Discretionary — 14.2%
Aaron’s	6,645	$149
Advance Auto Parts	8,765	1,319
Amazon.com*	41,609	28,123
AutoNation*	1,013	60
AutoZone*	394	292
Bed Bath & Beyond*	11,275	544
Best Buy	65,032	1,980
Big Lots	10,587	408
BorgWarner	2,797	121
Brinker International	2,620	126
Cablevision Systems, Cl A	2,973	95
CarMax*	26,189	1,413
Carnival	36,295	1,977
Carter’s	4,926	439
CBS, Cl B	10,147	478
Chipotle Mexican Grill, Cl A*	3,206	1,538
Choice Hotels International	2,867	145
Coach	3,889	127
Comcast, Cl A	172,714	9,746
Darden Restaurants	16,213	1,032
Delphi Automotive PLC	34,805	2,984
Dick’s Sporting Goods	13,961	494
Dillard’s, Cl A	5,068	333
Discovery Communications, Cl A*	5,086	131
Dollar General	6,721	483
Dollar Tree*	3,101	239
DR Horton	4,195	134
DSW, Cl A	6,621	158

Description	Shares	Value (000)
Expedia	9,822	$1,221
Ferrari*	11,460	550
Foot Locker	25,756	1,676
Ford Motor	84,733	1,194
Fossil Group*	1,186	43
GameStop, Cl A	3,961	111
Gap	18,715	462
Garmin	1,649	61
General Motors	49,615	1,687
Gentex	25,989	416
Genuine Parts	2,115	182
GNC Holdings, Cl A	24,088	747
Goodyear Tire & Rubber	57,761	1,887
Graham Holdings, Cl B	321	156
Groupon, Cl A*	90,361	277
H&R Block	3,076	102
Hanesbrands	79,800	2,349
Harley-Davidson	26,604	1,208
Harman International Industries	903	85
Hasbro	7,796	525
Hilton Worldwide Holdings	172,878	3,700
Home Depot	80,584	10,657
Interpublic Group of Companies	86,766	2,020
John Wiley & Sons, Cl A	7,906	356
Johnson Controls	59,947	2,367
Kohl’s	2,451	117
L Brands	10,051	963
Lear	10,356	1,272
Leggett & Platt	6,126	257
Lennar, Cl A	2,395	117
Liberty Interactive QVC Group, Cl A*	4,127	113
Lowe’s	118,521	9,012
Macy’s	26,102	913
Marriott International, Cl A	2,592	174
Mattel	4,590	125
McDonald’s	23,663	2,796
MGM Resorts International*	168,818	3,836
Michael Kors Holdings*	8,330	334
Michaels*	4,265	94
Mohawk Industries*	901	171
MSG Networks*	5,887	122
Murphy USA*	12,473	758
Netflix*	12,708	1,454
Newell Rubbermaid	16,609	732
News, Cl A	43,712	585
NIKE, Cl B	143,210	8,951
Nordstrom	1,749	87

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund

Description	Shares	Value (000)
Omnicom Group	50,823	$3,845
O’Reilly Automotive*	1,369	347
priceline.com*	9,089	11,588
PulteGroup	9,276	165
PVH	12,289	905
Ralph Lauren, Cl A	804	90
Ross Stores	5,372	289
Royal Caribbean Cruises	21,600	2,186
Scripps Networks Interactive, Cl A	1,291	71
Signet Jewelers	1,000	124
Sirius XM Holdings*	159,266	648
Skechers U.S.A., Cl A*	12,636	382
Staples	21,952	208
Starbucks	62,247	3,737
Starwood Hotels & Resorts Worldwide	8,478	587
Target	74,063	5,378
TEGNA	30,948	790
Tesla Motors*	10,550	2,532
Thomson Reuters	42,532	1,610
Tiffany	1,492	114
Time	2,659	42
Time Warner	41,530	2,686
Time Warner Cable	7,109	1,319
TJX	14,054	997
TopBuild*	6,681	206
Tractor Supply	33,443	2,859
TripAdvisor*	1,493	127
Twenty-First Century Fox, Cl A	23,035	626
Under Armour, Cl A*	2,400	193
Urban Outfitters*	1,290	29
VF	4,714	293
Viacom, Cl B	50,507	2,079
Walt Disney	32,876	3,455
Whirlpool	3,988	586
Wyndham Worldwide	1,465	106
Wynn Resorts	1,091	76
Yum! Brands	27,824	2,033

		175,398

Consumer Staples — 7.2%
Altria Group	74,507	4,337
Archer-Daniels-Midland	96,608	3,544
Brown-Forman, Cl B	1,382	137
Bunge	16,414	1,121
Campbell Soup	2,413	127
Church & Dwight	1,700	144

Description	Shares	Value (000)
Clorox	1,725	$219
Coca-Cola	70,412	3,025
Coca-Cola Enterprises	17,802	877
Colgate-Palmolive	12,131	808
ConAgra Foods	10,283	434
Constellation Brands, Cl A	3,523	502
Costco Wholesale	20,116	3,249
CVS Health	99,394	9,718
Danone	28,785	1,948
Diageo PLC	118,546	3,244
Dr Pepper Snapple Group	3,799	354
Estee Lauder, Cl A	14,559	1,282
Flowers Foods	6,968	150
General Mills	70,295	4,053
Hershey	1,961	175
Hormel Foods	1,835	145
JM Smucker	1,568	193
Kellogg	3,403	246
Keurig Green Mountain	1,600	144
Kimberly-Clark	9,630	1,226
Kraft Heinz	14,867	1,082
Kroger	53,719	2,247
McCormick	1,530	131
Mead Johnson Nutrition, Cl A	2,552	201
Molson Coors Brewing, Cl B	8,290	779
Mondelez International, Cl A	37,257	1,671
Monster Beverage*	2,030	302
Nestle	53,966	4,017
Nu Skin Enterprises, Cl A	10,332	391
PepsiCo	47,682	4,764
Philip Morris International	135,786	11,937
Pilgrim’s Pride*	17,257	381
Procter & Gamble	114,781	9,115
Reynolds American	20,563	949
Rite Aid*	11,397	89
Sysco	6,986	286
Tyson Foods, Cl A	3,974	212
Walgreens Boots Alliance	32,876	2,800
Wal-Mart Stores	111,371	6,827
Whole Foods Market	4,549	152

		89,735

Energy — 3.9%
Anadarko Petroleum	6,977	339
Apache	4,896	218
Baker Hughes	14,789	682
Cabot Oil & Gas	5,834	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund

Description	Shares	Value (000)
California Resources*	37,992	$88
Cameron International*	2,418	153
Chesapeake Energy*	7,081	32
Chevron	58,482	5,261
Cimarex Energy	1,200	107
Columbia Pipeline Group	5,346	107
ConocoPhillips	16,746	782
CONSOL Energy	3,147	25
CVR Energy	8,637	340
Devon Energy	4,965	159
Diamond Offshore Drilling	921	19
Ensco, Cl A	3,207	49
EOG Resources	35,934	2,544
EP Energy, Cl A*	52,033	228
EQT	2,163	113
Exxon Mobil	147,847	11,525
FMC Technologies*	13,381	388
Frank’s International	20,474	342
Halliburton	11,379	387
Helmerich & Payne	1,487	80
Hess	3,096	150
HollyFrontier	19,301	770
Kinder Morgan	24,723	369
Marathon Oil	8,414	106
Marathon Petroleum	55,471	2,876
Murphy Oil	16,515	371
Nabors Industries	34,791	296
National Oilwell Varco	42,305	1,417
Newfield Exploration*	2,237	73
Noble Energy	5,926	195
Occidental Petroleum	52,710	3,564
Oil States International*	7,038	192
ONEOK	2,860	71
PBF Energy, Cl A	12,606	464
Phillips 66	6,445	527
Pioneer Natural Resources	3,695	463
QEP Resources	27,649	370
Range Resources	2,285	56
Schlumberger	63,756	4,447
Southwestern Energy*	5,311	38
Spectra Energy	8,668	207
Superior Energy Services	48,416	652
Tesoro	11,352	1,196
Transocean*	4,691	58
Valero Energy	67,611	4,781
Williams	17,551	451

		48,231

Description	Shares	Value (000)
Financials — 17.2%
ACE	29,707	$3,471
Affiliated Managers Group*	700	112
Aflac	30,882	1,850
Alleghany*	1,418	678
Allied World Assurance Holdings	9,484	353
Allstate	29,120	1,808
American Express	62,248	4,329
American Financial Group	26,096	1,881
American International Group	37,059	2,297
American National Insurance	4,570	467
American Tower, Cl A‡	5,688	551
Ameriprise Financial	18,788	1,999
Aon PLC	37,501	3,458
Apartment Investment & Management, Cl A‡	2,154	86
Arch Capital Group*	6,765	472
Aspen Insurance Holdings	15,337	741
Assurant	927	75
Assured Guaranty	29,724	786
AvalonBay Communities‡	1,812	334
Axis Capital Holdings	1,670	94
Bank of America	344,998	5,806
Bank of Hawaii	6,381	401
Bank of New York Mellon	136,870	5,642
BB&T	50,906	1,925
Berkshire Hathaway, Cl B*	47,199	6,232
BlackRock, Cl A	8,521	2,902
BOK Financial	8,925	534
Boston Properties‡	2,067	264
Capital One Financial	32,475	2,344
CBL & Associates Properties‡	43,131	533
CBRE Group, Cl A*	41,869	1,448
Charles Schwab	16,323	537
Chubb	24,681	3,274
Cincinnati Financial	1,857	110
Citigroup	171,814	8,891
CME Group, Cl A	4,550	412
CNA Financial	5,964	210
Comerica	28,705	1,201
Corporate Office Properties Trust‡	17,779	388
Crown Castle International‡	13,922	1,204
Discover Financial Services	17,790	954
E*TRADE Financial*	4,101	122
East West Bancorp	39,646	1,648
Equinix‡	844	255
Equity Commonwealth‡ *	3,807	106

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund

Description	Shares	Value (000)
Equity LifeStyle Properties‡	18,163	$1,211
Equity Residential‡	4,884	398
Essex Property Trust‡	932	223
Everest Re Group	3,000	549
Federated Investors, Cl B	12,454	357
Fifth Third Bancorp	10,214	205
Franklin Resources	70,229	2,586
General Growth Properties‡	70,031	1,906
Goldman Sachs Group	37,661	6,788
Hanover Insurance Group	29,588	2,407
Hartford Financial Services Group	14,838	645
HCP‡	6,295	241
Host Hotels & Resorts‡	9,718	149
Huntington Bancshares	18,287	202
Intercontinental Exchange	19,736	5,058
Invesco	11,557	387
Iron Mountain‡	2,586	70
Jones Lang LaSalle	10,060	1,608
JPMorgan Chase	298,965	19,741
KeyCorp	135,592	1,788
Kimco Realty‡	26,941	713
Legg Mason	1,385	54
Leucadia National	4,347	76
Lincoln National	12,820	644
Loews	3,633	139
M&T Bank	2,124	257
Macerich‡	1,745	141
Marsh & McLennan	7,101	394
McGraw Hill Financial	11,770	1,160
MetLife	119,002	5,737
Mid-America Apartment Communities‡	6,533	593
Moody’s	8,475	850
Morgan Stanley	222,948	7,092
Morningstar	3,044	245
MSCI, Cl A	20,262	1,461
Nasdaq	71,723	4,172
Navient	5,308	61
Northern Trust	10,671	769
Old Republic International	37,676	702
People’s United Financial	4,254	69
Plum Creek Timber‡	2,408	115
PNC Financial Services Group	51,945	4,951
Popular	8,975	254
Post Properties‡	24,821	1,468
Principal Financial Group	47,046	2,116
Progressive	7,662	244

Description	Shares	Value (000)
Prologis‡	6,869	$295
Prudential Financial	41,151	3,350
Public Storage‡	3,511	870
Realty Income‡	3,200	165
Regions Financial	17,101	164
Reinsurance Group of America, Cl A	7,624	652
SEI Investments	15,307	802
Signature Bank*	1,943	298
Simon Property Group‡	5,754	1,119
SL Green Realty‡	1,300	147
State Street	78,103	5,183
SunTrust Banks	91,535	3,921
Synchrony Financial*	11,226	341
Synovus Financial	67,328	2,180
T Rowe Price Group	3,355	240
TD Ameritrade Holding	54,700	1,899
Torchmark	1,487	85
Travelers	74,832	8,445
Unum Group	9,983	332
US Bancorp	142,981	6,101
Validus Holdings	3,803	176
Ventas‡	4,513	255
Vornado Realty Trust‡	2,303	230
Voya Financial	35,750	1,319
Wells Fargo	310,072	16,855
Welltower‡	4,803	327
Weyerhaeuser‡	6,730	202
Willis Group Holdings	100	5
WR Berkley	23,371	1,280
XL Group, Cl A	20,201	791
Zions Bancorporation	41,343	1,129

		213,339

Health Care — 18.2%
Abbott Laboratories	164,966	7,409
AbbVie	33,775	2,001
Aetna	29,100	3,146
Agilent Technologies	30,379	1,270
Alexion Pharmaceuticals*	48,442	9,240
Allergan*	34,842	10,888
Allscripts Healthcare Solutions*	27,247	419
AmerisourceBergen, Cl A	21,537	2,234
Amgen	23,976	3,892
Anthem	43,140	6,015
Baxalta	7,446	291
Baxter International	25,721	981
Becton Dickinson & Company	13,255	2,042

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund

Description	Shares	Value (000)
Biogen*	12,941	$3,964
BioMarin Pharmaceutical*	13,400	1,404
Bio-Rad Laboratories, Cl A*	1,542	214
Boston Scientific*	17,728	327
Bristol-Myers Squibb	94,672	6,512
Cardinal Health	54,079	4,828
Celgene*	49,014	5,870
Centene*	6,455	425
Cerner*	4,015	242
Charles River Laboratories International*	25,957	2,087
Cigna	21,095	3,087
Community Health Systems*	35,564	943
CR Bard	16,924	3,206
DaVita HealthCare Partners*	2,148	150
DENTSPLY International	10,441	635
Edwards Lifesciences*	13,722	1,084
Eli Lilly	59,248	4,992
Endo International*	2,900	178
Express Scripts Holding*	68,677	6,003
Gilead Sciences	98,874	10,005
HCA Holdings*	14,818	1,002
Henry Schein*	1,100	174
Hologic*	48,438	1,874
Humana	16,754	2,991
Illumina*	4,900	941
IMS Health Holdings*	13,149	335
Incyte*	30,116	3,266
Intrexon*	7,070	213
Intuitive Surgical*	10,389	5,674
Ionis Pharmaceuticals*	11,479	711
Johnson & Johnson	184,229	18,924
Laboratory Corp of America Holdings*	1,352	167
LifePoint Health*	11,224	824
Mallinckrodt*	27,430	2,047
McKesson	22,500	4,438
Medivation*	27,383	1,324
Medtronic	90,773	6,982
Merck	143,033	7,555
Mettler-Toledo International*	1,592	540
Mylan*	5,667	306
Novartis	8,838	766
Patterson	1,145	52
PerkinElmer	1,596	85
Perrigo	1,932	280
Pfizer	586,547	18,934
Quest Diagnostics	5,540	394

Description	Shares	Value (000)
Quintiles Transnational Holdings*	8,929	$613
Regeneron Pharmaceuticals*	5,191	2,818
ResMed	20,904	1,122
Roche Holding	3,553	980
Sirona Dental Systems*	4,379	480
St. Jude Medical	57,978	3,581
Stryker	12,780	1,188
Teleflex	3,240	426
Tenet Healthcare*	1,373	42
Thermo Fisher Scientific	25,419	3,606
United Therapeutics*	9,164	1,435
UnitedHealth Group	89,248	10,499
Universal Health Services, Cl B	15,071	1,801
Valeant Pharmaceuticals International*	29,060	2,954
Varian Medical Systems*	1,229	99
Vertex Pharmaceuticals*	33,175	4,174
VWR*	17,441	494
Waters*	7,208	970
Zimmer Biomet Holdings	2,398	246
Zoetis, Cl A	35,074	1,681

		225,992

Industrials — 12.6%
3M	48,732	7,341
ADT	2,349	77
AECOM*	14,602	439
AGCO	1,504	68
Alaska Air Group	42,354	3,410
Allegion	1,156	76
American Airlines Group	137,577	5,826
AMETEK	3,127	168
AO Smith	4,969	381
Babcock & Wilcox, Cl W*	30,354	964
Boeing	102,492	14,819
Canadian National Railway	20,564	1,149
Canadian Pacific Railway	17,700	2,259
Caterpillar	18,394	1,250
CH Robinson Worldwide	1,964	122
Cintas	10,231	932
Copart*	1,887	72
Crane	7,509	359
CSX	37,032	961
Cummins	8,857	780
Danaher	147,529	13,702
Deere	12,483	952
Delta Air Lines	73,964	3,749

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund

Description	Shares	Value (000)
Dover	1,997	$122
Dun & Bradstreet	467	49
Eaton PLC	42,140	2,193
Emerson Electric	8,918	427
Equifax	23,879	2,659
Expeditors International of Washington	2,358	106
Fastenal	3,676	150
FedEx	19,866	2,960
Flowserve	43,223	1,819
Fluor	1,985	94
General Dynamics	31,805	4,369
General Electric	244,822	7,626
Hertz Global Holdings*	11,862	169
Honeywell International	58,187	6,026
Huntington Ingalls Industries	24,996	3,171
Illinois Tool Works	25,056	2,322
Ingersoll-Rand	3,467	192
ITT	4,820	175
Jacobs Engineering Group*	11,922	500
JB Hunt Transport Services	1,100	81
JetBlue Airways*	59,883	1,356
Kansas City Southern	1,392	104
Kennametal	12,408	238
L-3 Communications Holdings, Cl 3	1,054	126
Lincoln Electric Holdings	6,793	352
Lockheed Martin	22,933	4,980
ManpowerGroup	3,131	264
Masco	56,043	1,586
Nielsen Holdings	4,800	224
Norfolk Southern	7,722	653
Northrop Grumman	40,352	7,619
Orbital ATK	1,155	103
Owens Corning	15,652	736
PACCAR	4,917	233
Parker-Hannifin	13,048	1,265
Pentair PLC	22,098	1,095
Pitney Bowes	2,752	57
Precision Castparts	3,487	809
Quanta Services*	9,531	193
Raytheon	10,348	1,289
Republic Services, Cl A	3,071	135
Robert Half International	5,922	279
Rockwell Automation	6,972	715
Rockwell Collins	1,736	160
Roper Technologies	1,373	261
RR Donnelley & Sons	6,066	89

Description	Shares	Value (000)
Ryder System	692	$39
Snap-on	729	125
Southwest Airlines	49,132	2,116
Spirit AeroSystems Holdings, Cl A*	63,702	3,190
Spirit Airlines*	14,541	579
SPX FLOW*	4,790	134
Stanley Black & Decker	14,112	1,506
Stericycle*	1,149	139
Terex	16,137	298
Textron	70,390	2,957
Timken	2,376	68
Trinity Industries	13,462	323
Triumph Group	7,505	298
Tyco International PLC	91,136	2,906
Union Pacific	24,803	1,940
United Continental Holdings*	83,133	4,764
United Parcel Service, Cl B	56,630	5,450
United Rentals*	1,300	94
United Technologies	59,686	5,734
Verisk Analytics, Cl A*	2,100	161
Wabtec	26,600	1,892
Waste Management	7,458	398
WESCO International*	6,683	292
WW Grainger	765	155
Xylem	2,222	81

		155,626

Information Technology — 19.1%
Accenture PLC, Cl A	95,990	10,031
Activision Blizzard	6,900	267
Adobe Systems*	6,610	621
Akamai Technologies*	26,494	1,394
Alliance Data Systems*	880	243
Alphabet, Cl C*	38,263	29,430
Amdocs	36,611	1,998
Amphenol, Cl A	30,606	1,599
Analog Devices	13,520	748
Apple	268,374	28,249
Applied Materials	15,799	295
Arrow Electronics*	3,626	196
ASML Holding, Cl G	15,100	1,340
Autodesk*	2,908	177
Automatic Data Processing	6,168	523
Avago Technologies, Cl A	10,584	1,536
Avnet	39,661	1,699
Broadcom, Cl A	13,922	805
Broadridge Financial Solutions	23,971	1,288

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund

Description	Shares	Value (000)
Brocade Communications Systems	101,309	$930
CA	3,866	110
Cadence Design Systems*	36,515	760
CDW	13,065	549
Cisco Systems	252,458	6,855
Citrix Systems*	22,353	1,691
Cognizant Technology Solutions, Cl A*	9,875	593
Computer Sciences	37,993	1,242
CoreLogic*	37,933	1,284
Corning	16,223	297
CSRA	9,541	286
DST Systems	2,379	271
eBay*	95,846	2,634
Electronic Arts*	17,666	1,214
EMC	48,733	1,251
F5 Networks*	17,091	1,657
Facebook, Cl A*	163,717	17,135
Fidelity National Information Services	36,498	2,212
First Solar*	24,616	1,624
Fiserv*	32,151	2,941
FLIR Systems	1,947	55
Genpact*	28,033	700
Global Payments	14,164	914
Harris	1,686	147
Hewlett Packard Enterprise	39,948	607
HP	104,800	1,241
IAC	4,744	285
Ingram Micro, Cl A	52,014	1,580
Intel	111,720	3,849
International Business Machines	41,851	5,760
Intuit	9,064	875
Juniper Networks	126,790	3,499
KLA-Tencor	1,991	138
Lam Research	2,129	169
Leidos Holdings	38,336	2,157
Linear Technology	3,008	128
LinkedIn, Cl A*	12,300	2,768
Marvell Technology Group	135,130	1,192
MasterCard, Cl A	17,904	1,743
Maxim Integrated Products	3,882	148
Microchip Technology	2,846	132
Micron Technology*	64,742	917
Microsoft	456,960	25,352
Mobileye*	21,400	905
Motorola Solutions	2,185	150
NCR*	32,446	794

Description	Shares	Value (000)
NetApp	3,794	$101
NetSuite*	21,400	1,811
Nuance Communications*	24,207	481
NVIDIA	13,317	439
NXP Semiconductors*	19,400	1,634
ON Semiconductor*	12,909	126
Oracle	137,371	5,018
Palo Alto Networks*	8,200	1,444
Pandora Media*	6,790	91
Paychex	4,167	220
PayPal Holdings*	98,197	3,555
Qorvo*	1,800	92
QUALCOMM	20,294	1,014
Rackspace Hosting*	20,820	527
Red Hat*	23,930	1,982
salesforce.com*	51,130	4,009
SanDisk*	2,578	196
Seagate Technology	3,969	145
ServiceNow*	28,500	2,467
Skyworks Solutions	11,057	850
Symantec	8,737	183
TE Connectivity	5,215	337
Tencent Holdings ADR	107,200	2,103
Teradata*	5,802	153
Teradyne	43,619	902
Texas Instruments	81,048	4,442
Total System Services	16,624	828
Vantiv, Cl A*	9,785	464
VeriSign*	1,257	110
Visa, Cl A	162,528	12,604
Western Digital	4,319	259
Western Union	33,179	594
Workday, Cl A*	12,300	980
Xerox	131,974	1,403
Xilinx	4,823	227
Yahoo!*	11,745	391
Yelp, Cl A*	14,546	419
Zynga, Cl A*	216,779	581

		237,362

Materials — 2.9%
Air Products & Chemicals	2,568	334
Airgas	916	127
Alcoa	18,065	178
Ashland	1,343	138
Avery Dennison	1,268	79
Ball	1,852	135

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund

Description	Shares	Value (000)
Bemis	7,536	$337
Cabot	33,958	1,388
CF Industries Holdings	3,050	124
Crown Holdings*	35,197	1,784
Dow Chemical	95,465	4,915
Eastman Chemical	1,868	126
Ecolab	3,509	401
EI du Pont de Nemours	43,593	2,903
FMC	1,832	72
Freeport-McMoRan*	14,148	96
Graphic Packaging Holding	28,533	366
Huntsman	19,574	223
International Flavors & Fragrances	1,042	125
International Paper	5,376	203
LyondellBasell Industries, Cl A	59,613	5,180
Martin Marietta Materials	900	123
Monsanto	15,896	1,566
Mosaic	44,651	1,232
Newmont Mining	35,409	637
Nucor	4,455	179
Owens-Illinois*	19,177	334
PPG Industries	53,926	5,329
Praxair	3,914	401
Reliance Steel & Aluminum	11,822	685
Sealed Air	12,364	551
Sherwin-Williams	1,050	273
Steel Dynamics	8,735	156
Vulcan Materials	44,127	4,191
Westlake Chemical	13,405	728
WestRock	3,278	150

		35,769

Telecommunication Services — 1.4%
AT&T	94,954	3,267
CenturyLink	60,620	1,525
Frontier Communications	15,742	74
Level 3 Communications*	4,000	218
Telephone & Data Systems	13,425	348
T-Mobile US*	47,600	1,862
Verizon Communications	204,638	9,458
Vodafone Group PLC	185,738	605

		17,357

Utilities — 1.4%
AES	9,337	89
AGL Resources	1,607	102
Ameren	15,627	676
American Electric Power	36,551	2,130

Description	Shares	Value (000)
CenterPoint Energy	5,847	$107
CMS Energy	3,764	136
Consolidated Edison	3,811	245
Dominion Resources	7,915	535
DTE Energy	2,408	193
Duke Energy	34,885	2,490
Edison International	4,268	253
Entergy	2,454	168
Eversource Energy	4,349	222
Exelon	12,336	343
FirstEnergy	5,833	185
NextEra Energy	6,254	650
NiSource	4,346	85
NRG Energy	4,564	54
Pepco Holdings	3,435	89
PG&E	17,616	937
Pinnacle West Capital	27,883	1,798
PPL	9,199	314
Public Service Enterprise Group	73,337	2,837
SCANA	10,695	647
Sempra Energy	3,196	300
Southern	12,337	577
TECO Energy	3,211	86
Vectren	2,771	117
WEC Energy Group	4,320	222
Westar Energy, Cl A	11,284	479
Xcel Energy	20,724	744

		17,810

Total Common Stock (Cost $1,131,173) (000)		1,216,619

PREFERRED STOCK — 0.4%
Air BNB, Ser D* (A)	11,406	1,062
Air BNB, Ser E* (A)	6,939	646
Dropbox, Cl A* (A)	29,866	281
Dropbox, Cl C* (A)	1,097	10
Flipkart Online Services* (A)	5,739	816
Uber Technologies* (A)	28,993	1,414

Total Preferred Stock (Cost $3,465) (000)		4,229

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Large Cap Equity Fund

Description	Shares	Value (000)
SHORT-TERM INVESTMENT (B) — 1.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	21,481,836	$21,482

Total Short-Term Investment (Cost $21,482) (000)		21,482

Total Investments — 100.2% (Cost $1,156,120) (000)		$1,242,330

Percentages are based on net assets of $1,239,696 (000).

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
S&P 500 Index E-MINI	93	Mar-2016	$38

For the year ended December 31, 2015, the monthly average value of futures contracts held was $8,648 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2015, was $4,229 (000) and represented 0.34% of net assets.
(B)	The rate reported is the 7-day effective yield as of December 31, 2015.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poors

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,216,619	$—	$—	$1,216,619
Preferred Stock	—	—	4,229	4,229
Short-Term Investment	21,482	—	—	21,482

Total Investments in Securities	$1,238,101	$—	$4,229	$1,242,330

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$38	$—	$—	$38

Total Other Financial Instruments	$38	$—	$—	$38

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 95.7%
Consumer Discretionary — 15.8%
1-800-Flowers.com, Cl A*	170,374	$1,240
2U*	2,200	62
A H Belo, Cl A	51,686	258
Abercrombie & Fitch, Cl A	40,346	1,089
AMC Entertainment Holdings, Cl A	1,700	41
AMC Networks, Cl A*	20,900	1,561
American Axle & Manufacturing Holdings*	6,630	126
American Eagle Outfitters	107,700	1,669
American Public Education*	1,300	24
America’s Car-Mart*	600	16
Apollo Education Group, Cl A*	7,900	61
Arctic Cat	900	15
Asbury Automotive Group*	2,389	161
Ascena Retail Group*	14,859	146
Ascent Capital Group, Cl A*	1,108	19
Barnes & Noble	4,697	41
Barnes & Noble Education*	2,526	25
Bassett Furniture Industries	800	20
Beazer Homes USA*	167,157	1,920
bebe stores	3,200	2
Belmond, Cl A*	8,510	81
Big 5 Sporting Goods	1,400	14
Big Lots	63,425	2,445
Biglari Holdings*	134	44
BJ’s Restaurants*	1,961	85
Black Diamond*	1,800	8

Description	Shares	Value (000)
Bloomin’ Brands	11,113	$188
Blue Nile*	886	33
Bob Evans Farms	1,931	75
Bojangles’*	600	10
Boot Barn Holdings*	1,000	12
Boyd Gaming*	61,906	1,230
Bravo Brio Restaurant Group*	77,988	702
Bridgepoint Education*	1,200	9
Bright Horizons Family Solutions*	3,200	214
Buckle	26,250	808
Buffalo Wild Wings*	1,627	260
Build-A-Bear Workshop, Cl A*	1,000	12
Burlington Stores*	17,839	765
Caesars Acquisition, Cl A*	3,900	27
Caesars Entertainment*	4,400	35
CalAtlantic Group	6,855	260
Caleres	3,796	102
Callaway Golf	7,198	68
Capella Education	1,100	51
Career Education*	5,800	21
Carmike Cinemas*	79,152	1,815
Carriage Services, Cl A	1,300	31
Carrols Restaurant Group*	2,900	34
Carter’s	20,900	1,860
Cato, Cl A	2,300	85
Cavco Industries*	800	67
Central European Media Enterprises, Cl A*	4,900	13
Century Communities*	1,100	19
Cheesecake Factory	4,263	197
Chegg*	6,873	46
Cherokee*	600	10
Chico’s FAS	180,851	1,930
Children’s Place	1,800	99
Christopher & Banks*	2,800	5
Churchill Downs	1,207	171
Chuy’s Holdings*	109,943	3,445
Citi Trends	1,300	28
ClubCorp Holdings	71,106	1,299
Collectors Universe	400	6
Columbia Sportswear	2,600	127
Conn’s*	2,160	51
Container Store Group*	1,500	12
Cooper Tire & Rubber	4,974	188
Cooper-Standard Holding*	1,200	93
Core-Mark Holding	9,256	759
Cracker Barrel Old Country Store	1,717	218

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Crocs*	6,890	$71
Crown Media Holdings, Cl A*	2,800	16
CSS Industries	800	23
Culp	1,000	25
Cumulus Media, Cl A*	12,400	4
Daily Journal*	50	10
Dana Holding	13,372	185
Dave & Buster’s Entertainment*	30,695	1,281
Deckers Outdoor*	2,900	137
Del Frisco’s Restaurant Group*	163,475	2,618
Denny’s*	7,684	76
Destination XL Group*	2,800	15
DeVry Education Group	101,113	2,559
Diamond Resorts International*	3,734	95
DineEquity	1,500	127
Dixie Group*	197,266	1,032
Dorman Products*	2,334	111
DreamWorks Animation SKG, Cl A*	6,800	175
Drew Industries	2,082	127
DSW, Cl A	32,577	777
El Pollo Loco Holdings*	1,200	15
Eldorado Resorts*	1,900	21
Empire Resorts*	180	3
Entercom Communications, Cl A*	2,100	24
Entravision Communications, Cl A	5,300	41
Eros International, Cl A*	2,300	21
Escalade	800	11
Ethan Allen Interiors	2,081	58
Etsy*	1,400	12
EVINE Live*	3,600	6
EW Scripps, Cl A	5,226	99
Expedia	16,100	2,001
Express*	7,345	127
Federal-Mogul Holdings*	2,600	18
Fenix Parts*	1,400	10
Fiesta Restaurant Group*	64,619	2,171
Finish Line, Cl A	92,990	1,681
Five Below*	4,763	153
Flexsteel Industries	400	18
Fogo De Chao*	700	11
Foot Locker	44,000	2,864
Fox Factory Holding*	1,500	25
Francesca’s Holdings*	3,300	57
Fred’s, Cl A	75,893	1,242
FTD*	1,500	39
Genesco*	2,089	119
Gentherm*	3,104	147

Description	Shares	Value (000)
G-III Apparel Group*	38,273	$1,694
Global Eagle Entertainment*	4,300	42
GNC Holdings, Cl A	60,840	1,887
Grand Canyon Education*	4,244	170
Gray Television*	5,800	95
Green Brick Partners*	1,400	10
Group 1 Automotive	1,999	151
Guess?	5,396	102
Habit Restaurants, Cl A*	22,758	525
Harman International Industries	26,003	2,449
Harte-Hanks	4,173	14
Haverty Furniture	1,600	34
Helen of Troy*	15,871	1,496
Hemisphere Media Group, Cl A*	700	10
Hibbett Sports*	2,300	70
Hooker Furniture	800	20
Horizon Global*	1,439	15
Houghton Mifflin Harcourt*	11,879	259
Hovnanian Enterprises, Cl A*	9,898	18
HSN	2,848	144
Iconix Brand Group*	3,823	26
IMAX*	28,655	1,018
Installed Building Products*	1,800	45
International Speedway, Cl A	2,500	84
Interval Leisure Group	3,200	50
Intrawest Resorts Holdings*	1,100	9
iRobot*	2,650	94
Isle of Capri Casinos*	1,800	25
J Alexander’s Holdings*	1,174	13
Jack in the Box	3,313	254
JAKKS Pacific*	1,500	12
Jamba*	1,200	16
Jarden*	35,340	2,018
John Wiley & Sons, Cl A	18,089	815
Johnson Outdoors, Cl A	400	9
Journal Media Group	2,307	28
K12*	2,700	24
KB Home	6,854	85
Kirkland’s	105,603	1,531
Kona Grill*	800	13
Krispy Kreme Doughnuts*	128,857	1,941
La Quinta Holdings*	8,200	112
Lands’ End*	1,400	33
La-Z-Boy, Cl Z	4,597	112
LGI Homes*	1,200	29
Libbey	2,010	43
Liberty Tax	400	10

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Liberty TripAdvisor Holdings, Cl A*	6,500	$197
LifeLock*	8,395	120
Lifetime Brands	900	12
Lindblad Expeditions Holdings*	129,791	1,442
Lithia Motors, Cl A	2,035	217
Loral Space & Communications*	1,200	49
Lumber Liquidators Holdings*	2,149	37
M/I Homes*	25,488	559
Malibu Boats, Cl A*	112,749	1,845
Marcus	1,500	28
Marine Products	600	4
MarineMax*	103,753	1,911
Marriott Vacations Worldwide	2,289	130
Mattress Firm Holding*	1,700	76
MCBC Holdings*	39,412	539
MDC Holdings	3,487	89
MDC Partners, Cl A	3,855	84
Media General*	8,389	135
Men’s Wearhouse	102,272	1,501
Meredith	39,427	1,704
Meritage Homes*	3,487	119
Metaldyne Performance Group	44,700	820
Modine Manufacturing*	172,371	1,560
Mohawk Industries*	5,600	1,061
Monarch Casino & Resort*	700	16
Monro Muffler Brake	17,753	1,176
Morgans Hotel Group*	2,400	8
Motorcar Parts of America*	32,525	1,100
Movado Group	1,351	35
NACCO Industries, Cl A	400	17
National CineMedia	73,729	1,158
Nautilus*	2,500	42
New Home*	700	9
New Media Investment Group	4,104	80
New York Times, Cl A	12,389	166
Newell Rubbermaid	29,500	1,300
Nexstar Broadcasting Group, Cl A	2,695	158
Noodles, Cl A*	800	8
Norwegian Cruise Line Holdings*	17,200	1,008
Nutrisystem	2,300	50
Ollie’s Bargain Outlet Holdings*	1,100	19
Outerwall	1,626	59
Overstock.com*	1,000	12
Oxford Industries	27,712	1,768
Panera Bread, Cl A*	3,000	584
Papa John’s International	2,600	145
Papa Murphy’s Holdings*	900	10

Description	Shares	Value (000)
Party City Holdco*	2,300	$30
Penn National Gaming*	60,739	973
Pep Boys-Manny Moe & Jack*	4,888	90
Performance Sports Group*	4,100	39
Perry Ellis International*	1,000	18
PetMed Express	1,500	26
Pier 1 Imports	279,621	1,423
Pinnacle Entertainment*	5,216	162
Planet Fitness, Cl A*	1,500	23
Pool	3,730	301
Popeyes Louisiana Kitchen*	31,197	1,825
Potbelly*	2,100	25
Reading International, Cl A*	26,895	353
Red Robin Gourmet Burgers*	1,200	74
Regis*	3,700	52
Rent-A-Center, Cl A	4,600	69
Rentrak*	1,200	57
Restoration Hardware Holdings*	2,910	231
Ruby Tuesday*	5,200	29
Ruth’s Hospitality Group	2,800	45
Saga Communications, Cl A	300	12
Scholastic	2,400	93
Scientific Games, Cl A*	3,958	36
SeaWorld Entertainment	149,170	2,936
Select Comfort*	4,387	94
Sequential Brands Group*	2,272	18
SFX Entertainment*	3,200	1
Shake Shack, Cl A*	400	16
Shoe Carnival	1,165	27
Shutterfly*	3,221	144
Sinclair Broadcast Group, Cl A	5,809	189
Sizmek*	1,700	6
Skullcandy*	1,600	8
Smith & Wesson Holding*	4,445	98
Sonic	4,700	152
Sonic Automotive, Cl A	2,931	67
Sotheby’s	5,397	139
Speedway Motorsports	900	19
Sportsman’s Warehouse Holdings*	97,130	1,253
Stage Stores	2,581	24
Standard Motor Products	1,614	61
Stein Mart	198,731	1,337
Steven Madden*	54,165	1,637
Stoneridge*	2,400	36
Strattec Security	272	15
Strayer Education*	908	55
Sturm Ruger	1,689	101

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Superior Industries International	1,831	$34
Superior Uniform Group	700	12
Systemax*	1,100	9
Taylor Morrison Home, Cl A*	2,900	46
Tempur Sealy International*	22,500	1,584
Tenneco*	16,688	766
Texas Roadhouse, Cl A	6,260	224
Tile Shop Holdings*	82,900	1,360
Tilly’s, Cl A*	900	6
Time	9,485	149
Toll Brothers*	30,800	1,026
Tower International	1,954	56
Townsquare Media, Cl A*	900	11
Tractor Supply	21,100	1,804
TRI Pointe Group*	14,043	178
Tribune Publishing	1,900	18
Tuesday Morning*	3,400	22
Tumi Holdings*	4,800	80
UCP, Cl A*	54,349	391
Ulta Salon Cosmetics & Fragrance*	15,740	2,913
Under Armour, Cl A*	18,883	1,522
Unifi*	1,198	34
Unique Fabricating	43,211	533
Universal Electronics*	1,300	67
Universal Technical Institute	1,600	7
Vail Resorts	11,454	1,466
Vera Bradley*	1,900	30
Vince Holding*	800	4
Visteon*	20,790	2,379
Vitamin Shoppe*	2,605	85
VOXX International, Cl A*	1,400	7
Wayfair, Cl A*	1,800	86
WCI Communities*	1,400	31
Weight Watchers International*	2,400	55
Wendy’s	78,075	841
West Marine*	1,300	11
Weyco Group	500	13
William Lyon Homes, Cl A*	1,800	30
Wingstop*	700	16
Winmark	200	19
Winnebago Industries	2,100	42
Wolverine World Wide	9,007	151
World Wrestling Entertainment, Cl A	58,914	1,051
ZAGG*	2,100	23
Zoe’s Kitchen*	1,600	45
Zumiez*	1,670	25

		123,623

Description	Shares	Value (000)
Consumer Staples — 1.9%
Alico	200	$8
Amplify Snack Brands*	1,600	18
Andersons	68,898	2,180
B&G Foods	22,347	783
Blue Buffalo Pet Products*	15,100	283
Boston Beer, Cl A*	779	157
Boulder Brands*	5,100	56
Calavo Growers	1,300	64
Cal-Maine Foods	2,800	130
Casey’s General Stores	3,356	405
Castle Brands*	7,400	9
Central Garden & Pet, Cl A*	3,800	52
Chefs’ Warehouse*	53,247	889
Coca-Cola Bottling Consolidated	400	73
Craft Brew Alliance*	900	8
Darling Ingredients*	14,897	157
Dean Foods	8,255	142
Diamond Foods*	2,400	93
Elizabeth Arden*	2,225	22
Fairway Group Holdings, Cl A*	1,700	1
Farmer Brothers*	500	16
Flowers Foods	28,600	615
Fresh Del Monte Produce	3,000	117
Fresh Market*	3,800	89
Freshpet*	1,800	15
Herbalife*	16,500	886
HRG Group*	6,621	90
Ingles Markets, Cl A	1,100	48
Inter Parfums	1,287	31
Inventure Foods*	132,598	941
J&J Snack Foods	1,280	149
John B Sanfilippo & Son	700	38
Lancaster Colony	1,641	189
Landec*	2,200	26
Lifeway Foods*	300	3
Limoneira	900	13
Medifast	1,000	30
MGP Ingredients	1,000	26
National Beverage*	1,000	45
Natural Grocers by Vitamin Cottage*	700	14
Natural Health Trends	600	20
Nature’s Sunshine Products	800	8
Nu Skin Enterprises, Cl A	14,283	541
Nutraceutical International*	600	15
Oil-Dri Corp of America	300	11
Omega Protein*	1,700	38

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Orchids Paper Products	700	$22
Performance Food Group*	1,400	32
Post Holdings*	27,378	1,688
PriceSmart	1,652	137
Revlon, Cl A*	900	25
Sanderson Farms	2,026	157
Seaboard*	22	64
Seneca Foods, Cl A*	700	20
Smart & Final Stores*	2,000	36
Snyder’s-Lance	4,176	143
SpartanNash	3,341	72
SUPERVALU*	22,825	155
Synutra International*	1,100	5
Tootsie Roll Industries	1,542	49
TreeHouse Foods*	3,713	291
United Natural Foods*	4,329	170
Universal	1,961	110
USANA Health Sciences*	500	64
Vector Group	7,446	176
Village Super Market, Cl A	500	13
WD-40	1,287	126
Weis Markets	897	40
WhiteWave Foods, Cl A*	32,240	1,254

		14,393

Energy — 2.2%
Abraxas Petroleum*	7,700	8
Adams Resources & Energy	200	8
Alon USA Energy	2,800	42
Approach Resources*	3,300	6
Archrock	6,052	46
Ardmore Shipping	104,296	1,327
Atwood Oceanics	5,400	55
Basic Energy Services*	2,700	7
Bill Barrett*	3,571	14
Bonanza Creek Energy*	4,175	22
Bristow Group	3,187	83
C&J Energy Services*	4,600	22
Callon Petroleum*	5,400	45
Capital Product Partners (C)	114,400	631
CARBO Ceramics	73,691	1,267
Carrizo Oil & Gas*	23,245	688
Clayton Williams Energy*	500	15
Clean Energy Fuels*	5,852	21
Cloud Peak Energy*	5,201	11
Contango Oil & Gas*	1,241	8
Delek US Holdings	5,200	128

Description	Shares	Value (000)
DHT Holdings	8,500	$69
Dorian LPG*	1,800	21
Eclipse Resources*	5,400	10
Energy Fuels*	3,000	9
Energy XXI	7,788	8
Era Group*	1,600	18
Evolution Petroleum	1,500	7
EXCO Resources*	12,700	16
Exterran*	3,026	49
Fairmount Santrol Holdings*	4,699	11
Forum Energy Technologies*	5,300	66
Frontline	20,700	62
GasLog	3,327	28
Gastar Exploration*	6,000	8
Gener8 Maritime*	1,700	16
Geospace Technologies*	1,114	16
Green Plains	82,317	1,886
Gulfmark Offshore, Cl A	2,155	10
Halcon Resources*	6,260	8
Hallador Energy	800	4
Helix Energy Solutions Group*	9,771	51
Hornbeck Offshore Services*	2,900	29
Independence Contract Drilling*	600	3
ION Geophysical*	10,870	5
Isramco*	39	3
Jones Energy, Cl A*	2,600	10
Key Energy Services*	11,450	6
Matador Resources*	6,600	130
Matrix Service*	2,100	43
McDermott International*	20,984	70
Natural Gas Services Group*	1,000	22
Navios Maritime Acquisition	6,900	21
Newfield Exploration*	23,900	778
Newpark Resources*	6,698	35
Nordic American Offshore	1,500	8
Nordic American Tankers	7,800	121
North Atlantic Drilling*	480	1
Northern Oil and Gas*	5,000	19
Oasis Petroleum*	12,600	93
Oceaneering International	22,547	846
Oil States International*	4,700	128
Pacific Ethanol*	2,000	10
Panhandle Oil and Gas, Cl A	1,200	19
Par Pacific Holdings*	1,500	35
Parker Drilling*	9,402	17
Parsley Energy, Cl A*	8,288	153
Patterson-UTI Energy	185,385	2,797

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
PDC Energy*	3,425	$183
Peabody Energy	1,360	10
Penn Virginia*	5,614	2
PHI*	1,000	16
Pioneer Energy Services*	5,274	11
Renewable Energy Group*	3,700	34
REX American Resources*	500	27
Rex Energy*	4,129	4
RigNet*	900	19
Ring Energy*	76,666	540
RSP Permian*	5,300	129
Sanchez Energy*	4,096	18
SandRidge Energy*	31,200	6
Scorpio Tankers	16,075	129
SEACOR Holdings*	1,600	84
SemGroup, Cl A	3,923	113
Seventy Seven Energy*	4,000	4
Ship Finance International	5,200	86
Solazyme*	6,500	16
Stone Energy*	4,344	19
Superior Energy Services	71,869	968
Synergy Resources*	8,700	74
Teekay Tankers, Cl A	8,200	56
Tesco	2,900	21
TETRA Technologies*	6,131	46
Tidewater	4,200	29
TransAtlantic Petroleum*	2,200	3
Triangle Petroleum*	3,200	2
Ultra Petroleum*	12,800	32
Unit*	4,500	55
Uranium Energy*	9,200	10
US Silica Holdings	94,621	1,773
W&T Offshore	2,600	6
Western Refining	6,097	217
Westmoreland Coal*	1,324	8

		16,979

Financials — 20.9%
1st Source	1,320	41
Acadia Realty Trust‡	6,000	199
Access National	700	14
Agree Realty‡	1,400	48
Alexander & Baldwin	4,353	154
Alexander’s‡	175	67
Altisource Asset Management*	65	1
Altisource Portfolio Solutions*	1,064	30
Altisource Residential‡	5,100	63

Description	Shares	Value (000)
Ambac Financial Group*	3,600	$51
American Assets Trust‡	3,238	124
American Capital Mortgage Investment‡	4,700	66
American Equity Investment Life Holding	57,283	1,377
American Financial Group	35,535	2,561
American National Bankshares	800	20
American Residential Properties‡	2,900	55
Ameris Bancorp	2,800	95
AMERISAFE	1,666	85
Ames National	700	17
Anchor BanCorp Wisconsin*	700	30
Anworth Mortgage Asset‡	8,498	37
Apollo Commercial Real Estate Finance‡	5,136	88
Apollo Residential Mortgage‡	2,500	30
Ares Commercial Real Estate‡	2,400	27
Argo Group International Holdings	2,499	150
Arlington Asset Investment, Cl A	1,700	22
Armada Hoffler Properties‡	2,000	21
ARMOUR Residential‡	3,612	79
Arrow Financial	928	25
Ashford*	44	2
Ashford Hospitality Prime‡	2,061	30
Ashford Hospitality Trust‡	6,533	41
Associated Capital Group*	500	15
Assurant	34,320	2,764
Astoria Financial	8,067	128
Atlas Financial Holdings*	900	18
AV Homes*	900	12
Baldwin & Lyons, Cl B	700	17
Banc of California	2,900	42
BancFirst	600	35
Banco Latinoamericano de Comercio Exterior, Cl E	2,800	73
Bancorp*	69,321	442
BancorpSouth	8,644	207
Bank Mutual	3,900	30
Bank of Hawaii	46,020	2,895
Bank of Marin Bancorp	500	27
Bank of the Ozarks	32,365	1,601
BankFinancial	1,600	20
Banner	1,816	83
Bar Harbor Bankshares	400	14
BBCN Bancorp	6,936	119
BBX Capital, Cl A*	519	8
Bear State Financial*	1,400	15

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Beneficial Bancorp*	7,539	$100
Berkshire Hills Bancorp	34,345	1,000
BGC Partners, Cl A	16,053	157
Blue Hills Bancorp	2,400	37
Bluerock Residential Growth, Cl A‡	1,300	15
BNC Bancorp	52,056	1,321
BofI Holding*	5,200	109
Boston Private Financial Holdings	6,974	79
Bridge Bancorp	58,497	1,780
Brookline Bancorp	5,800	67
Bryn Mawr Bank	1,600	46
BSB Bancorp*	800	19
C1 Financial*	700	17
Calamos Asset Management, Cl A	1,300	13
Camden National	700	31
Campus Crest Communities‡	101,251	689
Capital Bank Financial, Cl A	1,834	59
Capital City Bank Group	800	12
Capitol Federal Financial	12,685	159
Capstead Mortgage‡	8,500	74
Cardinal Financial	22,353	509
CareTrust‡	3,737	41
Cascade Bancorp*	90,926	552
Cash America International	2,300	69
CatchMark Timber Trust, Cl A‡	3,700	42
Cathay General Bancorp	7,111	223
Cedar Realty Trust‡	7,025	50
CenterState Banks	3,700	58
Central Pacific Financial	1,900	42
Century Bancorp, Cl A	300	13
Charter Financial	1,159	15
Chatham Lodging Trust‡	3,400	70
Chemical Financial	50,265	1,723
Chesapeake Lodging Trust‡	5,179	130
Citizens, Cl A*	3,800	28
Citizens & Northern	900	19
City Holding	1,237	56
Clifton Bancorp	2,189	31
CNB Financial	1,200	22
CNO Financial Group	17,026	325
CoBiz Financial	198,519	2,664
Cohen & Steers	44,244	1,349
Colony Capital, Cl A‡	9,700	189
Columbia Banking System	64,071	2,083
Commerce Bancshares	59,430	2,528
Community Bank System	3,554	142
Community Trust Bancorp	1,488	52

Description	Shares	Value (000)
CommunityOne Bancorp*	900	$12
ConnectOne Bancorp	2,460	46
Consolidated-Tomoka Land	4,826	253
CorEnergy Infrastructure Trust‡	1,140	17
CoreSite Realty‡	2,100	119
Corporate Office Properties Trust‡	99,843	2,180
Cousins Properties‡	18,778	177
Cowen Group, Cl A*	9,004	34
Crawford, Cl B	2,200	12
CU Bancorp*	1,400	36
CubeSmart‡	14,426	442
Customers Bancorp*	69,624	1,895
CVB Financial	9,518	161
CyrusOne‡	5,708	214
CYS Investments‡	13,404	96
DCT Industrial Trust‡	7,895	295
Diamond Hill Investment Group	300	57
DiamondRock Hospitality‡	17,954	173
Dime Community Bancshares	2,543	44
Donegal Group, Cl A	700	10
DuPont Fabros Technology‡	5,530	176
Dynex Capital‡	4,600	29
E*TRADE Financial*	46,300	1,372
Eagle Bancorp*	51,154	2,582
Easterly Government Properties‡	1,200	21
EastGroup Properties‡	2,893	161
Education Realty Trust‡	4,885	185
eHealth*	1,500	15
EMC Insurance Group	450	11
Employers Holdings	2,700	74
Encore Capital Group*	2,300	67
Enova International*	1,972	13
Enstar Group*	800	120
Enterprise Bancorp	600	14
Enterprise Financial Services	1,800	51
EPR Properties‡	5,082	297
Equity One‡	6,400	174
Essent Group*	107,307	2,350
EverBank Financial	8,441	135
Evercore Partners, Cl A	24,573	1,329
EZCORP, Cl A*	3,900	19
Farmers Capital Bank*	500	14
FBL Financial Group, Cl A	800	51
FCB Financial Holdings, Cl A*	2,500	89
Federal Agricultural Mortgage, Cl C	900	28
Federated National Holding	1,300	38
FelCor Lodging Trust‡	12,572	92

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Fidelity & Guaranty Life	42,424	$1,076
Fidelity Southern	1,312	29
Fifth Street Asset Management, Cl A	300	1
Financial Engines	4,535	153
Financial Institutions	1,200	34
First American Financial	9,326	335
First Bancorp	2,300	44
First BanCorp*	8,600	28
First Busey	1,869	39
First Business Financial Services	600	15
First Cash Financial Services*	2,517	94
First Citizens BancShares, Cl A	644	166
First Commonwealth Financial	7,938	72
First Community Bancshares	1,300	24
First Connecticut Bancorp	55,971	974
First Defiance Financial	700	26
First Financial	900	31
First Financial Bancorp	97,407	1,760
First Financial Bankshares	5,542	167
First Foundation*	13,486	318
First Industrial Realty Trust‡	9,577	212
First Interstate BancSystem, Cl A	1,800	52
First Merchants	7,074	180
First Midwest Bancorp	72,103	1,329
First NBC Bank Holding*	1,200	45
First of Long Island	1,046	31
First Potomac Realty Trust‡	5,418	62
FirstMerit	14,370	268
Flagstar Bancorp*	1,600	37
Flushing Financial	2,486	54
FNB	236,195	3,152
FNFV Group*	6,800	76
Forestar Group*	2,722	30
Fox Chase Bancorp	800	16
Franklin Financial Network*	47,212	1,482
Franklin Street Properties‡	7,951	82
FRP Holdings*	500	17
Fulton Financial	15,300	199
GAIN Capital Holdings	2,900	24
GAMCO Investors, Cl A	500	16
GEO Group‡	6,452	187
German American Bancorp	1,000	33
Getty Realty‡	2,006	34
Glacier Bancorp	6,749	179
Gladstone Commercial‡	1,500	22
Global Indemnity, Cl A*	700	20

Description	Shares	Value (000)
Government Properties Income Trust‡	6,200	$98
Gramercy Property Trust‡	37,509	290
Great Ajax‡	500	6
Great Southern Bancorp	1,000	45
Great Western Bancorp	38,314	1,112
Green Bancorp*	1,000	10
Green Dot, Cl A*	4,100	67
Greenhill	53,327	1,525
Greenlight Capital, Cl A*	2,651	50
Guaranty Bancorp	1,100	18
Hallmark Financial Services*	1,100	13
Hampton Roads Bankshares*	2,000	4
Hancock Holding	73,025	1,838
Hanmi Financial	2,883	68
Hannon Armstrong Sustainable Infrastructure Capital‡	97,054	1,836
Hatteras Financial‡	8,500	112
HCI Group	700	24
Healthcare Realty Trust‡	8,947	253
Heartland Financial USA	1,600	50
Heritage Commerce	2,300	28
Heritage Financial	130,334	2,455
Heritage Insurance Holdings	2,200	48
Heritage Oaks Bancorp	1,900	15
Hersha Hospitality Trust, Cl A‡	4,300	94
HFF, Cl A	3,321	103
Highwoods Properties‡	8,164	356
Hilltop Holdings*	6,899	133
Hingham Institution for Savings	100	12
Home BancShares	5,163	209
HomeStreet*	1,800	39
HomeTrust Bancshares*	1,800	36
Horace Mann Educators	88,370	2,932
Horizon Bancorp	1,100	31
Houlihan Lokey, Cl A	1,300	34
Hudson Pacific Properties‡	6,674	188
IBERIABANK	37,252	2,051
Impac Mortgage Holdings*	800	14
Independence Holding	500	7
Independence Realty Trust‡	2,275	17
Independent Bank	69,565	3,178
Independent Bank Group	700	22
Infinity Property & Casualty	4,256	350
InfraREIT‡	1,700	31
Inland Real Estate‡	8,017	85
International Bancshares	4,881	125

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
International. FCStone*	1,400	$47
Invesco Mortgage Capital‡	10,752	133
Investment Technology Group	2,800	48
Investors Bancorp	30,153	375
Investors Real Estate Trust‡	10,306	72
iStar‡ *	115,886	1,359
James River Group Holdings	800	27
Janus Capital Group	12,787	180
JG Wentworth, Cl A*	800	1
KCG Holdings, Cl A*	2,824	35
Kearny Financial	7,832	99
Kemper	3,913	146
Kennedy-Wilson Holdings	8,020	193
Kite Realty Group Trust‡	7,218	187
Ladder Capital, Cl A‡	3,600	45
Ladenburg Thalmann Financial Services*	8,400	23
Lakeland Bancorp	2,889	34
Lakeland Financial	1,500	70
LaSalle Hotel Properties‡	10,093	254
LegacyTexas Financial Group	4,135	103
LendingTree*	500	45
Lexington Realty Trust‡	17,924	143
Live Oak Bancshares	600	9
LTC Properties‡	3,100	134
Mack-Cali Realty‡	7,764	181
Maiden Holdings	4,534	68
MainSource Financial Group	2,000	46
Marcus & Millichap*	1,200	35
MarketAxess Holdings	9,341	1,042
Marlin Business Services	800	13
MB Financial	6,514	211
MBIA*	11,600	75
Medical Properties Trust‡	20,911	241
Medley Management, Cl A	300	2
Mercantile Bank	1,300	32
Merchants Bancshares	300	9
Meridian Bancorp	4,934	70
Meta Financial Group	600	28
Metro Bancorp	1,100	35
MGIC Investment*	118,475	1,046
MidWestOne Financial Group	500	15
Moelis, Cl A	1,600	47
Monmouth Real Estate Investment, Cl A‡	5,460	57
Monogram Residential Trust‡	15,000	146
Mortgage Investment Trust‡	2,300	30

Description	Shares	Value (000)
National Bank Holdings, Cl A	157,668	$3,370
National Bankshares	500	18
National Commerce*	600	15
National General Holdings	3,400	74
National Health Investors‡	3,299	201
National Interstate	500	13
National Penn Bancshares	12,179	150
National Storage Affiliates Trust‡	2,200	38
National Western Life Group, Cl A	193	49
Nationstar Mortgage Holdings*	3,600	48
Navigators Group*	987	85
NBT Bancorp	3,922	109
Nelnet, Cl A	1,959	66
New Residential Investment‡	234,171	2,847
New Senior Investment Group‡	7,700	76
New York‡	14,600	168
New York Mortgage Trust‡	9,810	52
NewBridge Bancorp	2,756	34
NewStar Financial*	2,200	20
NexPoint Residential Trust‡	1,300	17
NMI Holdings, Cl A*	4,300	29
Northfield Bancorp	3,900	62
Northwest Bancshares	124,273	1,665
OceanFirst Financial	1,000	20
Ocwen Financial*	9,500	66
OFG Bancorp	3,383	25
Old National Bancorp	170,744	2,315
Old Second Bancorp*	2,700	21
OM Asset Management	1,900	29
On Deck Capital*	1,000	10
One Liberty Properties‡	1,000	21
OneBeacon Insurance Group, Cl A	1,925	24
Oppenheimer Holdings, Cl A	704	12
Opus Bank	23,304	862
Orchid Island Capital, Cl A‡	2,300	23
Oritani Financial	3,559	59
Outfront Media‡	99,992	2,182
Pacific Continental	1,500	22
Pacific Premier Bancorp*	2,000	43
PacWest Bancorp	21,886	943
Park National	1,189	108
Park Sterling	329,454	2,412
Parkway Properties‡	7,641	119
Patriot National*	800	5
Peapack Gladstone Financial	1,200	25
Pebblebrook Hotel Trust‡	6,224	174
Penns Woods Bancorp	352	15

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Pennsylvania‡	6,238	$136
PennyMac Financial Services, Cl A*	1,100	17
PennyMac Mortgage Investment Trust‡	6,567	100
Peoples Bancorp	1,700	32
Peoples Financial Services	600	23
PHH*	4,417	72
Physicians Realty Trust‡	7,600	128
PICO Holdings*	1,900	20
Pinnacle Financial Partners	3,100	159
Piper Jaffray*	1,300	53
Potlatch‡	57,922	1,752
PRA Group*	4,361	152
Preferred Apartment Communities, Cl A‡	1,500	20
Preferred Bank	1,000	33
Primerica	55,330	2,613
PrivateBancorp	124,589	5,112
Prosperity Bancshares	73,199	3,504
Provident Financial Services	57,913	1,168
PS Business Parks‡	1,685	147
Pzena Investment Management, Cl A	800	7
QCR Holdings	800	19
QTS Realty Trust*	41,300	1,862
Radian Group	17,143	230
RAIT Financial Trust‡	6,800	18
Ramco-Gershenson Properties Trust‡	7,130	118
RCS Capital, Cl A*	3,500	1
RE/MAX Holdings, Cl A	900	34
Redwood Trust‡	7,400	98
Regional Management*	900	14
Renasant	3,622	125
Republic Bancorp, Cl A	700	18
Resource America, Cl A	1,100	7
Resource Capital‡	2,658	34
Retail Opportunity Investments‡	8,900	159
Rexford Industrial Realty‡	4,600	75
RLI	3,696	228
RLJ Lodging Trust‡	11,403	247
RMR Group*	168	2
Rouse Properties‡	3,400	50
Ryman Hospitality Properties‡	3,769	195
S&T Bancorp	3,174	98
Sabra Health Care‡	5,900	119
Safeguard Scientifics*	1,600	23
Safety Insurance Group	1,403	79
Sandy Spring Bancorp	2,070	56

Description	Shares	Value (000)
Saul Centers‡	800	$41
Sberbank of Russia Via SB Capital* (A)	2,200	33
Select Income‡	5,688	113
Selective Insurance Group	4,948	166
ServisFirst Bancshares	1,900	90
Sierra Bancorp	800	14
Signature Bank*	29,227	4,484
Silver Bay Realty Trust‡	3,000	47
Simmons First National, Cl A	2,654	136
Solar Capital	43,429	714
South State	2,100	151
Southern National Bancorp of Virginia	12,409	162
Southside Bancshares	2,028	49
Southwest Bancorp	91,100	1,592
Sovran Self Storage‡	3,092	332
St. Joe*	4,800	89
STAG Industrial‡	48,662	898
Starwood Waypoint Residential Trust‡	3,396	77
State Auto Financial	1,300	27
State Bank Financial	95,121	2,000
State National	3,100	30
Sterling Bancorp	10,445	169
Stewart Information Services	1,900	71
Stifel Financial*	5,910	250
Stock Yards Bancorp	1,200	45
Stonegate Bank	62,052	2,039
Stonegate Mortgage*	60,929	332
STORE Capital‡	3,200	74
Suffolk Bancorp	1,000	28
Summit Hotel Properties‡	7,700	92
Sun Bancorp*	740	15
Sun Communities‡	4,395	301
Sunstone Hotel Investors‡	18,077	226
SVB Financial Group*	13,300	1,581
Symetra Financial	6,523	207
Synovus Financial	42,455	1,375
Talmer Bancorp, Cl A	143,431	2,598
Tanger Factory Outlet Centers‡	37,035	1,211
Tejon Ranch*	1,000	19
Terreno Realty‡	3,800	86
Territorial Bancorp	684	19
Texas Capital Bancshares*	9,498	469
Third Point Reinsurance*	7,617	102
Tiptree Financial	2,800	17
Tompkins Financial	1,391	78

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Towne Bank	4,060	$85
TriCo Bancshares	1,800	49
TriState Capital Holdings*	1,600	22
Triumph Bancorp*	1,400	23
TrustCo Bank	8,770	54
Trustmark	5,928	137
UMB Financial	21,896	1,019
UMH Properties‡	1,700	17
Umpqua Holdings	74,676	1,187
Union Bankshares	56,909	1,436
United Bankshares	6,031	223
United Community Banks	4,716	92
United Community Financial	3,800	22
United Development Funding IV‡	2,800	31
United Financial Bancorp	3,951	51
United Fire Group	1,900	73
United Insurance Holdings	1,700	29
Universal Health Realty Income Trust‡	998	50
Universal Insurance Holdings	2,847	66
Univest Corp of Pennsylvania	1,834	38
Urban Edge Properties‡	7,700	181
Urstadt Biddle Properties, Cl A‡	2,571	49
Valley National Bancorp	20,173	199
Virtu Financial, Cl A	1,800	41
Virtus Investment Partners	550	65
Walker & Dunlop*	2,300	66
Walter Investment Management*	2,925	42
Washington‡	6,160	167
Washington Federal	8,494	202
Washington Trust Bancorp	1,185	47
WashingtonFirst Bankshares	22,226	503
Waterstone Financial	2,600	37
Webster Financial	34,195	1,272
WesBanco	29,086	873
West Bancorporation	1,300	26
Westamerica Bancorporation	51,364	2,401
Western Alliance Bancorp*	7,431	266
Western Asset Mortgage Capital‡	3,451	35
Westwood Holdings Group	600	31
Whitestone, Cl B‡	1,900	23
Wilshire Bancorp	6,300	73
Winthrop Realty Trust‡	98,127	1,273
Wintrust Financial	4,110	199
WisdomTree Investments	9,904	155
World Acceptance*	600	22
WSFS Financial	2,700	87
Xenia Hotels & Resorts‡	9,700	149

Description	Shares	Value (000)
Yadkin Financial	2,081	$52
Zions Bancorporation	18,800	513

		163,532

Health Care — 12.3%
AAC Holdings*	500	10
Abaxis	2,033	113
ABIOMED*	16,603	1,499
Acadia Healthcare*	16,843	1,052
ACADIA Pharmaceuticals*	7,094	253
Accelerate Diagnostics*	1,744	37
Acceleron Pharma*	1,800	88
Accuray*	6,069	41
Aceto	2,600	70
Achillion Pharmaceuticals*	10,400	112
Acorda Therapeutics*	3,904	167
Adamas Pharmaceuticals*	700	20
Addus HomeCare*	500	12
Adeptus Health, Cl A*	13,543	738
Aduro Biotech*	600	17
Advaxis*	2,200	22
Aegerion Pharmaceuticals*	2,198	22
Aerie Pharmaceuticals*	1,700	41
Affimed*	1,000	7
Affymetrix*	6,894	70
Agenus*	6,200	28
Agile Therapeutics*	1,100	11
Aimmune Therapeutics*	1,000	18
Air Methods*	66,808	2,801
Akebia Therapeutics*	2,100	27
Albany Molecular Research*	1,900	38
Alder Biopharmaceuticals*	2,100	69
Alimera Sciences*	2,600	6
Alliance HealthCare Services*	400	4
Almost Family*	700	27
AMAG Pharmaceuticals*	3,000	91
Amedisys*	29,328	1,153
Amicus Therapeutics*	10,300	100
AMN Healthcare Services*	4,300	134
Amphastar Pharmaceuticals*	2,300	33
Amsurg, Cl A*	54,306	4,128
Anacor Pharmaceuticals*	19,115	2,158
Analogic	1,071	88
AngioDynamics*	2,100	25
ANI Pharmaceuticals*	700	32
Anika Therapeutics*	1,200	46
Antares Pharma*	10,100	12

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Anthera Pharmaceuticals*	3,900	$18
Applied Genetic Technologies*	400	8
Aratana Therapeutics*	2,200	12
Ardelyx*	1,600	29
Arena Pharmaceuticals*	19,028	36
ARIAD Pharmaceuticals*	14,700	92
Array BioPharma*	13,000	55
Arrowhead Research*	4,600	28
Assembly Biosciences*	1,000	8
Atara Biotherapeutics*	1,500	40
athenahealth*	3,300	530
AtriCure*	47,665	1,070
Atrion	128	49
aTyr Pharma*	700	7
Avalanche Biotechnologies*	1,400	13
Axovant Sciences*	1,400	25
Bellicum Pharmaceuticals*	600	12
BioCryst Pharmaceuticals*	6,637	68
BioDelivery Sciences International*	3,600	17
BioScrip*	5,800	10
BioSpecifics Technologies*	500	21
BioTelemetry*	2,100	25
BioTime*	4,400	18
Blueprint Medicines*	700	18
Calithera Biosciences*	500	4
Cambrex*	16,456	775
Cantel Medical	20,478	1,273
Capital Senior Living*	2,345	49
Cara Therapeutics*	1,500	25
Carbylan Therapeutics*	1,300	5
Cardiovascular Systems*	56,736	858
Castlight Health, Cl B*	3,000	13
Catalent*	7,300	183
Catalyst Pharmaceuticals*	5,300	13
Celldex Therapeutics*	8,604	135
Cellular Biomedicine Group*	700	15
Cempra*	2,500	78
Cepheid*	6,251	228
Cerus*	7,400	47
Charles River Laboratories International*	9,363	753
Chemed	10,153	1,521
ChemoCentryx*	2,400	19
Chiasma*	800	16
Chimerix*	4,000	36
Cidara Therapeutics*	600	10
Civitas Solutions*	1,000	29

Description	Shares	Value (000)
Clovis Oncology*	2,437	$85
Coherus Biosciences*	18,782	431
Collegium Pharmaceutical*	700	19
Computer Programs & Systems	882	44
Concert Pharmaceuticals*	1,100	21
ConforMIS*	1,000	17
CONMED	2,466	109
Connecture*	700	3
Corcept Therapeutics*	4,500	22
Corindus Vascular Robotics*	2,500	8
Corium International*	900	7
CorMedix*	3,300	7
CorVel*	600	26
Cross Country Healthcare*	115,752	1,897
CryoLife	2,400	26
CTI BioPharma*	12,600	15
Curis*	7,900	23
Cutera*	1,000	13
Cynosure, Cl A*	30,703	1,372
Cytokinetics*	3,000	31
CytRx*	4,200	11
Depomed*	5,300	96
Dermira*	1,500	52
DexCom*	28,135	2,304
Dicerna Pharmaceuticals*	1,400	17
Diplomat Pharmacy*	3,000	103
Durect*	7,900	17
Dyax*	12,613	475
Dynavax Technologies*	3,340	81
Eagle Pharmaceuticals*	13,160	1,167
Emergent BioSolutions*	2,679	107
Enanta Pharmaceuticals*	1,400	46
EndoChoice Holdings*	900	8
Endocyte*	2,600	10
Endologix*	5,339	53
Ensign Group	4,686	106
Entellus Medical*	500	8
Epizyme*	2,100	34
Esperion Therapeutics*	31,735	706
Evolent Health, Cl A*	1,500	18
Exact Sciences*	7,880	73
Exactech*	800	15
ExamWorks Group*	3,600	96
Exelixis*	19,775	112
Fibrocell Science*	2,400	11
FibroGen*	4,100	125
Five Prime Therapeutics*	2,000	83

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Five Star Quality Care*	3,300	$10
Flex Pharma*	400	5
Flexion Therapeutics*	1,200	23
Fluidigm*	2,298	25
Foamix Pharmaceuticals*	1,600	13
Foundation Medicine*	1,102	23
Galena Biopharma*	12,000	18
Genesis Healthcare, Cl A*	2,200	8
GenMark Diagnostics*	3,000	23
Genocea Biosciences*	1,600	8
Genomic Health*	1,300	46
Geron*	12,900	62
Glaukos*	700	17
Global Blood Therapeutics*	600	19
Globus Medical, Cl A*	6,196	172
Greatbatch*	14,582	766
Haemonetics*	4,553	147
Halozyme Therapeutics*	9,579	166
Halyard Health*	4,200	140
Hanger*	2,815	46
Harvard Bioscience*	3,200	11
HealthEquity*	3,300	83
HealthSouth	78,076	2,718
HealthStream*	2,100	46
Healthways*	2,600	33
HeartWare International*	1,570	79
Heron Therapeutics*	2,500	67
Heska*	500	19
HMS Holdings*	8,042	99
Hologic*	44,300	1,714
ICU Medical*	11,500	1,297
Idera Pharmaceuticals*	7,300	23
IDEXX Laboratories*	36,820	2,685
Ignyta*	2,100	28
Immune Design*	1,000	20
ImmunoGen*	7,845	106
Immunomedics*	7,100	22
Impax Laboratories*	6,378	273
Imprivata*	600	7
INC Research Holdings, Cl A*	1,200	58
Infinity Pharmaceuticals*	4,000	31
Inogen*	21,690	870
Inovio Pharmaceuticals*	6,600	44
Insmed*	5,524	100
Insulet*	4,913	186
Insys Therapeutics*	1,884	54
Integra LifeSciences Holdings*	2,443	166

Description	Shares	Value (000)
Intercept Pharmaceuticals*	4,527	$676
Intersect ENT*	1,600	36
Intra-Cellular Therapies, Cl A*	11,900	640
Invacare	3,004	52
Invitae*	500	4
InVivo Therapeutics Holdings*	1,900	14
Invuity*	600	5
iRadimed*	25,030	702
Ironwood Pharmaceuticals, Cl A*	11,348	132
K2M Group Holdings*	41,800	825
Karyopharm Therapeutics*	1,700	23
Keryx Biopharmaceuticals*	8,177	41
Kindred Healthcare	227,711	2,712
Kite Pharma*	2,586	159
La Jolla Pharmaceutical*	1,200	32
Landauer	800	26
Lannett*	2,300	92
LDR Holding*	2,100	53
LeMaitre Vascular	1,200	21
Lexicon Pharmaceuticals*	3,871	52
LHC Group*	1,200	54
Ligand Pharmaceuticals*	20,900	2,265
Lion Biotechnologies*	3,200	25
LivaNova*	3,922	233
Loxo Oncology*	800	23
Luminex*	3,500	75
MacroGenics*	2,700	84
Magellan Health*	2,444	151
MannKind*	21,932	32
Masimo*	3,815	158
MedAssets*	5,300	164
Medgenics*	1,700	10
Medicines*	5,790	216
Medidata Solutions*	4,951	244
MEDNAX*	22,514	1,613
Meridian Bioscience	3,816	78
Merit Medical Systems*	85,560	1,591
Merrimack Pharmaceuticals*	9,700	77
MiMedx Group*	9,900	93
Mirati Therapeutics*	1,000	32
Molina Healthcare*	54,635	3,285
Momenta Pharmaceuticals*	5,553	82
Myriad Genetics*	32,565	1,406
NanoString Technologies*	1,300	19
NantKwest*	900	16
Natera*	1,100	12
National HealthCare	800	49

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
National Research, Cl A	800	$13
Natus Medical*	27,973	1,344
Navidea Biopharmaceuticals*	12,700	17
Nektar Therapeutics*	11,550	195
Neogen*	3,173	179
NeoGenomics*	97,040	764
Neos Therapeutics*	600	9
Neurocrine Biosciences*	16,783	949
Nevro*	15,086	1,018
NewLink Genetics*	1,841	67
Nivalis Therapeutics*	700	5
Nobilis Health*	2,200	6
Northwest Biotherapeutics*	3,600	12
Novavax*	23,334	196
NuVasive*	14,851	804
NxStage Medical*	62,730	1,374
Ocata Therapeutics*	3,400	29
Ocular Therapeutix*	1,100	10
Omeros*	3,000	47
Omnicell*	3,182	99
OncoMed Pharmaceuticals*	1,400	32
Oncothyreon*	7,800	17
Ophthotech*	2,100	165
OraSure Technologies*	4,800	31
Orexigen Therapeutics*	7,427	13
Organovo Holdings*	8,700	22
Orthofix International*	1,759	69
Osiris Therapeutics	1,600	17
Otonomy*	1,300	36
OvaScience*	1,900	19
Owens & Minor	5,459	196
Oxford Immunotec Global*	1,900	22
Pacific Biosciences of California*	4,900	64
Pacira Pharmaceuticals*	24,870	1,910
Paratek Pharmaceuticals*	900	17
PAREXEL International*	35,218	2,399
PDL BioPharma	15,031	53
Penumbra*	400	22
Peregrine Pharmaceuticals*	14,200	17
Pernix Therapeutics Holdings*	2,800	8
Pfenex*	1,200	15
PharMerica*	2,800	98
Phibro Animal Health, Cl A	1,400	42
Portola Pharmaceuticals, Cl A*	4,099	211
POZEN*	2,300	16
PRA Health Sciences*	1,600	72
Press Ganey Holdings*	1,000	32

Description	Shares	Value (000)
Prestige Brands Holdings*	25,091	$1,292
Progenics Pharmaceuticals*	6,500	40
Proteon Therapeutics*	800	12
Prothena*	2,700	184
Providence Service*	34,799	1,633
PTC Therapeutics*	28,570	926
Quality Systems	4,500	73
Quidel*	53,632	1,137
Radius Health*	2,900	178
RadNet*	2,500	15
Raptor Pharmaceutical*	6,300	33
Regulus Therapeutics*	2,500	22
Relypsa*	3,000	85
Repligen*	2,900	82
Retrophin*	3,100	60
Revance Therapeutics*	1,400	48
Rigel Pharmaceuticals*	6,700	20
Rockwell Medical*	4,500	46
RTI Surgical*	4,100	16
Sage Therapeutics*	1,200	70
Sagent Pharmaceuticals*	96,304	1,532
Sangamo BioSciences*	5,400	49
Sarepta Therapeutics*	3,700	143
SciClone Pharmaceuticals*	4,000	37
SeaSpine Holdings*	647	11
Second Sight Medical Products*	1,100	6
Select Medical Holdings	8,800	105
Sequenom*	9,900	16
Seres Therapeutics*	800	28
Sientra*	400	2
Sorrento Therapeutics*	2,100	18
Spark Therapeutics*	800	36
Spectranetics*	78,147	1,177
Spectrum Pharmaceuticals*	6,199	37
STAAR Surgical*	3,200	23
Stemline Therapeutics*	1,300	8
STERIS	28,724	2,164
Sucampo Pharmaceuticals, Cl A*	2,100	36
Supernus Pharmaceuticals*	39,420	530
Surgery Partners*	1,400	29
Surgical Care Affiliates*	1,900	76
SurModics*	1,100	22
Synergy Pharmaceuticals*	7,900	45
Synta Pharmaceuticals*	5,800	2
T2 Biosystems*	600	7
Tandem Diabetes Care*	135,017	1,595
Team Health Holdings*	6,268	275

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Teladoc*	900	$16
Teligent*	4,000	36
TESARO*	2,100	110
Tetraphase Pharmaceuticals*	3,000	30
TG Therapeutics*	2,900	35
TherapeuticsMD*	11,400	118
Theravance	6,900	73
Theravance Biopharma	2,400	39
Threshold Pharmaceuticals*	4,700	2
Tobira Therapeutics*	100	1
Tokai Pharmaceuticals*	1,000	9
TransEnterix*	3,000	7
Trevena*	2,400	25
Triple-S Management, Cl B*	2,069	49
Trovagene*	1,700	9
Trupanion*	1,600	16
Ultragenyx Pharmaceutical*	7,700	864
Unilife*	9,600	5
Universal American	4,900	34
US Physical Therapy	1,000	54
Utah Medical Products	300	18
Vanda Pharmaceuticals*	3,500	33
Vascular Solutions*	1,600	55
Veracyte*	1,300	9
Verastem*	2,500	5
Versartis*	1,600	20
Vitae Pharmaceuticals*	1,300	24
Vital Therapies*	1,200	14
VIVUS*	7,568	8
Vocera Communications*	1,899	23
WellCare Health Plans*	27,880	2,180
West Pharmaceutical Services	6,268	377
Wright Medical Group*	7,793	188
XBiotech*	500	5
Xencor*	2,100	31
XenoPort*	4,900	27
XOMA*	6,400	9
Zafgen*	1,200	8
Zeltiq Aesthetics*	2,900	83
ZIOPHARM Oncology*	10,110	84
Zogenix*	2,312	34

		96,284

Industrials — 16.4%
AAON	3,612	84
AAR	3,199	84
ABM Industries	4,847	138

Description	Shares	Value (000)
Acacia Research	198,965	$853
ACCO Brands*	9,800	70
Accuride*	3,700	6
Active Power*	255,313	332
Actuant, Cl A	5,381	129
Advanced Drainage Systems	2,800	67
Advisory Board*	3,662	182
Aegion, Cl A*	3,000	58
AerCap Holdings*	33,500	1,446
Aerojet Rocketdyne Holdings*	5,493	86
Aerovironment*	1,500	44
Air Transport Services Group*	4,800	48
Aircastle	5,500	115
Alamo Group	800	42
Albany International, Cl A	11,216	410
Allegiant Travel, Cl A	1,128	189
Allegion	32,600	2,149
Allied Motion Technologies	600	16
Allison Transmission Holdings	93,650	2,424
Altra Industrial Motion	31,807	798
Ameresco, Cl A*	1,900	12
American Railcar Industries	700	32
American Science & Engineering	14,367	595
American Woodmark*	1,100	88
AO Smith	14,000	1,073
Apogee Enterprises	25,080	1,091
Applied Industrial Technologies	3,594	146
ARC Document Solutions*	3,500	15
ArcBest	42,644	912
Argan	1,000	32
Astec Industries	42,021	1,710
Astronics, Cl A*	1,886	77
Atlas Air Worldwide Holdings*	2,300	95
AZZ	17,822	990
Barnes Group	37,640	1,332
Barrett Business Services	600	26
Beacon Roofing Supply*	40,529	1,668
BG Staffing	36,982	554
Blount International*	4,100	40
BMC Stock Holdings*	136,905	2,292
Brady, Cl A	4,191	96
Briggs & Stratton	68,088	1,178
Brink’s	4,130	119
Builders FirstSource*	85,580	948
CAI International*	48,066	485
Carlisle	29,910	2,652
Casella Waste Systems, Cl A*	67,560	404

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
CBIZ*	4,491	$44
CDI	900	6
CEB	2,942	181
CECO Environmental	2,800	22
Celadon Group	102,933	1,018
Chart Industries*	2,779	50
Chicago Bridge & Iron	56,510	2,203
CIRCOR International	1,400	59
Civeo*	7,851	11
CLARCOR	9,117	453
Columbus McKinnon	47,223	893
Comfort Systems USA	3,260	93
Commercial Vehicle Group*	148,680	410
Continental Building Products*	57,610	1,006
Covenant Transportation Group, Cl A*	800	15
CPI Aerostructures*	129,480	1,260
CRA International*	800	15
Crane	35,816	1,713
Cubic	1,949	92
Curtiss-Wright	4,077	279
Deluxe	47,464	2,589
DigitalGlobe*	70,227	1,100
Douglas Dynamics	1,771	37
Ducommun*	900	15
DXP Enterprises*	996	23
Dycom Industries*	51,322	3,590
Eagle Bulk Shipping*	2,000	7
Echo Global Logistics*	2,400	49
EMCOR Group	57,693	2,772
Encore Wire	1,851	69
EnerSys	3,819	214
Engility Holdings	1,400	45
Ennis	2,200	42
Enphase Energy*	1,600	6
EnPro Industries	2,000	88
ESCO Technologies	2,400	87
Essendant	3,404	111
Esterline Technologies*	2,575	209
ExOne*	700	7
Exponent	2,250	112
Federal Signal	5,696	90
Forward Air	16,981	730
Franklin Covey*	900	15
Franklin Electric	4,169	113
FreightCar America	1,000	19
FTI Consulting*	3,728	129
FuelCell Energy*	1,650	8

Description	Shares	Value (000)
Furmanite*	3,195	$21
G&K Services, Cl A	1,746	110
GATX	59,520	2,532
Generac Holdings*	6,009	179
General Cable	4,442	60
Genesee & Wyoming, Cl A*	14,528	780
Gibraltar Industries*	2,400	61
Global Brass & Copper Holdings	1,800	38
Golden Ocean Group	5,290	6
Gorman-Rupp	1,573	42
GP Strategies*	1,000	25
Graco	8,670	625
Graham	900	15
Granite Construction	118,046	5,064
Great Lakes Dredge & Dock*	5,100	20
Greenbrier	2,285	75
Griffon	3,000	53
H&E Equipment Services	2,531	44
Harsco	7,100	56
Hawaiian Holdings*	4,100	145
HC2 Holdings*	1,900	10
Healthcare Services Group	6,378	222
Heartland Express	4,284	73
HEICO	5,202	264
Heidrick & Struggles International	1,500	41
Heritage-Crystal Clean*	800	8
Herman Miller	5,339	153
Hill International*	2,100	8
Hillenbrand	5,616	166
HNI	3,905	141
Hub Group, Cl A*	3,182	105
Hurco	500	13
Huron Consulting Group*	2,034	121
Hyster-Yale Materials Handling	773	41
ICF International*	1,600	57
InnerWorkings*	148,298	1,112
Insperity	1,700	82
Insteel Industries	1,475	31
Interface, Cl A	5,923	113
JetBlue Airways*	79,100	1,792
John Bean Technologies	20,842	1,039
Kadant	900	37
Kaman	2,445	100
KBR	184,802	3,127
Kelly Services, Cl A	2,848	46
KEYW Holding*	2,800	17
Kforce	2,200	56

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Kimball International, Cl B	2,900	$28
KLX*	4,600	142
Knight Transportation	5,300	128
Knoll	81,440	1,531
Korn	4,366	145
Kratos Defense & Security Solutions*	3,700	15
Lawson Products*	600	14
LB Foster, Cl A	800	11
Lindsay	1,100	80
LSI Industries	1,600	20
Lydall*	1,605	57
Marten Transport	99,817	1,766
Masco	60,000	1,698
Masonite International*	18,426	1,128
MasTec*	5,902	103
Matson	3,865	164
Matthews International, Cl A	31,961	1,708
McGrath RentCorp	148,783	3,749
Meritor*	8,900	74
Middleby*	9,826	1,060
Milacron Holdings*	1,400	18
Miller Industries	900	20
Mistras Group*	1,200	23
Mobile Mini	4,151	129
Moog, Cl A*	3,406	206
MRC Global*	9,300	120
MSA Safety	51,494	2,238
Mueller Industries	5,174	140
Mueller Water Products, Cl A	14,090	121
Multi-Color	1,100	66
MYR Group*	1,700	35
National Presto Industries	400	33
Navigant Consulting*	36,439	585
Navios Maritime Holdings	6,700	12
Navistar International*	4,600	41
NCI Building Systems*	225,696	2,801
Neff, Cl A*	700	5
NL Industries*	300	1
NN	2,400	38
Nortek*	900	39
Northwest Pipe*	700	8
NV5 Global*	500	11
Omega Flex	200	7
On Assignment*	62,414	2,805
Orbital ATK	18,010	1,609
Orion Marine Group*	2,300	10
Oshkosh	41,824	1,633

Description	Shares	Value (000)
PAM Transportation Services*	200	$6
Park-Ohio Holdings	700	26
Patrick Industries*	1,150	50
Pendrell*	12,200	6
PGT*	155,212	1,768
Pitney Bowes	132,530	2,738
Plug Power*	15,992	34
Ply Gem Holdings*	1,600	20
Powell Industries	734	19
Power Solutions International*	400	7
PowerSecure International*	107,190	1,613
Preformed Line Products	100	4
Primoris Services	83,832	1,847
Proto Labs*	2,128	136
Quad	2,200	20
Quanex Building Products	2,800	58
Radiant Logistics*	114,800	394
Raven Industries	3,370	53
RBC Bearings*	2,060	133
Regal Beloit	41,275	2,414
Republic Airways Holdings*	4,000	16
Resources Connection	3,000	49
Revolution Lighting Technologies*	873,073	694
Rexnord*	8,905	161
Roadrunner Transportation Systems*	92,528	873
RPX*	4,900	54
Rush Enterprises, Cl A*	3,131	69
Safe Bulkers	3,200	3
Saia*	2,229	50
Scorpio Bulkers*	2,556	25
Simpson Manufacturing	3,685	126
SkyWest	4,600	87
SP Plus*	48,413	1,157
Sparton*	700	14
Standex International	11,070	920
Steelcase, Cl A	7,066	105
Sun Hydraulics	4,085	130
Sunrun*	1,800	21
Swift Transportation, Cl A*	115,330	1,594
TAL International Group	2,647	42
TASER International*	4,812	83
Team*	1,944	62
Teledyne Technologies*	3,093	274
Tennant	1,641	92
Tetra Tech	79,084	2,058
Textainer Group Holdings	2,100	30
Thermon Group Holdings*	2,600	44

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Titan International	3,700	$15
Titan Machinery*	22,100	242
TRC*	1,600	15
Trex*	2,700	103
TriMas*	30,669	572
TriNet Group*	3,700	72
Trinity Industries	97,940	2,353
TrueBlue*	3,689	95
Tutor Perini*	103,742	1,737
Twin Disc	700	7
Ultrapetrol Bahamas*	2,700	—
UniFirst	25,073	2,614
Univar*	3,600	61
Universal Forest Products	1,723	118
Universal Truckload Services	400	6
US Ecology	1,900	69
USA Truck*	600	10
UTi Worldwide*	8,489	60
Vectrus*	700	15
Veritiv*	600	22
Viad	1,600	45
Vicor*	1,200	11
Virgin America*	2,200	79
Volt Information Sciences*	1,000	8
VSE	300	19
Wabash National*	123,170	1,457
Wabtec	13,700	974
WageWorks*	3,100	141
Watts Water Technologies, Cl A	2,495	124
Werner Enterprises	4,000	94
Wesco Aircraft Holdings*	5,006	60
West	4,700	101
Woodward	5,692	283
Xerium Technologies*	700	8
XPO Logistics*	6,193	169
YRC Worldwide*	3,042	43

		127,813

Information Technology — 19.3%
6D Global Technologies* (B)	2,200	6
A10 Networks*	3,200	21
ACI Worldwide*	45,425	972
Activision Blizzard	16,700	646
Actua*	3,207	37
Acxiom*	6,805	142
ADTRAN	146,632	2,526
Advanced Energy Industries*	32,861	928

Description	Shares	Value (000)
Advanced Micro Devices*	57,500	$165
Aerohive Networks*	2,200	11
Agilysys*	1,400	14
Alarm.com Holdings*	1,000	17
Alliance Fiber Optic Products*	1,400	21
Alpha & Omega Semiconductor*	1,800	17
Ambarella*	2,700	150
Amber Road*	900	5
American Software, Cl A	2,000	20
Amkor Technology*	9,000	55
Angie’s List*	3,761	35
Anixter International*	2,500	151
Appfolio, Cl A*	700	10
Applied Micro Circuits*	7,400	47
Applied Optoelectronics*	1,600	27
Aspen Technology*	45,932	1,734
AVG Technologies*	3,700	74
Avid Technology*	2,300	17
Avnet	60,730	2,602
AVX	4,200	51
Axcelis Technologies*	10,900	28
Badger Meter	1,368	80
Bankrate*	6,068	81
Barracuda Networks*	600	11
Bazaarvoice*	248,697	1,089
Bel Fuse, Cl B	900	16
Belden	25,584	1,220
Benchmark Electronics*	33,800	699
Benefitfocus*	21,700	790
Black Box	1,300	12
Blackbaud	19,724	1,299
Blackhawk Network Holdings, Cl A*	4,734	209
Blucora*	3,458	34
Booz Allen Hamilton Holding, Cl A	17,100	528
Bottomline Technologies*	60,967	1,813
Box, Cl A*	1,100	15
Brightcove*	2,500	16
BroadSoft*	2,628	93
Brooks Automation	6,000	64
Cabot Microelectronics*	2,171	95
CACI International, Cl A*	13,759	1,277
CalAmp*	3,274	65
Calix*	3,500	28
Callidus Software*	82,288	1,528
Carbonite*	1,300	13
Cardtronics*	4,063	137
Care.com*	2,000	14

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Cascade Microtech*	1,000	$16
Cass Information Systems	1,100	57
Cavium*	22,360	1,469
CEVA*	1,900	44
ChannelAdvisor*	57,870	801
Checkpoint Systems	3,200	20
Ciber*	6,500	23
Ciena*	10,608	219
Cimpress*	2,919	237
Cirrus Logic*	5,683	168
Clearfield*	900	12
Coherent*	2,136	139
Cohu	87,152	1,052
CommScope Holding*	37,600	973
CommVault Systems*	3,938	155
comScore*	2,983	123
Comtech Telecommunications	1,200	24
Constant Contact*	2,900	85
Control4*	2,000	15
Convergys	8,814	219
Cornerstone OnDemand*	4,602	159
CPI Card Group*	1,500	16
Cray*	3,600	117
Criteo ADR*	13,424	532
CSG Systems International	2,870	103
CTS	2,766	49
Cvent*	1,900	66
Cypress Semiconductor	253,492	2,487
CYREN*	292,662	498
Daktronics	3,200	28
Datalink*	1,400	10
Demandware*	2,900	157
DHI Group*	3,300	30
Diebold	115,738	3,482
Digi International*	2,000	23
Digimarc*	500	18
Digital Turbine*	4,900	7
Diodes*	3,300	76
DSP Group*	1,700	16
DST Systems	25,810	2,943
DTS*	1,600	36
EarthLink Holdings	9,200	68
Eastman Kodak*	1,500	19
Ebix	2,200	72
Electro Rent	1,200	11
Electronics For Imaging*	71,404	3,337
Ellie Mae*	2,599	157

Description	Shares	Value (000)
EMCORE*	2,400	$15
Endurance International Group Holdings*	5,200	57
EnerNOC*	2,300	9
Entegris*	12,209	162
Envestnet*	3,402	102
EPAM Systems*	4,194	330
Epiq Systems	3,000	39
ePlus*	500	47
Euronet Worldwide*	58,589	4,243
Everi Holdings*	5,378	24
EVERTEC	5,492	92
Everyday Health*	1,900	11
Exar*	123,635	758
ExlService Holdings*	32,553	1,463
Extreme Networks*	8,100	33
Fabrinet*	39,419	939
Fair Isaac	2,706	255
Fairchild Semiconductor International, Cl A*	10,000	207
FARO Technologies*	1,400	41
FEI	3,606	288
Finisar*	9,175	133
First Solar*	17,300	1,142
Five9*	2,400	21
Fleetmatics Group*	3,310	168
FormFactor*	4,600	41
Forrester Research	800	23
Gartner*	7,846	712
Gigamon*	2,200	58
GigOptix*	462,727	1,407
Global Payments	31,920	2,059
Globant*	1,400	53
Glu Mobile*	9,800	24
Gogo*	5,100	91
GrubHub*	6,500	157
GSI Group*	77,346	1,053
GTT Communications*	49,795	850
Guidance Software*	1,700	10
Guidewire Software*	6,073	365
Hackett Group	2,000	32
Harmonic*	6,927	28
Heartland Payment Systems	19,108	1,812
Hortonworks*	500	11
HubSpot*	1,700	96
II-VI*	4,735	88
Imation*	3,400	5

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Immersion*	2,352	$27
Imperva*	16,390	1,038
Infinera*	83,845	1,519
Infoblox*	5,055	93
Inphi*	45,652	1,234
Insight Enterprises*	25,874	650
Integrated Device Technology*	97,166	2,561
Interactive Intelligence Group*	1,600	50
InterDigital	3,200	157
Internap*	4,500	29
Intersil, Cl A	11,266	144
InterXion Holding*	41,020	1,237
Intralinks Holdings*	3,000	27
InvenSense, Cl A*	6,929	71
Itron*	28,600	1,035
Ixia*	5,200	65
IXYS	2,000	25
j2 Global	27,150	2,234
Jive Software*	3,300	13
Kimball Electronics*	2,150	24
Knowles*	60,280	804
Kopin*	5,200	14
KVH Industries*	1,300	12
Lattice Semiconductor*	9,172	59
Lexmark International, Cl A	66,213	2,149
Limelight Networks*	4,500	7
Lionbridge Technologies*	5,400	27
Liquidity Services*	32,800	213
Littelfuse	12,361	1,323
LivePerson*	4,240	29
LogMeIn*	15,121	1,015
Lumentum Holdings*	6,316	139
Luxoft Holding, Cl A*	1,600	123
M/A-COM TTechnology Solutions Holdings*	2,100	86
Manhattan Associates*	6,530	432
ManTech International, Cl A	2,200	67
Marchex, Cl B	2,200	9
Marin Software*	349,020	1,249
Marketo*	14,796	425
Mattson Technology*	5,200	18
MAXIMUS	5,660	318
MaxLinear, Cl A*	4,606	68
Mentor Graphics	8,915	164
Mercury Systems*	52,286	960
Mesa Laboratories	300	30
Methode Electronics	8,460	269

Description	Shares	Value (000)
Microsemi*	55,762	$1,817
MicroStrategy, Cl A*	800	143
Mimecast*	45,138	433
MINDBODY, Cl A*	800	12
MKS Instruments	4,838	174
MobileIron*	3,500	13
Mobileye*	74,720	3,159
Model N*	233,771	2,609
ModusLink Global Solutions*	3,600	9
MoneyGram International*	2,486	16
Monolithic Power Systems	17,400	1,109
Monotype Imaging Holdings	3,700	87
Monster Worldwide*	7,500	43
MoSys*	208,382	227
MTS Systems	1,395	88
Multi-Fineline Electronix*	700	14
Nanometrics*	1,800	27
NeoPhotonics*	2,000	22
NETGEAR*	2,769	116
NetScout Systems*	7,948	244
NeuStar, Cl A*	5,000	120
New Relic*	500	18
Newport*	3,150	50
NIC	5,790	114
Nimble Storage*	4,600	42
Novatel Wireless*	3,900	7
Nuance Communications*	185,050	3,682
NVE	400	22
NVIDIA	47,900	1,579
Oclaro*	7,400	26
OmniVision Technologies*	4,962	144
OPOWER*	2,300	24
OSI Systems*	16,020	1,420
Park City Group*	700	8
Park Electrochemical	1,773	27
Paycom Software*	2,700	102
Paylocity Holding*	30,800	1,249
PC Connection	700	16
PDF Solutions*	2,400	26
Pegasystems	31,159	857
Perficient*	3,306	57
PFSweb*	1,200	15
Photronics*	5,494	68
Plantronics	3,074	146
Plexus*	2,832	99
PMC-Sierra*	15,618	181
Polycom*	11,777	148

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Power Integrations	2,483	$121
Progress Software*	4,264	102
Proofpoint*	55,022	3,578
PROS Holdings*	48,640	1,121
Pure Storage, Cl A*	2,500	39
Q2 Holdings*	45,455	1,199
QAD, Cl A	1,000	21
Qlik Technologies*	7,906	250
QLogic*	7,915	97
Qualys*	2,300	76
Quantum*	18,600	17
QuinStreet*	2,600	11
Quotient Technology*	4,500	31
Rackspace Hosting*	141,930	3,593
Radisys*	319,765	886
Rambus*	9,900	115
Rapid7*	800	12
RealD*	3,800	40
RealNetworks*	2,200	9
RealPage*	35,380	794
Reis	723	17
RetailMeNot*	3,200	32
RingCentral, Cl A*	107,523	2,535
Rocket Fuel*	1,600	6
Rofin-Sinar Technologies*	2,300	62
Rogers*	52,400	2,701
Rovi*	36,900	615
Rubicon Project*	2,400	39
Ruckus Wireless*	74,193	795
Rudolph Technologies*	2,800	40
Sanmina*	7,138	147
Sapiens International	2,047	21
ScanSource*	2,547	82
Science Applications International	4,009	184
SciQuest*	2,100	27
Seachange International*	44,508	300
Semtech*	5,608	106
ServiceNow*	39,935	3,457
ServiceSource International*	5,700	26
SharpSpring	117,478	374
ShoreTel*	182,398	1,614
Shutterstock*	1,803	58
Sigma Designs*	2,600	16
Silicon Graphics International*	2,900	17
Silicon Laboratories*	3,700	180
Silver Spring Networks*	2,900	42
Sonus Networks*	3,796	27

Description	Shares	Value (000)
SPS Commerce*	16,900	$1,187
SS&C Technologies Holdings	24,525	1,674
Stamps.com*	34,940	3,829
Stratasys*	4,600	108
Super Micro Computer*	3,300	81
Sykes Enterprises*	3,400	105
Synaptics*	3,282	264
Synchronoss Technologies*	3,514	124
SYNNEX	2,494	224
Syntel*	2,700	122
Take-Two Interactive Software*	7,341	256
Tangoe*	3,000	25
Tech Data*	3,200	212
TechTarget*	1,400	11
TeleCommunication Systems, Cl A*	3,900	19
Telenav*	2,100	12
TeleTech Holdings	1,300	36
Tessera Technologies	4,747	142
Textura*	1,800	39
TiVo*	8,591	74
Travelport Worldwide	9,484	122
Travelzoo*	700	6
TrueCar*	3,600	34
TTM Technologies*	4,553	30
TubeMogul*	1,300	18
Tyler Technologies*	12,192	2,125
Ubiquiti Networks*	2,732	87
Ultra Clean Holdings*	2,500	13
Ultratech*	2,204	44
Unisys*	4,561	50
United Online*	1,000	12
Universal Display*	14,941	813
Vantiv, Cl A*	11,200	531
Varonis Systems*	500	9
VASCO Data Security International*	2,400	40
Veeco Instruments*	39,124	804
Verint Systems*	5,319	216
ViaSat*	3,773	230
Violin Memory*	6,800	6
VirnetX Holding*	3,600	9
Virtusa*	2,599	107
Vishay Intertechnology	277,220	3,340
Vishay Precision Group*	900	10
Web.com Group*	48,096	962
WebMD Health, Cl A*	3,290	159
Wix.com*	1,600	36
Workiva, Cl A*	700	12

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Xactly*	1,400	$12
Xcerra*	4,100	25
XO Group*	2,200	35
Xura*	2,100	52
Zendesk*	62,750	1,659
Zix*	4,700	24

		150,336

Materials — 4.9%
A Schulman	2,628	81
AEP Industries*	300	23
AK Steel Holding*	13,452	30
Alamos Gold, Cl A	52,202	172
American Vanguard	2,200	31
AptarGroup	53,895	3,916
Avery Dennison	41,285	2,587
Axiall	85,462	1,316
Balchem	2,665	162
Berry Plastics Group*	49,350	1,785
Boise Cascade*	63,236	1,615
Cabot	96,843	3,958
Calgon Carbon	4,800	83
Carpenter Technology	4,500	136
Century Aluminum*	4,264	19
Chase	600	24
Chemtura*	33,629	917
Clearwater Paper*	1,700	77
Cliffs Natural Resources	11,300	18
Coeur Mining*	10,276	25
Commercial Metals	199,899	2,737
Compass Minerals International	37,031	2,788
Core Molding Technologies*	700	9
Deltic Timber	940	55
Ferro*	91,203	1,014
Ferroglobe	5,800	62
Flotek Industries*	4,900	56
FutureFuel	2,300	31
Greif, Cl A	31,023	956
Handy & Harman*	200	4
Hawkins	800	29
Haynes International	33,035	1,212
HB Fuller	4,568	167
Headwaters*	94,381	1,592
Hecla Mining	32,922	62
Horsehead Holding*	4,429	9
Innophos Holdings	1,687	49
Innospec	2,090	114

Description	Shares	Value (000)
Intrepid Potash*	4,574	$13
Kaiser Aluminum	1,508	126
KapStone Paper and Packaging	7,429	168
KMG Chemicals	700	16
Koppers Holdings	1,548	28
Kraton Performance Polymers*	41,239	685
Kronos Worldwide	164,586	928
Louisiana-Pacific*	12,355	223
LSB Industries*	1,500	11
Materion	1,653	46
Minerals Technologies	3,107	142
Multi Packaging Solutions International*	38,857	674
Myers Industries	2,098	28
Neenah Paper	1,464	91
Olin	14,229	246
Olympic Steel	700	8
OMNOVA Solutions*	4,000	25
PH Glatfelter	3,876	71
PolyOne	92,883	2,949
Quaker Chemical	1,134	88
Rayonier Advanced Materials	3,000	29
Real Industry*	1,700	14
Rentech*	1,910	7
Ryerson Holding*	600	3
Schnitzer Steel Industries, Cl A	2,058	30
Schweitzer-Mauduit International	2,644	111
Senomyx*	3,500	13
Sensient Technologies	4,137	260
Silgan Holdings	12,300	661
Stepan	1,800	89
Stillwater Mining*	10,628	91
Summit Materials, Cl A*	2,335	47
SunCoke Energy	5,324	18
TimkenSteel	3,000	25
Trecora Resources*	1,600	20
Tredegar	1,800	25
Trinseo*	1,000	28
Tronox, Cl A	4,797	19
United States Lime & Minerals	100	5
US Concrete*	22,601	1,190
Valhi	2,200	3
Vulcan Materials	11,075	1,052
Wausau Paper	3,600	37
Worthington Industries	4,232	128

		38,392

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
Telecommunication Services — 0.8%
8x8*	88,463	$1,013
Atlantic Telegraph-Network	892	70
Boingo Wireless*	3,100	21
Cincinnati Bell*	18,700	67
Cogent Communications Holdings	36,981	1,283
Consolidated Communications Holdings	4,496	94
FairPoint Communications*	1,600	26
General Communication, Cl A*	2,800	55
Globalstar*	42,382	61
Hawaiian Telcom Holdco*	900	22
IDT, Cl B	1,300	15
inContact*	218,315	2,084
Inteliquent	3,000	53
Intelsat*	2,400	10
Iridium Communications*	6,348	53
Lumos Networks	1,616	18
NTELOS Holdings*	1,300	12
ORBCOMM*	5,900	43
pdvWireless*	1,200	33
Shenandoah Telecommunications	2,100	90
Spok Holdings	1,800	33
Straight Path Communications*	700	12
Vonage Holdings*	141,800	814
Windstream Holdings	9,000	58
Zayo Group Holdings*	18,800	500

		6,540

Utilities — 1.2%
Abengoa Yield	4,300	83
AGL Resources	17,300	1,104
ALLETE	32,521	1,654
American States Water	3,273	137
Artesian Resources, Cl A	700	19
Atlantic Power	8,600	17
Avista	5,400	191
Black Hills	4,476	208
California Water Service Group	4,200	98
Chesapeake Utilities	1,390	79
Cleco	5,224	273
Connecticut Water Service	923	35
Consolidated Water	1,400	17
Dynegy, Cl A*	11,037	149
El Paso Electric	3,480	134
Empire District Electric	56,277	1,580
Genie Energy, Cl B	1,200	13

Description	Shares	Value (000)
IDACORP	4,474	$304
Laclede Group	3,800	226
MGE Energy	2,982	138
Middlesex Water	1,300	35
New Jersey Resources	7,416	244
Northwest Natural Gas	2,440	123
NorthWestern	4,100	222
NRG Yield, Cl A	8,644	125
ONE Gas	4,700	236
Ormat Technologies	3,300	120
Otter Tail	3,274	87
Pattern Energy Group, Cl A	4,701	98
Piedmont Natural Gas	6,823	389
PNM Resources	7,109	217
Portland General Electric	7,900	287
SJW	1,300	39
South Jersey Industries	6,196	146
Southwest Gas	4,005	221
Spark Energy, Cl A	200	4
Talen Energy*	7,400	46
TerraForm Global, Cl A	4,000	22
Unitil	1,117	40
Vivint Solar*	1,800	17
WGL Holdings	4,253	268
York Water	1,000	25

		9,470

Total Common Stock (Cost $788,172) (000)		747,362

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000	12,393	1,395
iShares Russell 2000 Value	10,645	979

Total Exchange Traded Funds (Cost $2,626) (000)		2,374

RIGHTS — 0.0%
	Number of Rights
Chelsea Therapeutics International* (B)†	2,000	—
Durata Therapeutics* (B)†	900	—
Furiex Pharmaceuticals* (B)†	300	—
Leap Wireless* (B)†	2,300	—

Total Rights (Cost $—) (000)		—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Small Cap Equity Fund

Description	Shares	Value (000)
SHORT-TERM INVESTMENT (D) — 4.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	30,887,842	$30,888

Total Short-Term Investment (Cost $30,888) (000)		30,888

Total Investments — 100.0% (Cost $821,686) (000)		$780,624

Percentages are based on net assets of $780,852 (000).

A list of the open futures contracts held by the Fund at December 31, 2015 is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
Russell 2000 Index E-MINI	61	Mar-2016	$(7)

For the year ended December 31, 2015, the monthly average value of futures contracts held was $7,050 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Expiration date is unavailable.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2015, was $6 (000) and represented 0.00% of net assets.
(C)	Security considered Master Limited Partnership. At December 31, 2015, this security amounted to $631 (000) or 0.1% of net assets.
(D)	The rate reported is the 7-day effective yield as of December 31, 2015.

ADR	— American Depositary Receipt
Cl —	Class

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$747,356	$—	$6	$747,362
Exchange Traded Funds	2,374	—	—	2,374
Rights	—	—	—	—
Short-Term Investment	30,888	—	—	30,888

Total Investments in Securities	$780,618	$—	$6	$780,624

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Depreciation	$(7)	$—	$—	$(7)

Total Other Financial Instruments	$(7)	$—	$—	$(7)

†	Futures contracts are valued at the unrealized depreciation on the instrument.
‡	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there were transfers between Level 1 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Sector Weightings† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 95.3%
Australia — 2.6%
AGL Energy	16,399	$215
ALS	83,363	228
Alumina	640,507	535
Amcor	44,699	436
AMP	75,204	318
APA Group	29,094	183
Aristocrat Leisure	12,123	90
Asciano	15,444	98
ASX	4,575	141
Aurizon Holdings	51,692	164
AusNet Services	43,860	47
Australia & New Zealand Banking Group	73,163	1,481
Bank of Queensland	8,852	90
Bendigo & Adelaide Bank	10,720	93
BHP Billiton	97,358	1,259
BlueScope Steel	137,142	439
Boral	18,154	78
Brambles	39,844	335
Caltex Australia	6,381	175
Challenger	13,878	88
CIMIC Group	2,400	42
Coca-Cola Amatil	108,860	735
Cochlear	1,541	107
Commonwealth Bank of Australia	42,455	2,632

Description	Shares	Value (000)
Computershare	10,768	$91
Crown Resorts	8,607	78
CSL	11,489	880
Dexus Property Group‡	25,387	138
DUET Group	56,544	94
DuluxGroup	41,030	198
Fairfax Media	535,786	358
Flight Centre Travel Group	1,071	31
Fortescue Metals Group	34,218	46
Goodman Group‡	45,676	208
GPT Group‡	43,142	149
GUD Holdings	19,983	123
Harvey Norman Holdings	13,709	42
Healthscope	42,267	82
Iluka Resources	63,121	280
Incitec Pivot	44,462	127
Insurance Australia Group	60,750	245
Lend Lease Group	13,505	140
Macquarie Group	7,589	455
Medibank	65,309	102
Metcash*	160,656	188
Mirvac Group‡	87,386	125
National Australia Bank	65,758	1,440
Newcrest Mining*	42,014	396
Oil Search	33,383	162
Orica	139,810	1,570
Origin Energy	41,208	141
Orora	34,000	55
Platinum Asset Management	5,133	30
Premier Investments	3,000	31
Qantas Airways*	12,184	36
QBE Insurance Group	34,820	318
Ramsay Health Care	3,472	171
REA Group	1,468	59
Rio Tinto PLC	10,328	335
SAI Global	52,751	160
Santos	78,108	210
Scentre Group‡	134,839	409
SEEK	7,366	82
Sigma Pharmaceuticals	181,235	114
Sonic Healthcare	9,615	125
South32*	93,414	72
Stockland‡	61,746	184
Suncorp Group	32,708	288
Sydney Airport	25,384	117
Tabcorp Holdings	20,800	71

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Tatts Group	34,032	$108
Telstra	108,263	441
TPG Telecom	7,269	52
Transpacific Industries Group	590,992	337
Transurban Group	51,423	391
Treasury Wine Estates	18,496	111
Vicinity Centres‡	88,034	180
Wesfarmers	28,241	854
Westfield‡ *	50,109	345
Westpac Banking	83,105	2,023
Woodside Petroleum	18,769	393
Woolworths	31,934	567

		26,567

Austria — 0.2%
ANDRITZ	6,332	310
Erste Group Bank*	7,257	228
Oesterreichische Post	9,415	344
OMV	3,480	99
Raiffeisen Bank International*	3,314	49
Voestalpine	2,687	83
Wienerberger	28,978	538

		1,651

Belgium — 0.8%
Ageas	4,906	228
Anheuser-Busch InBev	36,126	4,472
Colruyt	1,601	82
Delhaize Group	2,587	253
Groupe Bruxelles Lambert	1,979	169
KBC Groep	34,052	2,133
Proximus	3,595	117
Solvay	1,803	193
Telenet Group Holding*	1,219	66
UCB	3,151	284
Umicore	2,250	94

		8,091

Brazil — 1.5%
Ambev	372,779	1,670
B2W Cia Digital*	41,168	158
Banco do Brasil	315,800	1,177
BM&FBovespa-Bolsa de Valores Mercadorias e Futuros	118,600	326
Braskem ADR	46,552	630
BRF	78,200	1,095
BTG Pactual Group	51,000	193
Cia Energetica de Minas Gerais ADR	278,359	418
EDP-Energias do Brasil	315,000	959

Description	Shares	Value (000)
Fibria Celulose	165,500	$2,171
FII BTG Pactual Corporate Office Fund, Cl Institutional‡	2,117	50
Fleury	39,900	161
Grendene	139,500	594
JBS	543,400	1,696
Light	118,400	296
LPS Brasil Consultoria de Imoveis*	78,900	45
Magazine Luiza	15,838	71
MRV Engenharia e Participacoes	202,200	444
Multiplus	27,000	254
Natura Cosmeticos	18,027	107
Porto Seguro	31,300	228
QGEP Participacoes	82,200	121
Raia Drogasil*	113,000	1,013
Smiles	8,600	76
Tim Participacoes	97,503	169
TOTVS	42,036	330
Ultrapar Participacoes	41,300	631

		15,083

Canada — 1.2%
Brookfield Asset Management, Cl A	15,324	483
Canadian National Railway	73,196	4,090
Canadian Natural Resources	38,344	837
Element Financial	126,093	1,522
Loblaw	32,498	1,535
Rogers Communications, Cl B	20,915	721
Suncor Energy	79,084	2,042
Valeant Pharmaceuticals International*	14,322	1,456

		12,686

Chile — 0.2%
Cia Cervecerias Unidas	66,908	906
Cia Sud Americana de Vapores*	3,215,578	62
Enersis	1,601,974	387
Inversiones La Construccion	4,669	48
Quinenco	234,402	414
Sociedad Quimica y Minera de Chile ADR	1,398	27

		1,844

China — 2.6%
361 Degrees International	138,000	52
Agricultural Bank of China, Cl H	453,000	185
Ajisen China Holdings	474,000	211
Alibaba Group Holding ADR*	32,573	2,647
Aupu Group Holding	140,000	41

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Baidu ADR*	3,823	$723
Bank of China, Cl H	7,712,000	3,432
Bank of Communications, Cl H	1,116,000	782
Beijing Capital International Airport, Cl H	80,000	86
CECEP COSTIN New Materials Group	1,134,000	135
China Construction Bank, Cl H	8,717,000	5,948
China Distance Education Holdings ADR*	2,688	39
China Eastern Airlines, Cl H*	1,292,000	735
China Lodging Group ADR	4,101	128
China Ming Yang Wind Power Group ADR*	15,685	36
China Petroleum & Chemical, Cl H	1,242,000	750
China Southern Airlines, Cl H	1,306,000	1,009
China Telecom, Cl H	4,740,000	2,219
Chongqing Rural Commercial Bank, Cl H	391,000	236
Goodbaby International Holdings*	319,000	116
Harbin Electric, Cl H	290,000	138
Li Ning*	1,060,791	573
Mindray Medical International ADR	8,389	228
NetEase ADR	18,731	3,395
New Oriental Education & Technology Group ADR*	28,291	888
Peak Sport Products	376,000	105
Shenzhou International Group Holdings	20,579	119
Sinotruk Hong Kong	632,500	251
TravelSky Technology, Cl H	636,000	1,043
Tsingtao Brewery, Cl H	60,000	272
Want Want China Holdings	440,996	328
XTEP International Holdings	98,500	53
Yangzijiang Shipbuilding Holdings	47,000	36
Yingde Gases Group	165,000	76

		27,015

Colombia — 0.1%
Almacenes Exito	30,547	130
Bancolombia ADR	12,500	335
Ecopetrol ADR	8,556	60
Grupo Aval Acciones y Valores ADR	16,158	105

		630

Cyprus — 0.0%
Global Ports Investments GDR*	74,229	243

Description	Shares	Value (000)
Czech Republic — 0.0%
Komercni Banka	800	$159

Denmark — 1.8%
AP Moeller-Maersk, Cl B	265	346
Carlsberg, Cl B	29,923	2,652
Chr Hansen Holding	2,409	152
Coloplast, Cl B	38,060	3,098
Danske Bank	24,389	657
DSV	4,576	181
GN Store Nord	50,857	928
ISS	9,782	355
Novo Nordisk, Cl B	78,775	4,587
Novozymes, Cl B	5,817	280
Pandora	2,797	354
TDC	20,000	100
Topdanmark*	7,644	219
Tryg	2,822	57
Vestas Wind Systems	51,424	3,619
William Demant Holding*	11,733	1,125

		18,710

Finland — 0.8%
Amer Sports	4,398	128
Elisa	3,768	142
Fortum*	11,585	176
Kone, Cl B	8,547	363
Metso	12,610	284
Neste	3,030	91
Nokia	92,569	663
Nokian Renkaat	12,051	433
Orion, Cl B	2,593	90
Sampo, Cl A	67,168	3,410
Stora Enso, Cl R	13,600	124
Tikkurila	70,007	1,226
UPM-Kymmene	12,944	242
Wartsila, Cl B	12,062	550

		7,922

France — 7.0%
Accor	5,062	220
Aeroports de Paris	682	80
Air France-KLM*	75,091	575
Air Liquide	55,147	6,225
Alcatel-Lucent*	70,408	279
Alstom*	5,662	174
Arkema	1,618	114
Atos	2,255	190
AXA	79,885	2,194

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
BNP Paribas	49,084	$2,792
Bollore	20,836	98
Bouygues	5,260	209
Bureau Veritas	68,041	1,361
Capital Gemini	4,147	387
Carrefour	14,020	406
Casino Guichard Perrachon	1,355	63
Christian Dior	1,359	232
Cie de Saint-Gobain	12,301	534
Cie Generale des Etablissements Michelin	4,715	451
CNP Assurances	4,000	54
Credit Agricole	26,838	318
Danone	103,387	6,995
Dassault Systemes	25,119	2,014
Edenred	29,020	551
Electricite de France	5,755	85
Elis*	4,284	71
Engie	211,216	3,755
Essilor International	5,168	646
Eurazeo	998	69
Eurofins Scientific	2,466	864
Eutelsat Communications	4,374	131
Fonciere Des Regions‡	744	67
Gecina‡	840	102
Groupe Eurotunnel	71,906	896
Hermes International	1,968	666
ICADE‡	860	58
Iliad	620	149
Imerys	2,378	167
Ingenico Group	1,337	170
JCDecaux	1,698	65
Kering	1,926	331
Klepierre‡	5,376	240
LafargeHolcim*	4,252	215
Lagardere	2,789	83
Legrand	59,130	3,360
L’Oreal	12,758	2,157
LVMH Moet Hennessy Louis Vuitton	30,843	4,863
Natixis	21,895	124
Neopost	10,837	266
Numericable-SFR*	2,877	105
Orange	49,906	841
Pernod Ricard	56,796	6,505
Peugeot*	11,296	199
Publicis Groupe	4,809	322
Remy Cointreau	502	36

Description	Shares	Value (000)
Renault	4,855	$490
Rexel	6,919	92
Safran	7,886	543
Sanofi	34,164	2,917
Schneider Electric	93,692	5,357
SCOR	3,630	137
Societe BIC	764	126
Societe Generale	18,221	844
Sodexo	2,285	224
Suez Environnement	7,843	147
Technip	5,216	260
Thales	8,164	614
TOTAL	61,371	2,757
Unibail-Rodamco‡	2,483	629
Valeo	2,022	314
Vallourec	8,144	76
Veolia Environnement*	11,212	267
Vicat	3,398	205
Vinci	12,028	774
Vivendi	29,284	634
Wendel	722	86
Zodiac Aerospace	12,562	300

		71,917

Germany — 6.5%
adidas	7,223	706
Allianz	11,431	2,025
Axel Springer	13,117	732
BASF	41,569	3,183
Bayer	91,903	11,682
Bayerische Motoren Werke	21,257	2,233
Beiersdorf	57,041	5,218
Brenntag	13,933	724
Commerzbank*	27,114	282
Continental	2,769	676
CTS Eventim & KGaA	13,790	551
Daimler	24,080	2,018
Deutsche Bank	34,634	846
Deutsche Boerse	4,701	414
Deutsche Lufthansa*	5,196	82
Deutsche Post	24,379	687
Deutsche Telekom	158,779	2,869
Deutsche Wohnen	8,720	243
E.ON	95,540	927
Evonik Industries	3,344	112
Fielmann	3,399	252
Fraport Frankfurt Airport Services Worldwide	941	60

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Fresenius & KGaA	9,598	$688
Fresenius Medical Care & KGaA	32,644	2,752
GEA Group	8,903	362
Gerresheimer	2,151	168
Hannover Rueck	3,375	386
HeidelbergCement	3,514	288
Henkel & KGaA	2,513	242
HUGO BOSS	1,632	136
Infineon Technologies	28,584	420
K+S	5,005	129
Kabel Deutschland Holding	516	64
LANXESS	2,163	100
Linde	27,186	3,955
MAN	805	81
Merck KGaA	32,204	3,155
METRO	4,170	134
MTU Aero Engines	11,478	1,122
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4,191	840
OSRAM Licht	2,103	88
ProSiebenSat.1 Media	45,112	2,286
RWE	11,566	147
SAP	90,015	7,182
Siemens	19,832	1,950
Symrise	10,328	687
Telefonica Deutschland Holding	14,583	77
ThyssenKrupp	9,605	191
TUI	87,447	1,569
United Internet	2,937	162
Volkswagen	835	129
Vonovia*	11,820	367
Zalando* (A)	2,333	92

		66,471

Greece — 0.1%
Aegean Airlines	18,687	139
Alpha Bank AE*	2,068	6
Athens Water Supply & Sewage	11,513	63
Hellenic Petroleum*	8,311	36
Intracom Holdings*	29,411	9
Motor Oil Hellas Corinth Refineries	48,576	523
Navios Maritime Acquisition	88,107	265
OPAP	12,002	106
Public Power	22,622	97

		1,244

Hong Kong — 4.2%
AIA Group	1,251,600	7,523
ASM Pacific Technology	6,000	47

Description	Shares	Value (000)
Bank of East Asia	28,311	$105
BOC Hong Kong Holdings	92,000	280
Cathay Pacific Airways	28,000	48
Cheung Kong Infrastructure Holdings	15,000	139
Cheung Kong Property Holdings	160,740	1,045
China Child Care	338,000	35
China Lesso Group Holdings	326,000	228
China Lilang	148,000	109
China Mengniu Dairy	306,000	499
China Merchants Holdings International	65,593	208
China Mobile	556,500	6,248
China Resources Beer Holdings	294,805	631
China Travel International Investment Hong Kong	230,000	96
China Unicom Hong Kong	2,036,000	2,476
CK Hutchison Holdings	156,384	2,104
CLP Holdings	48,000	407
CNOOC	265,780	277
Daphne International Holdings*	550,000	92
Dawnrays Pharmaceutical Holdings	72,000	56
Esprit Holdings	1,009,477	1,116
First Pacific	628,000	417
Future Land Development Holdings	444,000	77
Galaxy Entertainment Group*	56,000	176
Geely Automobile Holdings	1,150,000	612
Genting Singapore	135,000	73
Global Brands Group Holding*	6,140,000	1,161
Guangdong Yueyun Transportation Company, Cl H	214,500	161
Guangnan Holdings	260,000	34
Guangzhou R&F Properties	236,400	291
Hang Lung Properties	55,000	125
Hang Seng Bank	19,400	369
Henderson Land Development	28,432	174
HK Electric Investments & HK Electric Investments (A)	73,703	62
HKT Trust, Cl Miscellaneous	62,740	81
Hong Kong & China Gas	176,320	346
Hong Kong Exchanges and Clearing	28,643	730
Hongkong & Shanghai Hotels	237,972	267
Hysan Development	15,000	62
Industrial & Commercial Bank of China, Cl H	67,000	40
Jardine Matheson Holdings	20,400	990
Kerry Properties	15,500	42

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Li & Fung	2,710,000	$1,838
Link‡	55,500	332
Longfor Properties	133,000	199
Melco Crown Entertainment ADR	2,757	46
MGM China Holdings	23,600	30
MTR	34,765	172
New World Development	161,037	158
Nexteer Automotive Group	53,000	59
Noble Group	98,000	28
NWS Holdings	38,658	58
PCCW	97,136	57
People’s Insurance Group of China, Cl H	647,000	316
Ping An Insurance Group of China, Cl H	566,000	3,126
Pou Sheng International Holdings*	266,000	64
Power Assets Holdings	35,500	326
Scud Group* (B)	252,000	—
Shangri-La Asia	26,000	25
Sino Land	72,172	105
Sinopec Shanghai Petrochemical, Cl H*	2,428,000	964
SJM Holdings	48,000	34
Sky Light Holdings	180,000	58
Skyworth Digital Holdings	1,148,000	748
SmarTone Telecommunications Holdings	72,385	110
Stella International Holdings	43,948	110
Sun Hung Kai Properties	43,893	529
Swire Pacific, Cl A	14,000	157
Swire Properties	26,800	77
Techtronic Industries	36,000	147
Television Broadcasts	79,700	329
Tencent Holdings	127,100	2,501
Tianjin Port Development Holdings	438,000	73
Top Spring International Holdings	79,000	40
Uni-President China Holdings	49,000	38
Universal Health International Group Holding	181,000	70
Weiqiao Textile, Cl H	196,500	92
WH Group* (A)	131,849	74
Wharf Holdings	35,000	194
Wheelock	22,000	93
Wynn Macau*	36,800	43
Youyuan International Holdings	231,000	77
Yue Yuen Industrial Holdings	17,500	60

		43,616

Description	Shares	Value (000)
Hungary — 0.0%
OTP Bank	10,660	$220

India — 0.7%
Dr Reddy’s Laboratories ADR	41,725	1,931
Infosys ADR	221,033	3,703
Tata Motors ADR*	2,436	72
WNS Holdings ADR*	50,063	1,561

		7,267

Indonesia — 0.7%
Adaro Energy	1,540,100	57
Agung Podomoro Land*	6,405,900	154
AKR Corporindo	1,120,300	580
Bank Mandiri Persero	561,900	377
Bank Negara Indonesia Persero	3,771,200	1,363
Bank Pembangunan Daerah Jawa Barat Dan Banten	2,147,800	117
Bank Pembangunan Daerah Jawa Timur	467,000	15
Bank Tabungan Negara Persero	6,373,700	595
Elnusa	2,968,800	53
Gudang Garam	70,000	278
Kawasan Industri Jababeka	57,839	1
Matahari Department Store	144,600	184
PT Energi Mega Persada*	13,967,200	51
PT Multipolar*	2,202,700	41
Telekomunikasi Indonesia Persero	8,354,300	1,877
Unilever Indonesia	44,500	119
United Tractors	722,600	891
XL Axiata*	369,600	97

		6,850

Ireland — 0.7%
Bank of Ireland*	4,919,706	1,806
CRH	25,725	747
DCC	13,247	1,106
Experian	86,528	1,536
Irish Continental Group	75,807	446
Kerry Group, Cl A	4,025	334
Paddy Power	7,850	1,050
Ryanair Holdings ADR	785	68

		7,093

Israel — 0.4%
Azrieli Group	819	31
Bank Hapoalim	25,021	129
Bank Leumi Le-Israel*	33,089	115
Bezeq The Israeli Telecommunication	44,326	98

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Check Point Software Technologies*	24,652	$2,006
Delek Group	88	18
Israel Chemicals	12,849	52
Mizrahi Tefahot Bank	3,276	39
Mobileye*	1,979	84
NICE-Systems	1,340	77
Taro Pharmaceutical Industries*	231	36
Teva Pharmaceutical Industries	21,649	1,414

		4,099

Italy — 1.3%
Assicurazioni Generali	29,447	541
Atlantia	10,281	274
Banca Monte dei Paschi di Siena*	69,798	93
Banco Popolare*	8,559	119
CNH Industrial	155,815	1,073
Davide Campari-Milano	19,657	171
Enel	174,872	738
Enel Green Power	46,614	95
Eni	63,821	958
EXOR	2,328	106
Fiat Chrysler Automobiles*	21,849	307
Finmeccanica*	10,670	149
Intesa Sanpaolo	410,523	1,368
Luxottica Group	39,073	2,559
Mediobanca	13,368	128
Piaggio & C	303,906	773
Prysmian	5,202	114
Saipem*	69,925	570
Snam	52,347	274
Telecom Italia*	422,762	502
Terna Rete Elettrica Nazionale	39,299	203
UniCredit	346,877	1,929
Unione di Banche Italiane	22,043	149
UnipolSai	29,438	76

		13,269

Japan — 16.6%
ABC-Mart	700	38
Acom*	9,400	45
Aeon	16,300	253
AEON Financial Service	2,500	56
Aeon Mall	3,200	55
Air Water	4,000	64
Aisin Seiki	5,000	217
Ajinomoto	14,000	334
Alfresa Holdings	75,000	1,483
Alps Electric	4,200	115

Description	Shares	Value (000)
Amada Holdings	8,500	$81
ANA Holdings	29,000	84
Aozora Bank	27,000	95
Asahi Glass	23,000	133
Asahi Group Holdings	9,600	302
Asahi Kasei	31,000	211
Asics	3,700	77
Astellas Pharma	67,100	964
Azbil	12,800	329
Bank of Kyoto	8,000	74
Bank of Yokohama	96,000	593
Benesse Holdings	1,700	49
Bridgestone	16,400	567
Brother Industries	5,400	63
Calbee	1,800	76
Canon	26,800	816
Casio Computer	4,800	113
Central Japan Railway	3,640	651
Chiba Bank	85,000	609
Chubu Electric Power	15,600	214
Chugai Pharmaceutical	5,800	204
Chugoku Bank	3,800	51
Chugoku Electric Power	6,800	90
Citizen Holdings	7,200	52
Credit Saison	3,500	69
Dai Nippon Printing	13,000	130
Daicel	7,400	110
Daihatsu Motor	4,300	58
Dai-ichi Life Insurance	157,400	2,628
Daiichi Sankyo	16,200	337
Daikin Industries	5,800	427
Daito Trust Construction	1,700	198
Daiwa House Industry	15,200	441
Daiwa Securities Group	40,000	246
Denso	129,000	6,221
Dentsu	12,600	690
Don Quijote Holdings	2,800	99
East Japan Railway	28,800	2,732
Eisai	6,220	415
Electric Power Development	3,500	125
FamilyMart	1,400	65
FANUC	20,880	3,639
Fast Retailing	1,300	460
Fuji Electric	14,000	59
Fuji Heavy Industries	14,800	616
Fuji Media Holdings	58,200	688
FUJIFILM Holdings	87,100	3,658

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Fujitsu	259,000	$1,301
Fukuoka Financial Group	18,000	89
GungHo Online Entertainment*	8,100	22
Gunma Bank	9,000	52
Hachijuni Bank	9,000	55
Hakuhodo DY Holdings	5,800	63
Hamamatsu Photonics	3,200	88
Hankyu Hanshin Holdings	30,000	195
Hikari Tsushin	400	27
Hino Motors	5,700	66
Hirose Electric	700	85
Hiroshima Bank	12,000	68
Hisamitsu Pharmaceutical	1,600	67
Hitachi	428,000	2,445
Hitachi Chemical	2,500	40
Hitachi Construction Machinery	2,100	33
Hitachi High-Technologies	1,500	40
Hitachi Metals	5,000	62
Hokuhoku Financial Group	30,000	61
Hokuriku Electric Power	4,000	59
Honda Motor	193,300	6,244
Hoshizaki Electric	1,100	68
Hoya	170,000	7,003
Hulic	7,300	64
Idemitsu Kosan	2,100	34
IHI	33,000	91
Iida Group Holdings	4,000	74
Inpex	262,700	2,592
Isetan Mitsukoshi Holdings	54,800	716
Isuzu Motors	15,500	168
ITOCHU	39,900	476
Itochu Techno-Solutions	1,400	28
Iyo Bank	5,800	57
J Front Retailing	5,600	81
Japan Airlines*	3,000	108
Japan Airport Terminal	1,000	44
Japan Exchange Group	14,200	222
Japan Post Bank	10,000	146
Japan Post Holdings	88,600	1,375
Japan Prime Realty Investment‡	19	65
Japan Real Estate Investment‡	34	165
Japan Retail Fund Investment‡	58	112
Japan Tobacco	139,400	5,130
JFE Holdings	74,300	1,167
JGC	5,000	77
Joyo Bank	15,000	71
JSR	4,500	71

Description	Shares	Value (000)
JTEKT	4,700	$77
JX Holdings	54,400	230
Kajima	20,000	120
Kakaku.com*	3,700	73
Kamigumi	5,000	43
Kaneka	8,000	83
Kansai Electric Power*	18,300	221
Kansai Paint	6,000	91
Kao	41,900	2,169
Kawasaki Heavy Industries	34,000	127
KDDI	43,900	1,149
Keihan Electric Railway	13,000	87
Keikyu	11,000	91
Keio	14,000	121
Keisei Electric Railway	7,000	89
Keyence	1,100	609
Kikkoman	4,000	140
Kinden	7,000	89
Kintetsu Group Holdings	43,000	175
Kirin Holdings	146,500	2,000
Kobe Steel	71,000	78
Koito Manufacturing	2,500	103
Komatsu	23,400	385
Konami Holdings	2,400	58
Konica Minolta	10,900	110
Kose	700	65
Kubota	28,000	437
Kuraray	9,300	113
Kurita Water Industries	2,500	53
Kyocera	66,700	3,122
Kyowa Hakko Kirin	6,000	95
Kyushu Electric Power*	10,100	111
Kyushu Financial Group	8,000	56
Lawson	1,600	130
LIXIL Group	42,800	956
M3*	4,600	96
Mabuchi Motor	1,200	65
Makita	2,900	169
Marubeni	40,200	208
Marui Group	67,600	1,109
Maruichi Steel Tube	1,300	38
Mazda Motor	13,800	288
McDonald’s Holdings Japan*	1,700	37
Medipal Holdings	3,500	60
MEIJI Holdings	3,000	248
Minebea	8,000	69
Miraca Holdings	1,300	57

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Mitsubishi	71,760	$1,203
Mitsubishi Chemical Holdings	33,000	211
Mitsubishi Electric	49,000	519
Mitsubishi Estate	86,000	1,798
Mitsubishi Gas Chemical	8,000	41
Mitsubishi Heavy Industries	253,000	1,110
Mitsubishi Logistics	44,000	583
Mitsubishi Materials	26,000	82
Mitsubishi Motors	15,200	130
Mitsubishi Tanabe Pharma	5,200	90
Mitsubishi UFJ Financial Group	469,600	2,936
Mitsubishi UFJ Lease & Finance	12,400	64
Mitsui	43,100	515
Mitsui Chemicals	19,000	85
Mitsui Fudosan	24,000	607
Mitsui OSK Lines	27,000	69
Mixi	1,200	45
Mizuho Financial Group	1,507,900	3,037
MS&AD Insurance Group Holdings	80,400	2,378
Murata Manufacturing	5,000	719
Nabtesco	2,800	57
Nagoya Railroad	21,000	87
Namco Bandai Holdings	39,100	825
NEC	227,000	720
Nexon	3,000	49
NGK Insulators	7,000	158
NGK Spark Plug	4,200	112
NH Foods	22,000	434
NHK Spring	4,200	42
Nidec	5,600	407
Nikon	7,800	105
Nintendo	8,500	1,167
Nippon Building Fund‡	37	176
Nippon Electric Glass	11,000	55
Nippon Express	20,000	95
Nippon Paint Holdings	3,500	85
Nippon Prologis‡	32	58
Nippon Steel & Sumitomo Metal	18,500	369
Nippon Suisan Kaisha	93,400	526
Nippon Telegraph & Telephone	103,600	4,155
Nippon Television Holdings	11,520	210
Nippon Yusen	38,000	92
Nissan Motor	62,600	663
Nisshin Seifun Group	5,300	87
Nissin Foods Holdings	1,500	80
Nitori Holdings	1,800	151
Nitto Denko	4,000	295

Description	Shares	Value (000)
NOK	2,500	$59
Nomura Holdings	203,200	1,140
Nomura Real Estate Holdings	2,900	54
Nomura Real Estate Master Fund‡	86	107
Nomura Research Institute	2,900	112
NSK	11,000	120
NTT Data	41,500	2,025
NTT DOCOMO	36,000	740
NTT Urban Development	43,700	420
Obayashi	211,000	1,960
Obic	1,560	83
Odakyu Electric Railway	15,000	162
Oji Holdings	21,000	85
Olympus	6,800	271
Omron	5,100	168
Ono Pharmaceutical	2,000	357
Onward Holdings	56,000	346
Oracle Japan*	1,000	47
Oriental Land	5,100	310
ORIX	33,400	474
Osaka Gas	49,000	177
Otsuka	1,200	59
Otsuka Holdings	32,500	1,163
Panasonic	55,600	569
Park24	2,200	53
Rakuten*	23,700	273
Recruit Holdings	4,000	118
Resona Holdings	374,940	1,822
Ricoh	18,400	190
Rinnai	900	80
Rohm	2,300	116
Ryohin Keikaku	600	122
Sankyo	1,100	41
Sanrio	1,200	28
Santen Pharmaceutical	8,800	145
SBI Holdings	5,100	55
Secom	21,900	1,495
Sega Sammy Holdings	4,600	43
Seibu Holdings	3,000	61
Seiko Epson	7,000	109
Sekisui Chemical	10,000	132
Sekisui House	19,700	334
Seven & i Holdings	69,700	3,209
Seven Bank	12,800	57
Shikoku Electric Power*	4,200	66
Shimadzu	6,000	101
Shimamura	500	59

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Shimano	2,000	$308
Shimizu	71,000	581
Shin-Etsu Chemical	32,200	1,765
Shinsei Bank	42,000	78
Shionogi	7,460	340
Shiseido	34,700	726
Shizuoka Bank	13,000	127
Showa Shell Sekiyu	4,400	36
SMC	1,400	364
SoftBank Group	24,100	1,226
Sohgo Security Services	1,700	80
Sompo Japan Nipponkoa Holdings	33,900	1,115
Sony	31,700	786
Sony Financial Holdings	3,900	70
Stanley Electric	3,400	75
Sumitomo	28,600	294
Sumitomo Chemical	385,200	2,232
Sumitomo Dainippon Pharma	69,400	821
Sumitomo Electric Industries	55,800	797
Sumitomo Forestry	19,800	268
Sumitomo Heavy Industries	13,000	59
Sumitomo Metal Mining	12,000	145
Sumitomo Mitsui Financial Group	81,200	3,093
Sumitomo Mitsui Trust Holdings	82,000	313
Sumitomo Realty & Development	9,000	258
Sumitomo Rubber Industries	4,200	55
Suntory Beverage & Food	4,000	175
Suruga Bank	4,900	102
Suzuken	1,800	69
Suzuki Motor	9,300	285
Sysmex	3,620	235
T&D Holdings	14,100	188
Taiheiyo Cement	28,000	82
Taisei	26,000	173
Taisho Pharmaceutical Holdings	700	49
Taiyo Nippon Sanso	4,000	36
Takashimaya	7,000	63
Takeda Pharmaceutical	19,800	995
TDK	3,000	194
Teijin	21,000	72
Terumo	141,300	4,426
THK	2,800	52
Tobu Railway	24,000	118
Toho	2,800	78
Toho Gas	10,000	65
Tohoku Electric Power	82,900	1,044
Tokio Marine Holdings	17,200	670

Description	Shares	Value (000)
Tokyo Electric Power*	35,200	$204
Tokyo Electron	16,900	1,023
Tokyo Gas	56,000	265
Tokyo Tatemono	5,000	55
Tokyu	29,000	231
Tokyu Fudosan Holdings	12,100	76
TonenGeneral Sekiyu	7,000	59
Toppan Printing	14,000	130
Toray Industries	36,000	337
Toshiba*	103,000	214
TOTO	3,500	124
Toyo Seikan Group Holdings	65,400	1,216
Toyo Suisan Kaisha	22,200	778
Toyoda Gosei	1,700	39
Toyota Industries	10,800	582
Toyota Motor	109,820	6,794
Toyota Tsusho	5,000	117
Trend Micro*	2,500	102
Unicharm	9,700	199
United Urban Investment‡	62	84
USS	5,100	77
West Japan Railway	29,100	2,025
Yahoo Japan	33,600	138
Yakult Honsha	2,100	103
Yamada Denki	98,900	430
Yamaguchi Financial Group	5,000	59
Yamaha	4,100	99
Yamaha Motor	6,200	141
Yamato Holdings	58,020	1,237
Yamazaki Baking	3,000	68
Yaskawa Electric	6,400	88
Yokogawa Electric	5,000	61
Yokohama Rubber	2,500	38

		170,311

Luxembourg — 0.1%
Altice, Cl B*	12,140	176
ArcelorMittal*	64,943	271
Millicom International Cellular	6,561	378
O’Key Group GDR	76,540	153
RTL Group	1,045	87
SES ADR	8,286	230
Tenaris	11,160	134
Ternium ADR	8,233	102

		1,531

Macau — 0.0%
Sands China	62,800	215

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Malaysia — 0.7%
AirAsia	488,000	$146
Allianz Malaysia	9,000	22
Brem Holding	205,400	45
Carlsberg Brewery Malaysia	16,800	46
Evergreen Fibreboard*	890,000	489
Guinness Anchor	10,000	31
HeveaBoard	137,300	52
Hong Leong Industries	19,400	27
Hua Yang	51,600	22
Insas	330,800	59
JCY International	2,984,400	594
K&N Kenanga Holdings	85,500	11
KKB Engineering	89,900	34
Kossan Rubber Industries	58,100	126
KSL Holdings	551,500	171
Kulim Malaysia	81,600	72
Land & General	603,500	53
LBS Bina Group	46,900	16
Malaysia Building Society	292,000	96
Malaysia Marine and Heavy Engineering Holdings*	66,700	16
Malaysian Pacific Industries	43,300	94
MISC	169,600	370
MMC	64,500	29
Muda Holdings	27,100	14
Muhibbah Engineering	108,600	56
Petronas Dagangan	225,100	1,304
Scientex	21,600	49
Sunway	345,800	248
Sunway Construction Group*	500,580	163
TA Enterprise	139,600	19
Teo Seng Capital	117,000	41
Top Glove	351,700	1,113
Tropicana	1,047	—
UEM Edgenta	42,200	33
Unisem	1,138,600	632
VS Industry	1,579,200	577
WTK Holdings	144,300	44
YTL Power International	801,205	276

		7,190

Mexico — 1.0%
Alpek, Cl A	267,123	375
America Movil, Cl L ADR	14,509	204
Axtel*	163,891	83
Controladora Comercial Mexicana	28,448	78

Description	Shares	Value (000)
Controladora Vuela Cia de Aviacion ADR*	107,125	$593
Gruma, Cl B	54,588	766
Grupo Aeromexico*	276,892	632
Grupo Aeroportuario del Pacifico, Cl B	146,210	1,750
Grupo Comercial Chedraui	126,189	336
Grupo Financiero Banorte, Cl O	22,436	124
Grupo Financiero Inbursa, Cl O	993,259	1,792
Grupo Financiero Interacciones, Cl O	162,422	985
Industrias Bachoco ADR	267	13
Megacable Holdings	32,034	119
OHL Mexico*	805,976	844
Vitro	41,639	130
Wal-Mart de Mexico	639,345	1,614

		10,438

Netherlands — 3.6%
Aegon	45,151	257
AerCap Holdings*	2,164	93
Airbus Group	28,080	1,892
Akzo Nobel	83,073	5,567
ASML Holding	11,279	986
Boskalis Westminster	21,275	860
Gemalto	1,954	117
Heineken	43,610	3,704
Heineken Holding	2,468	191
ING Groep	451,780	6,030
James Hardie Industries	11,103	141
Koninklijke Ahold	68,444	1,449
Koninklijke DSM	4,419	222
Koninklijke KPN	284,798	1,081
Koninklijke Philips	55,405	1,412
Koninklijke Vopak	1,613	70
NN Group	5,836	207
NXP Semiconductors*	2,913	245
OCI*	1,992	49
QIAGEN*	5,209	144
Randstad Holding	71,488	4,458
Relx	24,832	415
Royal Dutch Shell, Cl A	217,405	4,944
STMicroelectronics	15,124	102
TNT Express*	12,360	105
Unilever	41,012	1,771
Wolters Kluwer	7,321	245

		36,757

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
New Zealand — 0.1%
Auckland International Airport	23,759	$93
Contact Energy	17,331	56
Fletcher Building	16,278	82
Meridian Energy	27,065	44
Mighty River Power	15,091	29
Ryman Healthcare	10,544	61
Spark New Zealand	255,216	576

		941

Norway — 0.3%
DNB	51,861	642
Gjensidige Forsikring*	5,368	86
Norsk Hydro	33,011	123
Orkla	19,264	153
Schibsted, Cl A*	26,590	863
Statoil	60,001	840
Telenor	19,079	319
Yara International	4,480	192

		3,218

Panama — 0.0%
Avianca Holdings ADR	3,928	17

Peru — 0.3%
Cia de Minas Buenaventura ADR*	23,903	102
Credicorp	25,751	2,506

		2,608

Philippines — 0.2%
ABS-CBN Holdings	61,800	82
Cebu Air	270,790	474
Energy Development	2,761,500	362
First Gen	898,300	433
Globe Telecom	7,150	280
Lopez Holdings	1,296,700	182
Pepsi-Cola Products Philippines*	352,000	28
San Miguel	144,580	153
Vista Land & Lifescapes	567,600	62
Xurpas	129,700	42

		2,098

Poland — 0.8%
Amica Wronki	2,919	129
AmRest Holdings*	1,330	64
Asseco Poland	16,913	245
Bank Pekao	1,936	71
Budimex	1,934	96
CD Projekt Red*	15,425	87
Ciech*	8,239	180

Description	Shares	Value (000)
Enea	149,141	$430
Eurocash	88,229	1,090
Grupa Azoty*	1,925	49
Kernel Holding	29,873	369
Orange Polska	321,323	534
PGE	378,477	1,234
Polski Koncern Naftowy Orlen	112,309	1,936
Polskie Gornictwo Naftowe i Gazownictwo	1,337,820	1,743
Trakcja*	21,426	69

		8,326

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	960,017	51
Banco Espirito Santo* (B)	46,916	—
EDP-Energias de Portugal	60,164	217
Galp Energia	9,113	106
Jeronimo Martins	5,949	77

		451

Qatar — 0.3%
Barwa Real Estate	142,526	1,565
Doha Bank QSC	7,860	96
Mannai	6,490	170
Ooredoo QSC	7,657	158
Qatar Gas Transport	15,321	98
Qatar Islamic Bank SAQ	3,328	97
Qatar National Bank SAQ	4,562	220
Qatar Navigation QSC	7,158	187

		2,591

Russia — 0.3%
Gazprom PAO ADR	295,195	1,092
Globaltrans Investment GDR*	13,181	60
Lukoil PJSC ADR	7,973	259
Magnitogorsk Iron & Steel Works GDR	93,326	312
Sberbank of Russia ADR	77,747	455
Sistema GDR	33,108	195
Yandex, Cl A*	38,486	605

		2,978

Singapore — 1.0%
Ascendas‡	48,000	77
CapitaLand	61,000	143
CapitaLand Commercial Trust‡	42,000	40
CapitaLand Mall Trust‡	66,000	89
City Developments	9,000	48
ComfortDelGro	51,000	109
DBS Group Holdings	378,316	4,437

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
GL	250,000	$154
Global Logistic Properties	83,000	126
Golden Agri-Resources	163,000	39
Great Eastern Holdings	46,600	666
Haw Par	13,900	81
Hongkong Land Holdings	14,400	101
Hutchison Port Holdings Trust, Cl U	128,000	68
Jardine Cycle & Carriage	3,333	82
Keppel	38,000	174
Oversea-Chinese Banking	77,258	478
Sembcorp Industries	21,000	45
Sembcorp Marine	17,000	21
Singapore Airlines	14,000	111
Singapore Exchange	19,000	103
Singapore Press Holdings	38,000	106
Singapore Technologies Engineering	37,000	78
Singapore Telecommunications	625,500	1,612
StarHub	15,000	39
Suntec‡	51,000	56
United Industrial	24,219	49
United Overseas Bank	45,988	634
UOL Group	11,482	50
Wilmar International	44,000	91

		9,907

South Africa — 1.5%
African Bank Investments* (B)	638,711	—
Anglo American Platinum*	1,848	22
Blue Label Telecoms	149,723	118
Brait*	187,595	2,029
Clicks Group	80,105	460
FirstRand	855,977	2,342
Grindrod	128,622	94
Investec	84,378	595
JSE	16,985	141
KAP Industrial Holdings	396,998	177
Liberty Holdings	21,367	159
MMI Holdings	60,998	87
Mpact	33,448	102
MTN Group	22,700	195
Murray & Roberts Holdings	249,229	129
Old Mutual	114,542	307
Peregrine Holdings	228,876	434
Pick n Pay Holdings	47,024	85
Pioneer Foods Group	12,769	131
Randgold Resources	2,455	150
Sanlam	93,740	366

Description	Shares	Value (000)
Sappi*	123,654	$521
Sasol	101,350	2,759
Sibanye Gold	589,050	871
SPAR Group	9,998	119
Standard Bank Group	245,922	1,799
Steinhoff International Holdings	129,685	658
Telkom	109,811	457

		15,307

South Korea — 3.8%
Aekyung Petrochemical	513	24
Asia Paper Manufacturing	1,464	21
BGF retail	6,490	949
BNK Financial Group	13,245	95
CJ	4,611	979
CJ O Shopping	489	79
CKH Food & Health*	116,805	315
Dae Han Flour Mills	210	33
Daedong	8,015	24
Daehan Steel	5,581	40
Daesung Holdings	3,710	34
Daou Data	19,087	251
DK UIL	3,201	33
Dong-A Hwasung, Cl A	293	1
Dongbu Insurance	1,904	114
Dongwon Development	17,700	58
Dongyang E&P	10,103	121
DRB Industrial	2,883	29
GMB Korea	5,250	21
GS Home Shopping	520	74
GS Retail	22,323	1,020
Hana Financial Group	23,500	471
Hanil Cement	880	79
Hanil E-Hwa	4,880	63
Hanwha Life Insurance	36,927	232
Heungkuk Fire & Marine Insurance*	9,159	33
Hite Jinro	8,270	165
HwaSung Industrial	8,033	82
Hyosung	4,014	398
Hyundai Development-Engineering & Construction	2,217	73
Hyundai Hy Communications & Networks	10,918	32
Hyundai Motor	5,814	734
Hyundai Securities	11,899	65
KB Financial Group	13,590	384
Kia Motors	63,165	2,821
KISCO	1,295	44

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Kolon Global*	2,793	$34
Korea District Heating	905	44
Korea Electric Power	74,698	3,180
Korea Petrochemical Industries	6,015	872
KT*	17,765	428
KT Skylife	9,103	134
Kunsul Chemical Industrial	920	31
Kwangju Bank*	5,257	34
Kyungchang Industrial	16,273	82
LG	3,266	196
LG Chemical	1,649	457
LG Display ADR	177,864	1,858
LG Innotek	9,391	782
LG Uplus	73,358	649
Lotte Chemical	7,875	1,621
Lotte Shopping	3,214	633
Mcnex	1,654	44
Mobase	5,272	36
Moorim Paper*	35,210	92
RedcapTour	1,671	33
S&T Motiv	1,240	90
S-1, Cl 1	3,798	322
Saeron Automotive	4,310	31
Sam Young Electronics	8,260	89
Samsung Electronics	9,874	10,560
Samyang Genex (B)	366	66
SeAH Holdings	225	25
Sejong Industrial	3,340	29
Seoyon	3,086	33
Sewon Precision Industry	657	12
Shindaeyang Paper	1,116	24
Shinhan Financial Group	29,240	986
SK Hynix	100,698	2,611
SK Innovation*	6,937	764
SL	3,748	55
S-Oil	15,035	1,013
Ssangyong Cement Industrial*	14,360	200
Tongyang Life Insurance	19,392	192
Woori Bank	106,196	799
YES24	4,530	35

		39,167

Spain — 1.4%
Abertis Infraestructuras	13,349	209
Acerinox	46,340	474
ACS Actividades de Construccion y Servicios	4,568	134

Description	Shares	Value (000)
Aena* (A)	1,756	$201
Amadeus IT Holding, Cl A	80,672	3,564
Banco Bilbao Vizcaya Argentaria	159,684	1,168
Banco de Sabadell	127,642	226
Banco Popular Espanol	40,606	134
Banco Santander	377,073	1,859
Bankia	121,058	141
Bankinter	15,932	113
CaixaBank	63,897	224
Distribuidora Internacional de Alimentacion*	14,617	86
Enagas	5,120	145
Endesa	8,289	167
Ferrovial	11,220	253
Gas Natural SDG	9,139	186
Grifols*	3,901	180
Iberdrola	135,205	960
Industria de Diseno Textil	27,374	936
International Consolidated Airlines Group	21,229	191
Mapfre	26,348	66
Mediaset Espana Comunicacion	36,559	398
Red Electrica	2,636	220
Repsol	25,799	283
Telefonica	112,885	1,246
Viscofan	14,176	856
Zardoya Otis	4,333	51

		14,671

Sweden — 1.7%
Alfa Laval	6,939	127
Assa Abloy, Cl B	139,182	2,915
Atlas Copco, Cl A	26,420	635
Boliden	6,464	109
Electrolux	5,878	142
Getinge, Cl B	4,730	124
Hennes & Mauritz, Cl B	115,168	4,092
Hexagon, Cl B	6,215	231
Husqvarna, Cl B	9,796	65
ICA Gruppen	2,024	73
Industrivarden, Cl C	3,879	66
Investment Kinnevik, Cl B	6,152	190
Investor, Cl B	11,521	425
Lundin Petroleum*	5,146	75
Modern Times Group, Cl B	13,205	338
Nordea Bank	116,166	1,279
Oriflame Holding*	1,600	26
Sandvik	60,912	531

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Securitas, Cl B	8,219	$126
Skandinaviska Enskilda Banken, Cl A	37,006	390
Skanska, Cl B	9,887	192
SKF, Cl B	9,615	156
Svenska Cellulosa, Cl B	14,905	433
Svenska Handelsbanken, Cl A	153,556	2,040
Swedbank, Cl A	22,865	504
Swedish Match	14,545	515
Tele2, Cl B	7,309	73
Telefonaktiebolaget LM Ericsson, Cl B	148,179	1,432
TeliaSonera	63,754	317
Volvo, Cl B	39,053	363

		17,984

Switzerland — 6.9%
ABB	60,415	1,082
Actelion	2,607	362
Adecco	19,340	1,317
Aryzta	2,039	104
Baloise Holding	1,182	150
Barry Callebaut*	56	61
Chocoladefabriken Lindt & Sprungli	26	367
Cie Financiere Richemont	31,959	2,303
Coca-Cola	4,736	101
Credit Suisse Group	45,073	971
Dufry*	966	116
EMS-Chemie Holding	189	83
Galenica	95	149
Geberit	6,384	2,166
Givaudan	234	425
Helvetia Holding	233	132
Julius Baer Group	5,579	271
Kuehne + Nagel International	9,671	1,329
LafargeHolcim	6,197	310
Logitech International	38,394	589
Lonza Group	1,289	210
Nestle	203,701	15,145
Novartis	137,036	11,778
Pargesa Holding	788	50
Partners Group Holding	379	137
Roche Holding	53,554	14,758
Schindler Holding	1,581	266
SGS	140	267
Sika	56	202
Sonova Holding	15,628	1,986
Sulzer	599	56
Swatch Group	1,988	355

Description	Shares	Value (000)
Swiss Life Holding	836	$226
Swiss Prime Site	1,636	128
Swiss Re	8,847	867
Swisscom	659	330
Syngenta	2,335	924
Transocean*	8,866	110
UBS Group*	475,755	9,272
Zurich Insurance Group	3,774	972

		70,427

Taiwan — 2.4%
AU Optronics ADR	725,037	2,110
ChipMOS TECHNOLOGIES	13,900	275
Chroma ATE	69,000	134
Chunghwa Telecom ADR	53,841	1,617
Delta Electronics	90,516	427
Hon Hai Precision Industry GDR	619,692	1,867
Siliconware Precision Industries ADR	156,658	1,214
Taiwan Semiconductor Manufacturing	891,519	16,047
Teco Electric and Machinery	540,387	432
Yungtay Engineering	360,000	520

		24,643

Thailand — 1.3%
Advanced Information Technology	233,000	181
Amata	259,300	88
AP Thailand	1,321,800	195
Bangchak Petroleum	260,200	238
Bangkok Bank	200,700	852
Bangkok Expressway (B)	185,800	233
Cal-Comp Electronics Thailand	1,336,719	125
Delta Electronics Thailand	278,100	590
Dhipaya Insurance	16,800	17
GFPT	1,194,100	327
Hana Microelectronics	615,200	608
Indorama Ventures	724,600	427
IRPC	1,259,900	150
Kasikornbank PLC	46,400	192
KCE Electronics	582,400	1,125
KGI Securities Thailand	902,000	86
Krung Thai Bank	513,200	237
Krungthai Card	72,000	195
Lalin Property	282,000	29
MFEC	216,800	30
MK Real Estate Development	283,600	34
PTG Energy	196,400	71

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
PTT	343,100	$2,316
PTT Global Chemical	1,451,100	2,005
Raimon Land*	3,087,200	107
Regional Container Lines	164,800	24
SC Asset	371,588	29
Siam Cement	13,500	172
Siamgas & Petrochemicals	624,900	180
SNC Former	76,300	29
Sri Trang Agro-Industry	106,400	30
Srithai Superware	442,500	27
SVI*	862,800	118
Syntec Construction	2,491,000	197
Thai Airways International*	292,100	74
Thai Vegetable Oil	176,300	110
Thanachart Capital	71,700	73
Tipco Asphalt	1,445,500	1,635
Tisco Financial Group	77,900	92
TMB Bank	1,793,500	120
Vanachai Group	221,100	88

		13,456

Turkey — 1.1%
Adana Cimento Sanayii, Cl A	51,928	110
Akcansa Cimento	36,973	167
Akfen Gayrimenkul Yatirim Ortakligi‡ *	58,474	27
Albaraka Turk Katilim Bankasi	44,267	20
Alcatel-Lucent Teletas Telekomunikasyon*	176,119	386
Anadolu Anonim Turk Sigorta Sirketi	148,517	81
Baticim Bati Anadolu Cimento Sanayii	23,088	48
BIM Birlesik Magazalar	36,963	651
Celebi Hava Servisi	16,773	205
Cimsa Cimento Sanayi ve Ticaret	95,842	503
EGE Endustri VE Ticaret	1,141	123
EGE Seramik Sanayi ve Ticaret	22,722	31
GSD Holdings	389,164	139
Haci Omer Sabanci Holding	474,835	1,348
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	70
Soda Sanayii	476,472	692
Tat Gida Sanayi*	167,107	318
TAV Havalimanlari Holding	31,391	196
Torunlar Gayrimenkul Yatirim Ortakligi‡	95,613	106
Tupras Turkiye Petrol Rafinerileri*	35,065	837
Turk Hava Yollari*	571,867	1,451
Turkiye Garanti Bankasi	437,669	1,069

Description	Shares	Value (000)
Turkiye Halk Bankasi	244,795	$872
Turkiye Is Bankasi, Cl C	919,209	1,451
Turkiye Sise ve Cam Fabrikalari	127,402	140
Vestel Beyaz Esya Sanayi ve Ticaret	112,100	432

		11,473

United Arab Emirates — 0.1%
Aldar Properties PJSC	735,867	465
National Central Cooling PJSC	111,276	36
Union National Bank PJSC	43,378	55

		556

United Kingdom — 15.9%
3i Group	159,642	1,132
Aberdeen Asset Management	22,029	94
Admiral Group	41,026	1,004
Aggreko	6,088	82
Amec Foster Wheeler	40,319	255
Anglo American	37,227	166
Anglo American PLC	34,379	153
Antofagasta	15,576	108
ARM Holdings	34,466	528
Ashtead Group	13,104	217
Associated British Foods	9,001	443
AstraZeneca	31,605	2,155
Auto Trader Group (A)	18,289	120
Aviva	101,692	773
Babcock International Group	5,934	89
BAE Systems	244,146	1,798
Barclays PLC	1,622,981	5,251
Barratt Developments	54,113	498
Berendsen	25,269	402
Betfair Group	23,342	1,341
BG Group PLC	214,739	3,116
BGEO Group	8,367	235
BHP Billiton	89,641	1,011
BP	794,377	4,169
British American Tobacco	48,455	2,698
British Land‡	24,766	287
BT Group, Cl A	209,561	1,457
Bunzl	76,773	2,130
Burberry Group	11,507	203
Cable & Wireless Communications	604,776	663
Capita	133,264	2,376
Carnival	22,973	1,308
Centrica	150,389	484
Close Brothers Group	6,431	127
Cobham	26,908	113

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Compass Group PLC	672,106	$11,650
Croda International	3,240	145
Daily Mail & General Trust, Cl A	73,176	755
Delphi Automotive PLC	20,247	1,736
Devro	85,241	365
Diageo PLC	275,773	7,559
Direct Line Insurance Group	35,747	215
Dixons Carphone	23,131	171
easyJet	3,671	94
Fresnillo	5,948	62
G4S	327,761	1,091
GKN	44,117	201
GlaxoSmithKline	127,482	2,582
Glencore*	552,522	738
GVC Holdings*	16,667	114
Hammerson‡	20,428	181
Hargreaves Lansdown	6,485	144
Hays PLC	309,533	665
HomeServe	127,368	774
HSBC Holdings	123,571	982
HSBC Holdings PLC	1,070,021	8,477
ICAP	132,994	1,000
IG Group Holdings	62,125	735
IMI	12,780	162
Imperial Tobacco Group PLC	23,980	1,269
Inchcape	26,993	313
Informa PLC	56,981	516
Inmarsat	11,730	197
InterContinental Hotels Group	5,721	224
International Personal Finance	120,803	514
Intertek Group	53,140	2,180
Intu Properties‡	22,401	105
Investec	13,144	93
ITV	571,810	2,333
J Sainsbury	32,261	123
Johnson Matthey	4,959	195
Jupiter Fund Management	61,016	406
Just Eat*	62,742	457
Kingfisher	55,756	271
Land Securities Group‡	19,236	334
Legal & General Group	149,783	592
Lloyds Banking Group	2,882,172	3,114
London Stock Exchange Group	7,975	323
Lukoil PJSC ADR	61	2
Marks & Spencer Group	41,820	280
Meggitt	19,043	105
Melrose Industries	22,666	97

Description	Shares	Value (000)
Merlin Entertainments (A)	231,693	$1,556
Michael Page International	23,165	165
Millennium & Copthorne Hotels	14,685	101
Mondi	8,946	176
Moneysupermarket.com Group	143,511	776
National Express Group	33,124	163
National Grid	93,793	1,298
Next	3,674	395
Non-Standard Finance* (A)	54,324	68
Northgate	17,597	102
Old Mutual	124,887	329
Pearson	19,850	215
Persimmon	7,920	237
Petrofac	14,876	175
Pets at Home Group	112,755	458
Provident Financial	39,689	1,970
Prudential PLC	169,352	3,826
Reckitt Benckiser Group PLC	107,577	9,972
RELX	108,276	1,913
Rexam	105,105	936
Rightmove	45,512	2,771
Rio Tinto PLC	112,218	3,273
Rolls-Royce Holdings PLC	335,973	2,846
Royal Bank of Scotland Group*	87,915	392
Royal Mail	23,295	153
RSA Insurance Group	26,596	167
SABMiller	24,306	1,463
Sage Group	26,157	232
Schroders	2,938	129
Segro‡	19,796	125
Serco Group PLC*	482,782	674
Severn Trent	6,180	198
Shire	14,852	1,027
Sky PLC	315,907	5,178
Smith & Nephew	34,462	616
Smiths Group PLC	169,319	2,348
South32*	48,396	37
Spectris	20,909	558
Sports Direct International*	6,310	54
SSE	25,050	564
SSP Group	184,132	882
St. James’s Place	23,926	356
Stagecoach Group	136,213	595
Standard Chartered PLC	267,832	2,226
Standard Life	50,106	288
Tate & Lyle	11,158	99
Taylor Wimpey	84,018	250

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Description	Shares	Value (000)
Tesco*	375,287	$827
Thomas Cook Group*	382,138	683
Travis Perkins	6,470	188
Unilever	76,899	3,317
United Utilities Group	16,506	228
Vodafone Group PLC	843,160	2,748
Weir Group	4,852	72
WH Smith	30,326	791
Whitbread	4,640	301
William Hill	21,019	123
WM Morrison Supermarkets	52,426	115
Wolseley	6,578	357
WPP PLC	431,202	9,952

		163,661

United States — 0.5%
Consumer Discretionary — 0.4%
Yum! Brands	56,263	4,110

Consumer Staples — 0.0%
Gruma, Cl B	27,136	380

Energy — 0.1%
Tsakos Energy Navigation	82,699	655

Information Technology — 0.0%
Genpact*	7,483	187

		5,332

Total Common Stock (Cost $1,041,910) (000)		978,901

PREFERRED STOCK — 0.6%
Alpargatas	210,898	380
Banco Bradesco	8,280	40
Banco do Estado do Rio Grande do Sul	103,300	153
Bayerische Motoren Werke	1,288	108
Centrais Eletricas Brasileiras*	43,300	114
Cia Brasileira de Distribuicao	11,776	125
Cia Energetica de Minas Gerais	267,700	414
Cia Paranaense de Energia	61,000	374
CJ	1,220	136
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B*	72,300	154
Embotelladora Andina	14,922	44
FUCHS PETROLUB	1,729	82
Henkel & KGaA	4,497	504
Itau Unibanco Holding	29,040	194
Porsche Automobil Holding	3,990	219
Suzano Papel e Celulose, Cl A	157,300	743
Vale	40,700	105

Description	Shares	Value (000)
Volkswagen	11,789	$1,709

Total Preferred Stock (Cost $8,960) (000)		5,598

PARTICIPATION NOTES — 0.1%
HSBC Bank (Axis Bank), Expires 7/21/2017*	28,143	191
HSBC Bank (Bank of Baroda), Expires 6/30/2016*	96,782	229
HSBC Bank (Bharti Airtel), Expires 8/1/2016*	69,004	356
HSBC Bank (CESC), Expires 3/31/2017*	56,964	442

Total Participation Notes (Cost $1,308) (000)		1,218

WARRANTS — 0.0%

	Number of Warrants
VS Industry, Expires 1/3/2019, Strike Price 1.65 MYR*	394,800	—

Total Warrants (Cost $–) (000)		—

RIGHTS — 0.0%

	Number of Rights
Ascendas Real Estate Investment Trust, Expires 1/17/2016, Strike Price 2.218 SGD*	1,800	—
Banco Bradesco, Expires 5/2/2016, Strike Price 17.21 BRL*	271	—
BNK Financial Group, Expires 1/19/2016, Strike Price 7,570 KRW*	2,898	2
Non-Standard Finance, Expires 1/17/2016, Strike Price 0.85 GBP*	97,124	—
Repsol*†	25,799	13
UBI Banca, Expires 1/12/16*	22,043	—

Total Rights (Cost $–) (000)		15

SHORT-TERM INVESTMENT (C) — 3.1%

	Shares
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	32,065,951	32,066
Total Short-Term Investment (Cost $32,066) (000)		32,066

Total Investments — 99.1% (Cost $1,084,244) (000)		$1,017,798

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP International Equity Fund

Percentages are based on net assets of $1,026,913 (000).

A list of the open futures contracts held by the Fund at December 31, 2015 is as follow s (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
E-MINI MSCI Future	342	Mar-2016	$48

For the year ended December 31, 2015, the monthly average value of futures contracts held was $10,337 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Expiration date is unavailable.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2015, was $299 (000) and represented 0.03% of net assets.
(C)	The rate reported is the 7-day effective yield as of December 31, 2015.

ADR	— American Depositary Receipt
BRL	— Brazilian Lira
Cl —	Class
GBP	— British Pound
GDR	— Global Depositary Receipt
KRW	— Korean Won
MSCI	— Morgan Stanley Capital International
MYR	— Malaysian Ringgit
PLC	— Public Limited Company
SGD	— Singapore Dollar

The following is a list of the level of inputs used as of December 31, 2015, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$354	$26,213	$—	$26,567
Austria	—	1,651	—	1,651
Belgium	—	8,091	—	8,091
Brazil	15,083	—	—	15,083
Canada	12,686	—	—	12,686
Chile	1,844	—	—	1,844
China	8,084	18,931	—	27,015
Colombia	630	—	—	630
Cyprus	—	243	—	243
Czech Republic	—	159	—	159
Denmark	—	18,710	—	18,710
Finland	—	7,922	—	7,922
France	392	71,525	—	71,917
Germany	1,661	64,810	—	66,471
Greece	271	973	—	1,244
Hong Kong	1,150	42,466	—	43,616
Hungary	—	220	—	220
India	7,267	—	—	7,267
Indonesia	—	6,850	—	6,850
Ireland	4,306	2,787	—	7,093
Israel	2,126	1,973	—	4,099
Italy	—	13,269	—	13,269
Japan	1,802	168,509	—	170,311

Investments in Securities	Level 1	Level 2	Level 3^	Total
Luxembourg	$278	$1,253	$—	$1,531
Macau	—	215	—	215
Malaysia	1,071	6,119	—	7,190
Mexico	10,438	—	—	10,438
Netherlands	1,021	35,736	—	36,757
New Zealand	—	941	—	941
Norway	425	2,793	—	3,218
Panama	17	—	—	17
Peru	2,608	—	—	2,608
Philippines	42	2,056	—	2,098
Poland	69	8,257	—	8,326
Portugal	—	451	—	451
Qatar	2,591	—	—	2,591
Russia	944	2,034	—	2,978
Singapore	154	9,753	—	9,907
South Africa	836	14,471	—	15,307
South Korea	4,128	34,973	66	39,167
Spain	201	14,470	—	14,671
Sweden	26	17,958	—	17,984
Switzerland	11,258	59,169	—	70,427
Taiwan	20,266	4,377	—	24,643
Thailand	71	13,152	233	13,456
Turkey	166	11,307	—	11,473
United Arab Emirates	520	36	—	556
United Kingdom	3,857	159,804	—	163,661
United States	5,332	—	—	5,332

Total Common Stock	123,975	854,627	299	978,901

Preferred Stock	2,796	2,802	—	5,598
Participation Notes	—	1,218	—	1,218
Warrants	—	—	—	—
Rights	—	15	—	15
Short-Term Investment	32,066	—	—	32,066

Total Investments in Securities	$158,837	$858,662	$299	$1,017,798

Other Financial Instruments	Level 1	Level 2	Level 3	To tal
Futures Contracts**
Unrealized Appreciation	$48	$—	$—	$48

Total Other Financial Instruments	$48	$—	$—	$48

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the year. For the year ended December 31, 2015, securities with a total value of $299 (000) were transferred from Level 1 to Level 3 due to a halt in trading of these securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
CORPORATE OBLIGATIONS — 29.4%
Consumer Discretionary — 2.7%
21st Century Fox America
4.750%, 09/15/44	$666	$640
4.500%, 02/15/21	100	108
3.700%, 09/15/24 (A)	120	121
Amazon.com 1.200%, 11/29/17	200	199
American Honda Finance
1.200%, 07/14/17	100	100
0.950%, 05/05/17	100	99
Atento Luxco 7.375%, 01/29/20 (A)	220	203
AutoZone 2.500%, 04/15/21	100	98
Avianca Holdings 8.375%, 05/10/20 (A)	530	343
Bed Bath & Beyond 3.749%, 08/01/24	25	24
CBS 3.375%, 03/01/22	150	148
Cleveland Clinic Foundation 4.858%, 01/01/14	453	439
Comcast
6.500%, 01/15/17	250	263
4.200%, 08/15/34	1,460	1,446
3.375%, 02/15/25	275	278
Delphi 4.150%, 03/15/24	40	40
Diageo Capital 5.750%, 10/23/17	200	215
DIRECTV Holdings
5.150%, 03/15/42	191	178
5.000%, 03/01/21	200	216
4.450%, 04/01/24	100	103

Description	Face Amount (000)(1)		Value (000)
Discovery Communications 5.050%, 06/01/20		100	$106
Dollar General 4.150%, 11/01/25		25	25
ERAC USA Finance 2.350%, 10/15/19 (A)		1,682	1,658
Ford Motor Credit
3.200%, 01/15/21		1,081	1,074
3.000%, 06/12/17		200	202
2.375%, 03/12/19		400	394
2.240%, 06/15/18		200	198
1.684%, 09/08/17		200	197
1.461%, 03/27/17		2,146	2,126
Gap 5.950%, 04/12/21		100	106
General Motors
6.250%, 10/02/43		541	572
3.500%, 10/02/18		200	202
2.625%, 07/10/17		1,175	1,178
General Motors Financial
4.000%, 01/15/25		100	95
3.150%, 01/15/20		150	149
3.100%, 01/15/19		1,266	1,264
Grupo Televisa
7.250%, 05/14/43	(MXN)	2,840	137
6.125%, 01/31/46		230	229
Home Depot
4.400%, 04/01/21		100	110
2.000%, 06/15/19		100	101
Johnson Controls
4.625%, 07/02/44		711	603
3.625%, 07/02/24		43	41
Kohl’s 4.000%, 11/01/21		100	103
Latam Airlines Pass-Through Trust 4.200%, 11/15/27 (A)		460	431
Lowe’s 4.625%, 04/15/20		100	108
Macy’s Retail Holdings 3.625%, 06/01/24		100	92
Magna International 3.625%, 06/15/24		50	49
Marriott International 3.125%, 10/15/21		100	100
Mattel 2.350%, 05/06/19		100	99
McDonald’s
5.350%, 03/01/18		100	107
4.875%, 12/09/45		628	632
3.700%, 01/30/26		1,140	1,139
3.375%, 05/26/25		100	98
2.750%, 12/09/20		443	443
NBCUniversal Media 4.375%, 04/01/21		100	109

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Newell Rubbermaid 4.000%, 12/01/24	$50	$46
Omnicom Group 4.450%, 08/15/20	100	107
QVC 4.450%, 02/15/25	65	60
Scripps Networks Interactive 2.750%, 11/15/19	100	98
Staples 2.750%, 01/12/18	100	99
Target 2.900%, 01/15/22	200	204
Time Warner
4.875%, 03/15/20	100	108
4.850%, 07/15/45	552	526
4.750%, 03/29/21	100	108
3.600%, 07/15/25	913	889
2.100%, 06/01/19	100	99
Time Warner Cable
8.250%, 04/01/19	200	230
7.300%, 07/01/38	208	225
4.000%, 09/01/21	100	101
TJX 2.750%, 06/15/21	100	102
Toyota Motor Credit
2.750%, 05/17/21	100	101
2.150%, 03/12/20	300	300
2.100%, 01/17/19	200	200
1.550%, 07/13/18	100	100
1.450%, 01/12/18	1,194	1,192
Viacom
4.250%, 09/01/23	100	97
2.200%, 04/01/19	100	98
Walt Disney
3.150%, 09/17/25	100	101
2.550%, 02/15/22	100	101
1.850%, 05/30/19	150	150
Whirlpool 4.000%, 03/01/24	60	61
Wyndham Worldwide 4.250%, 03/01/22	50	50

		25,091

Consumer Staples — 1.4%
Altria Group 9.250%, 08/06/19	200	245
Anheuser-Busch InBev Finance
2.150%, 02/01/19	200	199
1.250%, 01/17/18	100	99
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	100	115
5.375%, 01/15/20	100	111
2.500%, 07/15/22	100	96
Beam Suntory 1.875%, 05/15/17	100	100

Description	Face Amount (000)	Value (000)
Bunge Finance 3.200%, 06/15/17	$100	$101
Clorox 3.500%, 12/15/24	50	50
Coca-Cola
3.300%, 09/01/21	100	105
3.200%, 11/01/23	100	103
2.875%, 10/27/25	50	49
2.450%, 11/01/20	50	51
1.875%, 10/27/20	50	50
Coca-Cola Femsa 2.375%, 11/26/18	150	150
Colgate-Palmolive 1.750%, 03/15/19	100	100
ConAgra Foods 1.900%, 01/25/18	100	99
Costco Wholesale 1.700%, 12/15/19	100	99
CVS Health
5.750%, 06/01/17	100	106
5.125%, 07/20/45	300	316
4.875%, 07/20/35	662	683
4.000%, 12/05/23	150	156
3.875%, 07/20/25	120	122
3.375%, 08/12/24	100	99
2.250%, 12/05/18	150	151
Dr Pepper Snapple Group 3.400%, 11/15/25	150	147
General Mills 5.650%, 02/15/19	100	110
JM Smucker 2.500%, 03/15/20	100	99
Kellogg 4.000%, 12/15/20	100	105
Kimberly-Clark 1.900%, 05/22/19	150	149
Kraft Foods Group
6.875%, 01/26/39	175	208
3.500%, 06/06/22	125	126
Kraft Heinz Foods
5.000%, 07/15/35 (A)	389	399
3.950%, 07/15/25 (A)	150	151
2.800%, 07/02/20 (A)	150	150
1.600%, 06/30/17 (A)	1,265	1,261
Kroger
6.400%, 08/15/17	100	107
3.300%, 01/15/21	100	102
Mead Johnson Nutrition 3.000%, 11/15/20	30	30
Mondelez International 4.000%, 02/01/24	100	103
PepsiCo
7.900%, 11/01/18	200	234
3.600%, 03/01/24	100	105
2.150%, 10/14/20	150	149
1.250%, 04/30/18	100	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Philip Morris International
5.650%, 05/16/18	$250	$273
4.500%, 03/26/20	100	109
Procter & Gamble
3.100%, 08/15/23	100	104
1.900%, 11/01/19	100	101
Reynolds American
8.125%, 06/23/19	100	118
5.700%, 08/15/35	996	1,091
4.450%, 06/12/25	150	157
2.300%, 08/21/17	1,813	1,825
Sysco 2.600%, 10/01/20	50	50
Tyson Foods 4.500%, 06/15/22	150	160
Unilever Capital 2.200%, 03/06/19	100	102
USJ Acucar e Alcool 9.875%, 11/09/19 (A)	340	131
Walgreens Boots Alliance
4.800%, 11/18/44	529	478
3.300%, 11/18/21	100	98
2.700%, 11/18/19	100	100
Wal-Mart Stores
4.250%, 04/15/21	125	138
3.300%, 04/22/24	50	51
1.125%, 04/11/18	200	199

		12,675

Energy — 3.8%
Anadarko Petroleum
6.375%, 09/15/17	200	210
4.500%, 07/15/44	440	337
Apache 3.250%, 04/15/22	100	95
Baker Hughes 7.500%, 11/15/18	150	169
Boardwalk Pipelines 4.950%, 12/15/24	50	43
BP Capital Markets
3.535%, 11/04/24	250	243
3.062%, 03/17/22	100	98
2.750%, 05/10/23	100	94
2.315%, 02/13/20	125	123
2.237%, 05/10/19	100	100
Cameron International 1.400%, 06/15/17	50	49
Canadian Natural Resources
6.750%, 02/01/39	91	86
5.700%, 05/15/17	100	102
Cenovus Energy
5.700%, 10/15/19	125	131
3.000%, 08/15/22	1,926	1,708
Chevron
3.326%, 11/17/25	150	151
2.419%, 11/17/20	791	787

Description	Face Amount (000)	Value (000)
2.355%, 12/05/22	$150	$143
2.193%, 11/15/19	90	90
1.961%, 03/03/20	150	148
1.718%, 06/24/18	100	99
Chevron Phillips Chemical 1.700%, 05/01/18 (A)	837	827
CNOOC Curtis Funding No. 1 4.500%, 10/03/23 (A)	950	981
CNOOC Finance 2015 Australia Property 2.625%, 05/05/20	200	196
CNOOC Finance 2015 USA 3.500%, 05/05/25	200	190
Columbia Pipeline Group 2.450%, 06/01/18 (A)	100	98
ConocoPhillips
6.000%, 01/15/20	100	111
5.750%, 02/01/19	200	217
4.150%, 11/15/34	187	162
3.350%, 11/15/24	100	91
Continental Resources 5.000%, 09/15/22	100	74
Devon Energy
5.000%, 06/15/45	377	286
3.250%, 05/15/22	816	693
2.250%, 12/15/18	150	137
Ecopetrol 5.875%, 09/18/23	100	92
Enable Midstream Partners 2.400%, 05/15/19	50	44
Enbridge 5.600%, 04/01/17	100	103
Enbridge Energy Partners 5.875%, 12/15/16	150	147
Encana 6.625%, 08/15/37	528	427
Energy Transfer Partners
3.600%, 02/01/23	100	82
2.500%, 06/15/18	150	144
Ensco 4.700%, 03/15/21	100	81
Enterprise Products Operating
5.100%, 02/15/45	277	232
4.900%, 05/15/46	290	237
3.350%, 03/15/23	100	90
2.550%, 10/15/19	200	192
EOG Resources
3.150%, 04/01/25	100	94
2.625%, 03/15/23	100	95
Exxon Mobil
2.709%, 03/06/25	150	147
1.819%, 03/15/19	150	150
Fermaca Enterprises 6.375%, 03/30/38 (A)	196	183

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Halliburton
3.500%, 08/01/23	$100	$98
2.700%, 11/15/20	839	829
Hess 8.125%, 02/15/19	50	57
Husky Energy 4.000%, 04/15/24	100	92
KazMunayGas National 6.375%, 04/09/21 (A)	430	442
Kinder Morgan
5.300%, 12/01/34	274	216
5.050%, 02/15/46	434	322
3.050%, 12/01/19	50	46
2.000%, 12/01/17	200	193
Kinder Morgan Energy Partners
3.950%, 09/01/22	250	218
3.500%, 03/01/21	20	18
Magellan Midstream Partners 4.250%, 02/01/21	100	100
Marathon Oil
5.200%, 06/01/45	293	208
2.800%, 11/01/22	150	120
2.700%, 06/01/20	1,351	1,191
Marathon Petroleum 3.400%, 12/15/20	784	770
MPLX
4.875%, 12/01/24 (A)	100	90
4.000%, 02/15/25	25	21
Nabors Industries 5.100%, 09/15/23	100	79
National Oilwell Varco 2.600%, 12/01/22	100	87
Noble Energy 4.150%, 12/15/21	200	194
Occidental Petroleum 3.125%, 02/15/22	100	98
Odebrecht Drilling Norbe VIII 6.350%, 06/30/21 (A)	330	119
ONEOK Partners 3.375%, 10/01/22	100	81
Pertamina Persero
6.450%, 05/30/44 (A)	370	322
6.000%, 05/03/42 (A)	540	442
5.250%, 05/23/21 (A)	485	484
Petroleos de Venezuela
9.000%, 11/17/21	660	264
6.000%, 11/15/26 (A)	665	245
5.375%, 04/12/27	1,200	435
Petroleos Mexicanos
8.000%, 05/03/19	250	275
6.625%, 06/15/35	1,040	929
6.375%, 01/23/45	190	161
5.625%, 01/23/46 (A)	819	627
5.500%, 06/27/44	500	376
4.875%, 01/24/22	350	337
3.500%, 07/23/20 (A)	300	269

Description	Face Amount (000)	Value (000)
Petronas Capital
4.500%, 03/18/45 (A)	$200	$190
3.500%, 03/18/25 (A)	200	192
3.125%, 03/18/22 (A)	455	444
Phillips 66 2.950%, 05/01/17	100	101
Phillips 66 Partners 3.605%, 02/15/25	25	22
Pioneer Natural Resources 3.450%, 01/15/21	100	92
Plains All American Pipeline
4.650%, 10/15/25	1,053	919
3.850%, 10/15/23	150	126
Pride International 8.500%, 06/15/19	20	20
Regency Energy Partners 4.500%, 11/01/23	1,682	1,455
Schlumberger Holdings
4.000%, 12/21/25 (A)	1,089	1,074
3.000%, 12/21/20 (A)	1,266	1,250
Schlumberger Investment 3.650%, 12/01/23	100	101
Shell International Finance
3.250%, 05/11/25	150	147
2.000%, 11/15/18	200	200
1.125%, 08/21/17	150	149
Southwestern Energy 4.950%, 01/23/25	100	63
Spectra Energy Partners 3.500%, 03/15/25	100	87
State Oil of the Azerbaijan Republic 4.750%, 03/13/23	1,045	883
Statoil
3.700%, 03/01/24	100	101
2.450%, 01/17/23	125	119
2.250%, 11/08/19	150	149
Suncor Energy 6.100%, 06/01/18	100	108
Total Capital Canada 2.750%, 07/15/23	100	96
Total Capital International
2.100%, 06/19/19	100	99
1.550%, 06/28/17	200	201
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	76
2.500%, 08/01/22	100	92
1.625%, 11/09/17	2,621	2,599
Valero Energy
9.375%, 03/15/19	29	34
3.650%, 03/15/25	100	95
Western Gas Partners 2.600%, 08/15/18	100	97
Williams 4.550%, 06/24/24	50	35

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Williams Partners
6.300%, 04/15/40	$354	$272
5.250%, 03/15/20	250	232

		34,384

Financials — 10.2%
Abbey National Treasury Services
2.375%, 03/16/20	100	100
1.650%, 09/29/17	100	100
ACE INA Holdings
3.350%, 05/15/24	100	101
2.875%, 11/03/22	150	149
Aflac 2.650%, 02/15/17	200	203
African Development Bank
1.375%, 02/12/20	100	98
0.875%, 05/15/17	205	204
Alexandria Real Estate Equities 2.750%, 01/15/20‡	50	49
Alleghany 4.950%, 06/27/22	100	107
American Express 7.000%, 03/19/18	150	166
American Express Credit
2.375%, 03/24/17	200	200
2.250%, 08/15/19	150	150
1.875%, 11/05/18	150	150
American International Group
4.800%, 07/10/45	277	268
3.375%, 08/15/20	150	154
2.300%, 07/16/19	100	99
American Tower
4.700%, 03/15/22‡	150	158
3.400%, 02/15/19‡	100	102
Ameriprise Financial 5.300%, 03/15/20	100	111
Andina de Fomento 4.375%, 06/15/22	100	106
Aon 5.000%, 09/30/20	100	109
Ares Capital 3.875%, 01/15/20	60	61
Asian Development Bank
2.000%, 01/22/25	100	97
1.750%, 03/21/19	100	101
1.625%, 08/26/20	100	99
1.125%, 03/15/17	450	449
0.750%, 07/28/17	100	99
Assurant 4.000%, 03/15/23	74	74
Australia & New Zealand Banking Group New York 1.250%, 01/10/17	250	250
AvalonBay Communities 3.500%, 11/15/24‡	100	100

Description	Face Amount (000)	Value (000)
Banco de Costa Rica 5.250%, 08/12/18 (A)	$540	$541
Banco Nacional de Costa Rica 4.875%, 11/01/18 (A)	350	347
Banco Regional SAECA 8.125%, 01/24/19 (A)	390	397
Bank of America
5.700%, 01/24/22	100	113
4.200%, 08/26/24	165	164
4.100%, 07/24/23	100	103
4.000%, 04/01/24	450	456
3.950%, 04/21/25	100	97
3.875%, 08/01/25	444	451
2.650%, 04/01/19	450	451
2.625%, 10/19/20	2,032	2,007
2.250%, 04/21/20	250	244
2.050%, 12/07/18	3,104	3,095
2.000%, 01/11/18	150	150
1.950%, 05/12/18	1,223	1,216
1.750%, 06/05/18	250	248
1.700%, 08/25/17	140	140
1.250%, 02/14/17	250	250
Bank of Ceylon 6.875%, 05/03/17 (A)	210	211
Bank of China 5.000%, 11/13/24 (A)	440	453
Bank of Georgia 7.750%, 07/05/17	330	341
Bank of Montreal
1.800%, 07/31/18	50	50
1.400%, 04/10/18	200	198
Bank of New York Mellon
3.550%, 09/23/21	100	105
3.000%, 02/24/25	100	98
2.450%, 11/27/20	50	50
2.100%, 08/01/18	200	201
Bank of Nova Scotia
2.800%, 07/21/21	100	100
2.050%, 10/30/18	100	100
1.300%, 07/21/17	100	100
Barclays
3.650%, 03/16/25	200	192
2.875%, 06/08/20	250	250
BB&T 2.450%, 01/15/20	100	101
Berkshire Hathaway 1.900%, 01/31/17	250	252
BioMed Realty 2.625%, 05/01/19‡	50	49
BlackRock 5.000%, 12/10/19	100	111
BMCE Bank 6.250%, 11/27/18	200	206
BNP Paribas
4.250%, 10/15/24	200	198
2.375%, 05/21/20	200	198

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Boston Properties
3.850%, 02/01/23‡	$100	$102
3.700%, 11/15/18‡	100	104
BPCE 1.625%, 02/10/17	250	249
Branch Banking & Trust 1.000%, 04/03/17	250	249
Brixmor Operating Partnership 3.875%, 08/15/22‡	30	30
Camden Property Trust 3.500%, 09/15/24‡	100	98
Capital One 1.650%, 02/05/18	1,737	1,720
Capital One Bank USA 2.150%, 11/21/18	250	248
Capital One Financial
4.200%, 10/29/25	100	99
3.200%, 02/05/25	50	48
2.450%, 04/24/19	100	100
CBL & Associates 5.250%, 12/01/23‡	150	144
Charles Schwab 4.450%, 07/22/20	100	109
Chubb 5.750%, 05/15/18	100	109
Citigroup
4.450%, 09/29/27	308	306
4.400%, 06/10/25	1,088	1,099
3.750%, 06/16/24	100	102
3.500%, 05/15/23	100	98
3.300%, 04/27/25	100	98
2.650%, 10/26/20	100	99
2.500%, 07/29/19	100	100
2.400%, 02/18/20	100	99
2.150%, 07/30/18	70	70
1.800%, 02/05/18	500	498
1.700%, 04/27/18	100	99
Citizens Financial Group 4.300%, 12/03/25	100	101
CME Group 3.000%, 03/15/25	150	147
CNA Financial 5.875%, 08/15/20	100	111
Comerica 2.125%, 05/23/19	50	50
Commonwealth Bank of Australia 2.250%, 03/13/19	250	251
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.875%, 02/08/22	300	316
2.250%, 01/14/20	250	249
Council of Europe Development Bank
1.750%, 11/14/19	100	100
1.125%, 05/31/18	150	149

Description	Face Amount (000)	Value (000)
Credit Suisse Group Funding Guernsey 3.125%, 12/10/20 (A)	$2,520	$2,509
Credit Suisse New York
3.625%, 09/09/24	250	252
1.750%, 01/29/18	250	249
1.700%, 04/27/18	250	248
Crown Castle Holdings 3.849%, 04/15/23	50	49
DDR 3.500%, 01/15/21‡	100	99
Deutsche Bank
6.000%, 09/01/17	100	106
3.700%, 05/30/24	85	85
2.950%, 08/20/20	100	100
1.875%, 02/13/18	250	248
Development Bank of Kazakhstan 4.125%, 12/10/22 (A)	970	853
Digital Realty Trust 3.625%, 10/01/22‡	100	96
Discover Bank 2.000%, 02/21/18	250	248
Duke Realty 3.750%, 12/01/24‡	100	97
ERP Operating 4.625%, 12/15/21‡	200	217
European Bank for Reconstruction & Development 1.500%, 03/16/20	200	198
European Investment Bank
3.250%, 01/29/24	250	266
2.250%, 08/15/22	250	250
2.125%, 10/15/21	100	100
1.875%, 03/15/19	150	151
1.750%, 06/17/19	300	301
1.625%, 12/18/18	2,208	2,186
1.375%, 06/15/20	150	147
1.250%, 05/15/18	150	149
1.125%, 09/15/17	650	648
1.000%, 08/17/17	200	199
0.875%, 04/18/17	250	249
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	207
5.000%, 09/23/21 (A)	620	608
Export-Import Bank of India 4.000%, 01/14/23	270	273
Fifth Third Bancorp 2.875%, 07/27/20	100	100
FMS Wertmanagement AoeR 1.750%, 03/17/20	200	199
Goldman Sachs Group
6.150%, 04/01/18	500	543
5.750%, 01/24/22	300	341
4.750%, 10/21/45	740	735
4.250%, 10/21/25	200	198
4.000%, 03/03/24	200	205

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.750%, 05/22/25	$100	$101
3.625%, 01/22/23	673	681
2.750%, 09/15/20	75	75
2.600%, 04/23/20	100	99
2.550%, 10/23/19	200	200
Hartford Financial Services Group 5.125%, 04/15/22	100	110
HCP 5.375%, 02/01/21‡	200	218
Hospitality Properties Trust 5.000%, 08/15/22‡	100	103
Host Hotels & Resorts 3.750%, 10/15/23‡	100	96
HSBC Finance 6.676%, 01/15/21	100	115
HSBC Holdings 4.000%, 03/30/22	100	105
HSBC USA
2.625%, 09/24/18	150	152
1.500%, 11/13/17	150	149
1.300%, 06/23/17	200	199
Huntington National Bank 2.000%, 06/30/18	250	248
IDBI Bank 4.125%, 04/23/20	410	409
Industrial & Commercial Bank of China
3.231%, 11/13/19	250	254
2.905%, 11/13/20	250	248
ING Bank 2.000%, 11/26/18 (A)	1,309	1,304
Inter-American Development Bank
2.125%, 01/15/25	125	121
1.875%, 06/16/20	300	300
1.750%, 04/14/22	150	147
1.125%, 03/15/17	400	401
1.000%, 07/14/17	100	100
Intercontinental Exchange 4.000%, 10/15/23	150	155
International Bank for Reconstruction & Development
2.500%, 11/25/24	100	101
2.250%, 06/24/21	50	50
2.125%, 02/13/23	100	100
1.875%, 03/15/19	400	397
1.625%, 02/10/22	200	194
1.000%, 11/15/17	500	497
0.875%, 04/17/17	250	250
International Bank of Azerbaijan 5.625%, 06/11/19	400	363
International Finance
1.625%, 07/16/20	100	99
1.250%, 07/16/18	100	100
0.875%, 06/15/18	300	296
Intesa Sanpaolo 5.250%, 01/12/24	250	268

Description	Face Amount (000)	Value (000)
Jefferies Group 6.875%, 04/15/21	$100	$112
JPMorgan Chase
6.000%, 01/15/18	300	324
4.250%, 10/15/20	1,014	1,040
3.900%, 07/15/25	573	591
3.625%, 05/13/24	100	101
3.375%, 05/01/23	200	197
3.125%, 01/23/25	150	146
2.750%, 06/23/20	100	100
2.550%, 10/29/20	991	983
2.250%, 01/23/20	1,587	1,561
1.800%, 01/25/18	250	250
1.700%, 03/01/18	250	249
1.350%, 02/15/17	300	299
KeyCorp 5.100%, 03/24/21	150	164
KFW
2.500%, 11/20/24	150	150
2.125%, 01/17/23	250	247
1.875%, 04/01/19	750	750
1.500%, 04/20/20	350	345
1.000%, 01/26/18	900	892
0.875%, 12/15/17	400	397
Kimco Realty 3.200%, 05/01/21‡	50	50
Landwirtschaftliche Rentenbank
2.375%, 06/10/25	100	99
1.750%, 04/15/19	100	100
1.000%, 04/04/18	200	199
Lazard Group 3.750%, 02/13/25	50	46
Liberty Property 4.125%, 06/15/22‡	100	101
Lloyds Bank
3.500%, 05/14/25	200	201
2.000%, 08/17/18	200	200
Loews 2.625%, 05/15/23	100	95
Magyar Export-Import Bank 4.000%, 01/30/20 (A)	450	453
Manufacturers & Traders Trust 1.400%, 07/25/17	250	249
Marsh & McLennan 2.350%, 09/10/19	75	75
MetLife
3.600%, 04/10/24	150	153
1.903%, 12/15/17	89	89
Metropolitan Life Global Funding I 1.300%, 04/10/17 (A)	2,266	2,265
MFB Magyar Fejlesztesi Bank 6.250%, 10/21/20 (A)	200	220
Moody’s 2.750%, 07/15/19	100	101

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Morgan Stanley
4.875%, 11/01/22	$100	$106
4.750%, 03/22/17	250	259
4.000%, 07/23/25	971	1,000
3.700%, 10/23/24	150	151
2.800%, 06/16/20	100	100
2.650%, 01/27/20	100	100
2.500%, 01/24/19	250	251
2.375%, 07/23/19	550	548
1.875%, 01/05/18	200	200
MUFG Union Bank 2.125%, 06/16/17	250	252
Murray Street Investment Trust I 1.494%, 03/09/17 (C)	150	155
Nasdaq 5.250%, 01/16/18	85	90
National Australia Bank 2.625%, 07/23/20	250	252
National Retail Properties 4.000%, 11/15/25‡	35	34
National Rural Utilities Cooperative Finance 10.375%, 11/01/18	150	183
National Savings Bank 8.875%, 09/18/18 (A)	490	504
Nomura Holdings 2.750%, 03/19/19	150	151
Nordic Investment Bank 1.125%, 03/19/18	200	199
Oesterreichische Kontrollbank
1.125%, 05/29/18	150	149
0.750%, 05/19/17	150	149
PLA Administradora Industrial S de RL 5.250%, 11/10/22‡(A)	200	195
PNC Bank
2.700%, 11/01/22	250	243
2.400%, 10/18/19	250	251
1.800%, 11/05/18	250	249
1.125%, 01/27/17	100	100
Power Sector Assets & Liabilities Management 7.390%, 12/02/24 (A)	330	425
Pricoa Global Funding I 1.900%, 09/21/18 (A)	602	600
Principal Financial Group 3.400%, 05/15/25	100	98
Private Export Funding
3.250%, 06/15/25	100	103
2.250%, 03/15/20	200	203
Prudential Financial
5.625%, 06/15/43 (B)	100	102
5.375%, 05/15/45 (B)	100	100
Realty Income 3.250%, 10/15/22‡	100	97

Description	Face Amount (000)(1)		Value (000)
Royal Bank of Canada
2.200%, 07/27/18		150	$151
2.150%, 03/15/19		200	201
2.000%, 12/10/18		3,535	3,532
Santander Holdings USA 2.650%, 04/17/20		100	98
Santander UK Group Holdings 5.625%, 09/15/45 (A)		537	536
Senior Housing Properties Trust 3.250%, 05/01/19‡		150	149
Simon Property Group
3.375%, 10/01/24‡		125	126
2.200%, 02/01/19‡		150	151
Societe Generale 5.625%, 11/24/45 (A)		585	561
Standard Chartered Bank 7.280%, 06/05/19 (A)	(INR)	25,000	374
Sumitomo Mitsui Banking
3.650%, 07/23/25		250	252
1.950%, 07/23/18		250	249
SunTrust Banks
3.500%, 01/20/17		100	102
2.500%, 05/01/19		50	50
Svensk Exportkredit 1.875%, 06/17/19		200	200
Svenska Handelsbanken 1.625%, 03/21/18		250	249
Synchrony Financial
4.500%, 07/23/25		100	100
3.000%, 08/15/19		100	100
TIAA Asset Management Finance
4.125%, 11/01/24 (A)		184	185
2.950%, 11/01/19 (A)		532	533
Toronto-Dominion Bank
2.500%, 12/14/20		2,332	2,331
2.125%, 07/02/19		100	100
1.950%, 04/02/20 (A)		473	465
1.625%, 03/13/18		150	150
Travelers 3.900%, 11/01/20		100	106
Turkiye Vakiflar Bankasi Tao 5.000%, 10/31/18 (A)		320	323
UBS
2.350%, 03/26/20		250	250
1.375%, 06/01/17		1,584	1,576
UDR
4.625%, 01/10/22‡		1,239	1,321
4.000%, 10/01/25‡		50	50
Unum Group 4.000%, 03/15/24		50	50
US Bancorp
2.950%, 07/15/22		300	298
1.950%, 11/15/18		100	101

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Ventas Realty
3.750%, 05/01/24‡	$50	$49
2.700%, 04/01/20‡	100	99
Vornado Realty 2.500%, 06/30/19‡	100	99
Voya Financial 2.900%, 02/15/18	100	101
WEA Finance 3.250%, 10/05/20 (A)	2,054	2,062
Wells Fargo
5.625%, 12/11/17	500	536
4.900%, 11/17/45	804	811
3.550%, 09/29/25	100	101
3.300%, 09/09/24	100	100
3.000%, 01/22/21	200	198
2.600%, 07/22/20	250	249
2.550%, 12/07/20	2,290	2,279
Welltower 5.250%, 01/15/22‡	100	108
Westpac Banking
4.875%, 11/19/19	200	218
2.600%, 11/23/20	2,037	2,045
2.250%, 01/17/19	100	100
Weyerhaeuser 4.625%, 09/15/23‡	100	104
WP Carey 4.600%, 04/01/24‡	50	50
XLIT 5.750%, 10/01/21	74	82

		93,917

Health Care — 2.3%
Abbott Laboratories 2.550%, 03/15/22	150	149
AbbVie
4.500%, 05/14/35	1,035	1,014
3.200%, 11/06/22	250	246
1.800%, 05/14/18	1,799	1,791
1.750%, 11/06/17	200	199
Actavis 1.875%, 10/01/17	100	100
Actavis Funding
4.550%, 03/15/35	247	240
3.800%, 03/15/25	190	189
3.450%, 03/15/22	150	150
3.000%, 03/12/20	1,309	1,308
2.350%, 03/12/18	80	80
Aetna 2.750%, 11/15/22	150	146
AmerisourceBergen 3.400%, 05/15/24	100	98
Amgen
5.700%, 02/01/19	250	276
4.400%, 05/01/45	89	82
3.125%, 05/01/25	100	95

Description	Face Amount (000)	Value (000)
Anthem 3.300%, 01/15/23	$200	$194
AstraZeneca
3.375%, 11/16/25	1,146	1,138
2.375%, 11/16/20	2,390	2,373
1.950%, 09/18/19	100	99
Baxalta 3.600%, 06/23/22 (A)	100	100
Becton Dickinson
3.875%, 05/15/24	100	101
3.734%, 12/15/24	150	151
1.800%, 12/15/17	100	100
Biogen 3.625%, 09/15/22	100	101
Boston Scientific 2.850%, 05/15/20	100	99
Bristol-Myers Squibb 2.000%, 08/01/22	100	97
Cardinal Health 3.200%, 03/15/23	100	99
Celgene
3.875%, 08/15/25	100	100
2.250%, 05/15/19	100	99
2.125%, 08/15/18	200	200
Cigna 4.000%, 02/15/22	100	103
City of Hope 5.623%, 11/15/43	465	519
Covidien International Finance 6.000%, 10/15/17	100	108
Eli Lilly 1.250%, 03/01/18	100	100
Express Scripts Holding
3.900%, 02/15/22	150	154
1.250%, 06/02/17	55	55
Gilead Sciences
4.750%, 03/01/46	899	910
3.500%, 02/01/25	100	101
2.550%, 09/01/20	200	200
2.350%, 02/01/20	20	20
1.850%, 09/04/18	20	20
GlaxoSmithKline Capital
2.850%, 05/08/22	100	101
2.800%, 03/18/23	125	124
Howard Hughes Medical Institute 3.500%, 09/01/23	150	155
Johnson & Johnson 2.450%, 12/05/21	100	101
Laboratory Corp of America Holdings 2.625%, 02/01/20	100	99
McKesson
2.284%, 03/15/19	100	99
1.292%, 03/10/17	100	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Medtronic
4.625%, 03/15/45	$399	$411
4.375%, 03/15/35	772	780
3.500%, 03/15/25	100	101
2.750%, 04/01/23	200	195
2.500%, 03/15/20	150	151
1.375%, 04/01/18	75	75
Merck
2.750%, 02/10/25	200	195
1.850%, 02/10/20	150	149
Novartis Capital
3.400%, 05/06/24	100	103
3.000%, 11/20/25	50	50
Novartis Securities Investment 5.125%, 02/10/19	100	110
NYU Hospitals Center 5.750%, 07/01/43	288	329
Perrigo 4.000%, 11/15/23	200	195
Pfizer
5.200%, 08/12/20	100	112
3.000%, 06/15/23	100	101
1.500%, 06/15/18	100	100
1.100%, 05/15/17	100	100
Quest Diagnostics 2.500%, 03/30/20	150	148
Roche Holdings 3.000%, 11/10/25 (A)	1,454	1,440
Sanofi 1.250%, 04/10/18	125	124
St. Jude Medical 2.800%, 09/15/20	150	150
Stryker 3.375%, 11/01/25	50	49
Teva Pharmaceutical Finance 2.950%, 12/18/22	150	144
Thermo Fisher Scientific
3.600%, 08/15/21	100	101
2.400%, 02/01/19	150	150
UnitedHealth Group
4.750%, 07/15/45	708	746
3.750%, 07/15/25	50	52
2.875%, 03/15/22	100	100
2.700%, 07/15/20	130	131
2.300%, 12/15/19	50	50
1.900%, 07/16/18	60	60
Zimmer Biomet Holdings 3.150%, 04/01/22	200	197
Zoetis 3.250%, 02/01/23	50	48

		21,230

Industrials — 2.6%
3M 1.625%, 06/15/19	100	100

Description	Face Amount (000)	Value (000)
ABB Finance USA 2.875%, 05/08/22	$150	$148
Air Lease 3.375%, 01/15/19	150	151
American Airlines Pass-Through Trust 4.950%, 01/15/23	174	183
BAE Systems Holdings
3.850%, 12/15/25 (A)	1,060	1,049
2.850%, 12/15/20 (A)	839	837
Boeing 2.350%, 10/30/21	150	149
Burlington Northern Santa Fe
5.650%, 05/01/17	100	105
5.150%, 09/01/43	1,168	1,232
3.050%, 03/15/22	100	100
Canadian National Railway 5.550%, 03/01/19	100	110
Canadian Pacific Railway
6.125%, 09/15/15	414	420
2.900%, 02/01/25	100	94
Caterpillar
3.900%, 05/27/21	50	53
3.400%, 05/15/24	100	101
Caterpillar Financial Services 1.000%, 03/03/17	300	299
CSX 7.375%, 02/01/19	100	115
Danaher
3.350%, 09/15/25	30	30
1.650%, 09/15/18	120	120
Deere 2.600%, 06/08/22	150	148
Dover 4.300%, 03/01/21	100	108
DP World 6.850%, 07/02/37 (A)	440	432
Eaton 2.750%, 11/02/22	200	194
Emerson Electric 2.625%, 02/15/23	100	98
Eskom Holdings 5.750%, 01/26/21 (A)	650	566
FedEx 3.200%, 02/01/25	100	97
GATX 2.500%, 07/30/19	150	148
GE Capital International Funding 2.342%, 11/15/20 (A)	1,782	1,767
General Dynamics 2.250%, 11/15/22	100	96
General Electric 5.250%, 12/06/17	375	400

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)(1)		Value (000)
General Electric Capital
4.650%, 10/17/21		150	$166
3.450%, 05/15/24		100	103
2.900%, 01/09/17		150	153
Georgian Railway 7.750%, 07/11/22 (A)		900	911
Honeywell International 4.250%, 03/01/21		125	137
Illinois Tool Works 1.950%, 03/01/19		100	100
Ingersoll-Rand Global Holding 4.250%, 06/15/23		100	103
John Deere Capital
3.350%, 06/12/24		100	102
2.800%, 03/04/21		100	100
1.350%, 01/16/18		100	99
Kazakhstan Temir Zholy Finance 6.375%, 10/06/20 (A)		730	718
Koninklijke Philips 5.750%, 03/11/18		100	107
L-3 Communications 5.200%, 10/15/19		125	132
Lockheed Martin
4.700%, 05/15/46		200	205
3.550%, 01/15/26		1,487	1,492
2.900%, 03/01/25		100	96
2.500%, 11/23/20		1,758	1,748
Norfolk Southern 3.250%, 12/01/21		100	100
Northrop Grumman 3.250%, 08/01/23		50	50
Owens Corning 4.200%, 12/01/24		100	97
PACCAR Financial 1.400%, 11/17/17		55	55
Parker-Hannifin 3.300%, 11/21/24		150	151
Pentair Finance 3.625%, 09/15/20		100	100
Pitney Bowes 4.625%, 03/15/24		100	98
Precision Castparts 2.500%, 01/15/23		150	145
Raytheon 2.500%, 12/15/22		150	147
Red de Carreteras de Occidente 9.000%, 06/10/28 (A)	(MXN)	6,100	340
Republic Services 3.550%, 06/01/22		150	153
Roper Technologies 2.050%, 10/01/18		100	99
Ryder System 2.550%, 06/01/19		95	94

Description	Face Amount (000)	Value (000)
Siemens Financieringsmaatschappij 1.450%, 05/25/18 (A)	$1,259	$1,249
Southwest Airlines 2.750%, 11/06/19	50	50
Stanley Black & Decker 2.900%, 11/01/22	100	98
Union Pacific
4.375%, 11/15/65	394	365
3.646%, 02/15/24	100	104
3.250%, 08/15/25	100	102
United Parcel Service
5.125%, 04/01/19	100	110
3.125%, 01/15/21	45	47
United Technologies
3.100%, 06/01/22	100	102
1.800%, 06/01/17	150	151
1.550%, 05/04/18 (C)	3,974	3,934
Verisk Analytics 4.000%, 06/15/25	50	49
Waste Management 3.500%, 05/15/24	100	101

		24,013

Information Technology — 1.6%
Alibaba Group Holding 2.500%, 11/28/19	250	244
Amphenol 1.550%, 09/15/17	100	100
Apple
3.450%, 05/06/24	100	104
2.700%, 05/13/22	200	200
2.400%, 05/03/23	200	195
2.100%, 05/06/19	150	152
1.000%, 05/03/18	100	99
Applied Materials 2.625%, 10/01/20	50	50
Arrow Electronics 3.500%, 04/01/22	100	96
Automatic Data Processing 2.250%, 09/15/20	50	50
Baidu
4.125%, 06/30/25	310	307
3.250%, 08/06/18	200	203
Broadcom 3.500%, 08/01/24	40	40
Cisco Systems
4.950%, 02/15/19	100	109
4.450%, 01/15/20	200	218
3.500%, 06/15/25	50	51
Corning 1.500%, 05/08/18	100	98
eBay 2.875%, 08/01/21	150	148

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
EMC 3.375%, 06/01/23	$100	$81
Fidelity National Information Services
5.000%, 10/15/25	100	103
3.500%, 04/15/23	150	143
Fiserv 2.700%, 06/01/20	100	99
Google 3.375%, 02/25/24	100	105
Harris 2.700%, 04/27/20	35	34
Hewlett Packard Enterprise
4.900%, 10/15/25 (A)	1,504	1,475
3.600%, 10/15/20 (A)	150	150
2.850%, 10/05/18 (A)	100	100
HP
4.650%, 12/09/21	100	100
2.750%, 01/14/19	200	200
Intel
3.700%, 07/29/25	25	26
3.300%, 10/01/21	100	103
2.700%, 12/15/22	100	99
2.450%, 07/29/20	60	61
International Business Machines
3.625%, 02/12/24	100	103
2.875%, 11/09/22	2,757	2,736
1.875%, 08/01/22	150	142
1.625%, 05/15/20	150	146
1.125%, 02/06/18	100	99
Juniper Networks 4.500%, 03/15/24	50	50
Keysight Technologies 3.300%, 10/30/19	100	98
KLA-Tencor 3.375%, 11/01/19	150	152
Microsoft
4.450%, 11/03/45	875	902
4.200%, 11/03/35	541	553
4.000%, 02/08/21	150	163
3.625%, 12/15/23	100	105
2.375%, 02/12/22	200	198
1.625%, 12/06/18	150	151
Motorola Solutions 3.500%, 09/01/21	100	94
NetApp 3.375%, 06/15/21	50	49
Oracle
2.950%, 05/15/25	100	98
2.500%, 05/15/22	150	147
2.375%, 01/15/19	150	152
2.250%, 10/08/19	200	202
1.200%, 10/15/17	150	150
QUALCOMM
3.000%, 05/20/22	100	99
1.400%, 05/18/18	100	99

Description	Face Amount (000)	Value (000)
Seagate HDD Cayman 4.750%, 01/01/25	$100	$83
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/22	50	51
Texas Instruments 1.000%, 05/01/18	100	99
Tyco Electronics Group 2.350%, 08/01/19	50	50
Visa
4.300%, 12/14/45	929	943
4.150%, 12/14/35	342	345
3.150%, 12/14/25	100	100
2.800%, 12/14/22	100	100
2.200%, 12/14/20	100	100
Western Union 2.875%, 12/10/17	100	101
Xerox 4.500%, 05/15/21	150	152
Xilinx 2.125%, 03/15/19	50	50

		14,205

Materials — 0.8%
Air Products & Chemicals 3.350%, 07/31/24	100	100
Airgas 3.650%, 07/15/24	100	99
Alcoa 6.150%, 08/15/20	1,074	1,109
Barrick 4.100%, 05/01/23	32	27
Barrick PD Australia Finance Property 5.950%, 10/15/39	794	542
BHP Billiton Finance USA
6.500%, 04/01/19	125	137
1.625%, 02/24/17	100	100
Cemex Finance 9.375%, 10/12/22 (A)	330	347
CF Industries 7.125%, 05/01/20	100	113
Dow Chemical 8.550%, 05/15/19	225	265
DuPont (E.I.) De Nemours
4.625%, 01/15/20	100	105
2.800%, 02/15/23	100	95
Eastman Chemical 2.400%, 06/01/17	100	101
Freeport-McMoRan
3.550%, 03/01/22	150	87
2.375%, 03/15/18	150	117
Goldcorp 3.700%, 03/15/23	50	46

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
International Paper 7.950%, 06/15/18	$125	$142
LyondellBasell Industries 5.000%, 04/15/19	250	266
Mexichem 5.875%, 09/17/44 (A)	260	218
Monsanto 2.125%, 07/15/19	100	100
Nacional del Cobre de Chile
4.875%, 11/04/44 (A)	392	313
4.500%, 09/16/25 (A)	310	292
3.875%, 11/03/21 (A)	340	327
3.000%, 07/17/22 (A)	200	180
Newmont Mining 3.500%, 03/15/22	100	89
OCP 5.625%, 04/25/24 (A)	410	416
Packaging Corp of America 3.650%, 09/15/24	100	97
Potash Corp of Saskatchewan 3.625%, 03/15/24	100	97
PPG Industries 2.300%, 11/15/19	100	99
Praxair 3.000%, 09/01/21	150	152
Rio Tinto Finance USA
3.750%, 06/15/25	100	91
2.250%, 12/14/18	243	237
1.625%, 08/21/17	100	98
Sherwin-Williams 3.450%, 08/01/25	100	101
Southern Copper 3.875%, 04/23/25	30	27
Vale Overseas
6.250%, 01/23/17	310	310
4.375%, 01/11/22	250	189
WestRock RKT 4.450%, 03/01/19	100	104

		7,335

Telecommunication Services — 1.0%
America Movil 5.000%, 03/30/20	200	217
AT&T
4.500%, 05/15/35	346	320
4.300%, 12/15/42	385	329
3.400%, 05/15/25	150	144
3.000%, 06/30/22	195	190
2.625%, 12/01/22	125	118
2.450%, 06/30/20	250	246
1.600%, 02/15/17	200	201
1.400%, 12/01/17	100	100
CCO Safari II
6.384%, 10/23/35 (A)	539	544
4.464%, 07/23/22 (A)	100	100
3.579%, 07/23/20 (A)	1,221	1,214

Description	Face Amount (000)	Value (000)
Deutsche Telekom International Finance 6.750%, 08/20/18	$100	$112
Digicel Group 7.125%, 04/01/22 (A)	200	150
Eileme 2 11.625%, 01/31/20 (A)	400	424
Ooredoo International Finance 3.875%, 01/31/28 (A)	458	434
Orange 4.125%, 09/14/21	100	106
RELX Capital 3.125%, 10/15/22	100	97
Rogers Communications 6.800%, 08/15/18	50	56
Telefonica Emisiones 3.192%, 04/27/18	250	255
Thomson Reuters 6.500%, 07/15/18	100	110
Verizon Communications
5.150%, 09/15/23	375	412
4.672%, 03/15/55	357	310
4.522%, 09/15/48	667	596
4.500%, 09/15/20	250	269
4.272%, 01/15/36	1,398	1,262
3.650%, 09/14/18	150	157
2.625%, 02/21/20	200	201
1.350%, 06/09/17	100	100
VimpelCom Holdings 7.504%, 03/01/22 (A)	450	450
Vodafone Group
2.950%, 02/19/23	150	141
1.500%, 02/19/18	150	148

		9,513

Utilities — 3.0%
Abengoa Transmision 6.875%, 04/30/43 (A)	250	259
American Electric Power 1.650%, 12/15/17	150	149
Arizona Public Service 3.150%, 05/15/25	50	50
Berkshire Hathaway Energy
3.750%, 11/15/23	100	102
1.100%, 05/15/17	150	149
CenterPoint Energy Houston Electric 2.250%, 08/01/22	100	96
CMS Energy 6.250%, 02/01/20	100	113
Comision Federal de Electricidad
6.125%, 06/16/45 (A)	675	619
4.875%, 01/15/24 (A)	215	212

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Consolidated Edison Company of New York 5.850%, 04/01/18	$100	$108
Dominion Gas Holdings
4.600%, 12/15/44	141	131
2.800%, 11/15/20	150	150
2.500%, 12/15/19	464	464
Dominion Resources 1.900%, 06/15/18	1,148	1,137
DTE Energy 2.400%, 12/01/19	100	100
Duke Energy
5.050%, 09/15/19	200	218
3.950%, 10/15/23	150	154
2.100%, 06/15/18	50	50
Empresa Nacional de Electricidad 4.250%, 04/15/24	50	49
Entergy
5.125%, 09/15/20	100	107
4.000%, 07/15/22	50	51
Exelon
5.625%, 06/15/35	183	195
2.850%, 06/15/20	200	199
1.550%, 06/09/17	778	775
FirstEnergy Transmission 5.450%, 07/15/44 (A)	654	659
Florida Power & Light 3.125%, 12/01/25	1,065	1,067
ITC Holdings
5.300%, 07/01/43	657	673
3.650%, 06/15/24	25	24
Jersey Central Power & Light 4.300%, 01/15/26 (A)	972	978
Kansas City Power & Light 3.650%, 08/15/25	100	101
Majapahit Holding BV 7.750%, 01/20/20 (A)	190	213
Metropolitan Edison 7.700%, 01/15/19	100	114
MidAmerican Energy 4.250%, 05/01/46	444	439
NextEra Energy Capital Holdings
2.700%, 09/15/19	1,402	1,396
2.056%, 09/01/17	1,418	1,419
1.586%, 06/01/17	1,254	1,250
NiSource Finance 6.400%, 03/15/18	105	114
Northern States Power
2.600%, 05/15/23	100	98
2.200%, 08/15/20	50	49
NSTAR Electric 2.375%, 10/15/22	100	96
Oncor Electric Delivery
7.000%, 09/01/22	100	120
4.550%, 12/01/41	820	786

Description	Face Amount (000)	Value (000)
ONE Gas 2.070%, 02/01/19	$74	$74
Pacific Gas & Electric 3.500%, 10/01/20	1,020	1,036
PECO Energy 3.150%, 10/15/25	100	100
Perusahaan Gas Negara Persero 5.125%, 05/16/24 (A)	450	430
PPL Capital Funding 3.500%, 12/01/22	150	151
Progress Energy 7.750%, 03/01/31	946	1,219
Public Service Electric & Gas
3.050%, 11/15/24	25	25
2.300%, 09/15/18	100	101
Puget Energy 6.500%, 12/15/20	100	115
Sempra Energy
9.800%, 02/15/19	3,339	4,041
3.750%, 11/15/25	100	100
3.550%, 06/15/24	100	99
Southern
2.750%, 06/15/20	100	99
2.150%, 09/01/19	877	860
1.300%, 08/15/17	1,071	1,061
Southern California Edison 3.500%, 10/01/23	150	155
Southern Power
5.250%, 07/15/43	380	362
1.850%, 12/01/17	470	470
TransAlta 1.900%, 06/03/17	31	30
Union Electric 3.500%, 04/15/24	150	154
Virginia Electric & Power 3.100%, 05/15/25	100	99
WEC Energy Group
6.250%, 05/15/67 (B)	100	75
1.650%, 06/15/18	789	782
Wisconsin Public Service 1.650%, 12/04/18	30	30
Xcel Energy 1.200%, 06/01/17	1,015	1,010

		27,911

Total Corporate Obligations (Cost $275,741) (000)		270,274

U.S. TREASURY OBLIGATIONS — 29.2%
U.S. Treasury Bonds
4.750%, 02/15/37-02/15/37	5,302	7,030
3.000%, 05/15/45-05/15/45	5,641	5,615
2.875%, 08/15/45-08/15/45	6,291	6,110

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Notes
8.000%, 11/15/21-11/15/21	$1,000	$1,335
3.625%, 02/15/20-02/15/21	4,600	4,982
3.375%, 11/15/19-11/15/19	2,000	2,136
2.750%, 11/15/23-02/15/24	2,850	2,971
2.625%, 08/15/20-11/15/20	3,800	3,948
2.500%, 08/15/23-05/15/24	3,925	4,017
2.375%, 08/15/24-08/15/24	2,150	2,172
2.250%, 04/30/21-11/15/25	9,127	9,164
2.125%, 08/15/21-05/15/25	7,175	7,211
2.000%, 09/30/20-08/15/25	23,014	22,793
1.875%, 05/31/22-10/31/22	3,780	3,738
1.750%, 09/30/19-05/15/23	15,800	15,631
1.625%, 06/30/19-11/15/22	24,671	24,590
1.500%, 08/31/18-05/31/20	4,750	4,746
1.375%, 06/30/18-10/31/20	47,720	47,128
1.250%, 11/15/18-02/29/20	9,910	9,826
1.000%, 03/15/18-09/30/19	11,965	11,882
0.875%, 02/28/17-10/15/18	38,817	38,596
0.750%, 03/15/17-12/31/17	10,332	10,291
0.625%, 05/31/17-11/30/17	17,600	17,491
0.500%, 07/31/17-07/31/17	4,900	4,863

Total U.S. Treasury Obligations (Cost $269,687) (000)		268,266

MORTGAGE-BACKED SECURITIES — 16.7%
Agency Mortgage-Backed Obligations — 14.9%
FHLMC
4.500%, 07/01/40-09/01/43	4,421	4,821
4.000%, 01/15/41-09/01/45	5,678	6,004
3.500%, 01/01/41-01/01/41	8,145	8,384
3.000%, 01/01/27-08/01/43	7,369	7,427
FHLMC Multifamily Structured Pass-Through Certificates, Ser K050, Cl A2
3.334%, 08/25/25-08/25/25 (B)	519	531
3.284%, 06/25/25-06/25/25 (B)	422	432
3.241%, 09/25/24-09/25/24	523	535
3.010%, 07/25/25-07/25/25	328	329
FNMA
5.500%, 07/01/34-08/01/37	2,769	3,116
4.500%, 05/01/39-10/01/42	5,151	5,601
4.000%, 11/15/34-12/01/45	20,303	21,530
3.500%, 10/01/30-11/01/45	25,622	26,500
3.000%, 01/16/26-01/15/43	14,700	14,842
2.500%, 01/01/26-01/01/26	6,320	6,370
GNMA
4.500%, 08/20/45-08/20/45	4,001	4,306
4.000%, 08/20/45-10/20/45	6,786	7,214
3.500%, 01/15/41-01/15/41	11,610	12,079
3.000%, 01/15/43-01/15/43	6,970	7,064

		137,085

Non-Agency Mortgage-Backed Obligations — 1.8%
Alternative Loan Trust, Ser 2003-20CB, Cl 2A1 5.750%, 10/25/33-10/25/33	101	105

Description	Face Amount (000)	Value (000)
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A3
5.369%, 10/10/45-10/10/45	$70	$70
3.705%, 09/15/48-09/15/48	230	235
Banc of America Funding, Ser 2005-4, Cl 1A3 5.500%, 08/25/35-08/25/35	61	62
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4 3.818%, 11/10/48-11/10/48	373	382
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 1A1 0.421%, 06/25/47-06/25/47 (A)(B)	551	510
Commercial Mortgage Pass-Through Trust, Ser 2012-9W57, Cl A 2.365%, 02/10/29-02/10/29 (A)	2,126	2,140
Commercial Mortgage Trust, Ser 2013-CR11, Cl A3 3.983%, 10/10/46-10/10/46	610	644
3.774%, 10/10/53-10/10/53	480	489
3.630%, 10/10/48-10/10/48	262	264
3.620%, 07/10/50-07/10/50	283	286
3.178%, 02/10/35-02/10/35 (A)	325	319
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4 3.808%, 11/15/48-11/15/48	469	481
3.504%, 06/15/57-06/15/57	108	109
CSMC Trust, Ser 2014-USA, Cl A2 3.953%, 09/15/37-09/15/37 (A)	264	271
Fosse Master Issuer, Ser 2015-1A, Cl A2 0.615%, 10/18/54-10/18/54 (A)(B)	807	805
GS Mortgage Securities Trust, Ser 2015-590M, Cl A 3.621%, 10/10/35-10/10/35 (A)	397	402
2.933%, 06/05/31-06/05/31 (A)	1,116	1,130
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35-02/25/35	160	162
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A 2.757%, 05/19/34-05/19/34 (B)	70	70
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5 3.822%, 07/15/48-07/15/48	386	397
3.598%, 11/15/48-11/15/48	281	283

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1 2.812%, 06/25/35-06/25/35 (B)	$191	$193
2.710%, 02/25/35-02/25/35 (B)	404	403
2.377%, 04/25/35-04/25/35 (B)	91	88
2.104%, 11/25/33-11/25/33 (B)	276	268
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A2 5.300%, 11/15/38-11/15/38	233	235
MLCC Mortgage Investors, Ser 2006-2, Cl 2A 2.218%, 05/25/36-05/25/36 (B)	469	465
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A4 3.787%, 01/15/47-01/15/47	218	228
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A4 3.809%, 12/15/48-12/15/48	282	287
3.350%, 07/13/29-07/13/29 (A)	646	658
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 1A1A 2.547%, 10/25/35-10/25/35 (B)	365	358
RALI Series Trust, Ser 2003-QS7, Cl A2 4.750%, 04/25/33-04/25/33	244	247
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A 3.834%, 01/13/32-01/13/32 (A)(B)	522	541
Silverstone Master Issuer, Ser 2015-1A, Cl 2A2 0.867%, 01/21/70-01/21/70 (A)(B)	833	830
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A 2.444%, 06/25/34-06/25/34 (B)	531	516
Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4 3.809%, 12/15/48-12/15/48	286	293
3.789%, 12/15/47-12/15/47	298	305
3.617%, 09/15/57-09/15/57	166	167
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A2 2.738%, 06/25/35-06/25/35 (B)	492	500
2.735%, 10/25/33-10/25/33 (B)	844	848

		17,046

Total Mortgage-Backed Securities (Cost $154,540) (000)		154,131

Description	Face Amount (000)	Value (000)
LOAN PARTICIPATIONS — 9.1%
Aerospace/Defense — 0.0%
Transdigm Inc., Tranche D Term Loan 0.048%, 08/14/20	$148	$144

Automotive — 0.4%
Allison Transmission, Inc., Term B-3 Loan 0.045%, 08/12/22	980	973
FCA US LLC (fka Chrysler Group LLC), Tranche B Term Loan 0.025%, 04/17/18	270	267
Federal-Mogul Corporation, Tranche C Term Loan 0.060%, 11/02/20	321	281
Gates Global LLC, Initial Dollar Term Loan 0.080%, 04/02/21	618	579
Horizon Global Corporation, Term B Loan 0.060%, 08/04/19	49	48
MPG Holdco I Inc., Tranche B-1 Term Loan 0.038%, 06/30/21	196	192
Tower Automotive Holdings USA, LLC, Initial Term Loan 0.035%, 06/23/22	927	885
Trinseo Materials Operating S.C.A. (Trinseo Materials Finance, Inc.), Term B Loan 0.040%, 04/10/20	224	220
Visteon Corporation, Delayed Draw Term B Loan 3.500%, 04/09/21	58	58

		3,503

Building Materials — 0.1%
Headwaters Incorporated, Term Loan 0.095%, 08/18/23	25	25
Quikrete Holdings, Inc., Initial Loan (First Lien) 0.040%, 08/27/21	476	470
Summit Materials, LLC, Restatement Effective Date Term Loan 0.030%, 10/14/21	75	73
Tecomet Inc., Term Loan 5.750%, 11/25/21	99	89
VAT Lux II S.a.r.l. (fka Virtuoso Lux II S.a.r.l.) (aka Virtuoso US LLC), Term Loan 0.043%, 03/17/22	39	38

		695

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Chemicals — 0.6%
Aruba Investments, Inc., Term B-1 Loan 0.040%, 12/17/19	$17	$16
AZ Chem US Inc., Initial Term Loan (First Lien) 0.084%, 07/31/19	312	310
Berry Plastics Corporation, Term D Loan 0.060%, 11/03/21	980	960
Berry Plastics Corporation, Term F Loan 0.053%, 02/12/21	122	120
ColourOz Investment 1 GmbH, Term C Loan 4.500%, 09/03/21	14	14
ColourOz Investment 2 LLC, Term B-2 Loan 4.500%, 05/03/21	85	83
Entegris, Inc., Tranche B Term Loan 0.078%, 08/01/22	17	17
Gemini HDPE LLC, Term B Loan 0.043%, 02/21/18	148	146
Ineos US Finance LLC, Term Loan 0.045%, 08/03/22	888	862
MacDermid Incorporated (Platform Specialty Products Corporation), Tranche B-3 Term Loan 0.083%, 02/25/21	50	48
MacDermid Incorporated, Tranche B Term Loan
4.500%, 06/07/20	55	53
0.063%, 04/24/17	441	427
MacDermid Incorporated, Tranche B-2 Term Loan 0.005%, 04/24/17	50	48
Minerals Technologies Inc., Term B-1 Loan 0.035%, 03/19/21	110	109
NVLX Acquisition, LLC, Term Loan (First Lien) 0.038%, 03/31/21	124	123
PolyOne Corporation, Term B Loan 3.750%, 11/11/22	50	50
PQ Corporation, 2014 Term Loan 0.045%, 01/15/20	550	545
SIG Combibloc Holdings S.C.A. (fka Onex Wizard Acquisition Company II S.C.A.), Initial Dollar Term Loan 0.005%, 07/08/19	397	390

Description	Face Amount (000)	Value (000)
Signode Industrial Group Lux S.A. (Signode Industrial Group US Inc.), Initial Term B Loan 0.088%, 02/28/19	$332	$320
Solenis International L.P., Term Loan 4.250%, 06/02/21	494	472
The Chemours Company, Tranche B Term Loan 0.065%, 03/19/21	100	91
TI Group Automotive Systems, L.L.C., Initial US Term Loan 0.048%, 12/10/20	125	122
Univar USA Inc., Initial Dollar Term Loan 0.018%, 05/27/20	324	313

		5,639

Computers & Electronics — 1.2%
Answers Corporation, Term Loan 6.250%, 10/01/21	248	166
Ascend Learning, LLC, Term Loan (First Lien) 0.095%, 04/14/22	172	170
Avago 2/16 Cov-Lite Delayed Draw, Term B-1 Loan (First Lien) 0.038%, 02/01/23 (H)	900	891
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.A R.L.), Term Loan 0.078%, 10/09/21	1,122	1,118
Campaign Monitor Finance Property Limited (CM Delaware LLC), Term Loan 0.015%, 03/01/17	49	47
CompuCom Systems, Inc., Term Loan 0.001%, 05/15/20	235	148
Dell International LLC, Term B-2 Loan 0.063%, 12/19/17	597	592
Deltek, Inc., Term Loan (First Lien) 0.010%, 08/16/21	220	218
EIG Investors Corp., Term Loan 0.040%, 04/23/20	595	578
Evergreen Skills Lux S.À R.L., Initial Term Loan 0.040%, 11/23/18	198	152
First Data Corporation, 2018 New Dollar Term Loan 0.105%, 01/22/21	75	74
Global Healthcare Exchange LLC, Term B Loan 5.500%, 08/15/22	100	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Go Daddy Operating Company, LLC, Initial Term Loan 0.100%, 11/22/20	$517	$513
Hyland Software, Inc., Initial Term Loan 0.050%, 12/10/21	591	581
Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-5 Term Loan 0.033%, 04/19/19	961	900
ION Trading Technologies S.A.R.L., Tranche B-1 Dollar Term Loan (First Lien) 0.077%, 07/30/19	138	133
Italics Merger Sub Inc., Term Loan 0.033%, 04/19/19	224	216
Kronos Incorporated, Incremental Term Loan 0.050%, 06/20/19	296	291
Lattice Semiconductor Corporation, Term B Loan 5.250%, 03/05/21	50	46
MA Financeco., LLC, Initial Tranche B Term Loan 0.063%, 04/24/17	197	195
MA Financeco., LLC, Initial Tranche C Term Loan 0.063%, 04/24/17	95	94
Magic Newco, LLC, USD Term Loan 0.055%, 11/13/20	490	489
MH Sub I, LLC (Micro Holding Corp.), Initial Term Loan (First Lien) 0.045%, 06/07/20	124	119
Microsemi 12/15, Term B Loan (First Lien) 0.033%, 01/15/23 (H)	150	145
NXP B.V. (NXP Funding LLC), Tranche B Loan 0.045%, 05/21/20	175	174
Onex Carestream Finance LP, Term Loan (First Lien 2013) 0.048%, 05/21/21	460	411
Red Prairie Crown Parent, LLC, New Term Loan (First Lien) 0.093%, 02/02/23	394	349
Renaissance Learning, Inc., Term Loan 4.500%, 04/09/21	298	284
Spectrum Brands, Inc., Term Loan 0.005%, 02/25/20	190	189
SS&C European Holdings, S.a.r.l, Term B-2 Loan 0.060%, 10/18/20	28	28

Description	Face Amount (000)	Value (000)
SS&C Technologies, Inc., Term B-1 Loan 0.055%, 06/30/18	$193	$191
SunEdison Semiconductor B.V., Term Loan 6.500%, 05/27/19	180	178
Sybil Finance B.V., Term B Loan 4.250%, 03/20/20	219	217
Vertafore, Inc., Term Loan 2013 0.065%, 03/16/22	937	926
Wall Street Systems Delaware, Inc., Term Loan 0.065%, 12/04/20	468	459

		11,381

Consumer Nondurables — 0.2%
Coty Inc., Term B Loan 0.078%, 01/03/20	100	99
Galleria Co., Term B Loan 0.000%, 10/21/22 (E)	175	173
KIK Custom Products Inc., Term Loan 0.040%, 03/05/21	150	145
NM Z Parent Inc. (aka Zep Inc.), Initial Term Loan 0.085%, 10/11/21	249	247
Revlon Consumer Products Corporation, Acquisition Facility 4.000%, 10/08/19	962	956

		1,620

Educational Services — 0.1%
Education Management II LLC, Tranche A Term Loan 0.043%, 11/04/21 (D)	129	59
Education Management II LLC, Tranche B Term Loan 0.043%, 11/04/21 (D)	226	56
Laureate Education, Inc., New Series 2018 Extended Term Loan 0.053%, 10/15/21	238	196
Nord Anglia Education Finance LLC, Initial Term Loan 0.098%, 12/12/17	301	293

		604

Entertainment & Leisure — 0.0%
AMC Entertainment Inc., Initial Term Loan 0.103%, 03/22/18	224	224
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada Inc.), Initial Term Loan (First Lien) 0.063%, 03/18/21	50	47

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
ClubCorp Club Operations, Inc., Term Loan 4.250%, 07/24/20 (E)	$200	$199

		470

Financial Services — 0.3%
Altisource Solutions S.A R.L. , Term B Loan 0.093%, 07/01/19	40	34
Armor Holding II LLC, Term Loan (First Lien) 0.060%, 05/10/19	396	384
MCS AMS Sub-Holdings LLC, Initial Term Loan 7.500%, 10/15/19	434	352
NXT Capital, Inc. (NXT Capital, LLC), Second Amendment Term Loan 0.060%, 11/08/19	74	74
NXT Capital, Inc., (NXT Capital, LLC), Initial Term Loan 6.250%, 09/04/18	98	98
Ocwen Loan Servicing, LLC, Initial Term Loan 0.098%, 12/12/17	155	155
RCS Capital Corporation, Term Loan (First Lien) 0.140%, 12/27/17 (D)	195	137
The Citco Group Limited, Term Loan 0.038%, 05/12/22	980	967
Walter Investment Management Corp., Tranche B Term Loan 0.053%, 12/02/21	475	407

		2,608

Food & Beverage — 0.5%
AdvancePierre Foods, Inc., Term Loan (First Lien) 0.058%, 07/10/17	490	488
B&G Foods, Inc., Term B Loan 3.750%, 10/22/21	700	698
Blue Buffalo Company, Ltd., Term B-3 Loan 0.058%, 09/23/21	496	494
Charger OpCo B.V. (Oak Tea, Inc.), Term B-1 USD Loan 0.033%, 03/06/20	146	144
Del Monte Foods Inc., Term Loan 5.500%, 02/18/21	2	2
4.250%, 02/18/21	490	470
Dole Food Company, Inc., Tranche B Term Loan 0.038%, 10/29/18	924	916

Description	Face Amount (000)	Value (000)
JBS USA, LLC, 2015 Incremental Term Loan 0.048%, 09/30/20	$75	$75
Phillips Pet Food & Supplies, Initial Term Loan 0.048%, 11/25/20	491	443
Pinnacle Foods Finance LLC, Tranche G Term Loan 0.005%, 07/22/20	871	856
Post Holdings, Inc., Series A Incremental Term Loan 0.095%, 07/15/20	171	171

		4,757

Forest Products — 0.1%
Ply Gem Industries, Inc., Initial Term Loan 4.000%, 02/01/21	491	481

Gaming & Hotels — 0.4%
Amaya Holdings B.V., Initial Term B Loan (First Lien) 0.040%, 07/29/22	297	277
Boyd Gaming Corporation, Term B Loan 0.093%, 11/14/22	814	809
CityCenter Holdings, LLC, Term B Loan 4.250%, 10/16/20	244	242
Hilton Worldwide Holdings Inc., Intitial Term Loan 0.056%, 06/30/17 (B)	704	702
MGM Resorts International (MGM Grand Detroit, LLC), Term B Loan 0.065%, 02/12/19	980	965
Scientific Games International, Inc., Initial Term B-2 Loan 0.050%, 10/01/21	74	68
Scientific Games International, Inc., Initial Term Loan 0.098%, 10/18/20	490	447

		3,510

Health Care — 1.1%
Acadia Healthcare Company, Inc., Tranche B Term Loan 0.058%, 02/11/22	25	25
ADMI Corp. (aka Aspen Dental), Initial Term Loan 0.053%, 04/29/22	25	25
Alere Inc. (fka IM US Holdings, LLC), B Term Loan 0.060%, 04/16/21	162	160
Alliance HealthCare Services, Inc., Initial Term Loan 0.055%, 08/19/21	484	452

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
AMAG Pharmaceuticals, Inc., Initial Term Loan 0.053%, 02/04/22	$100	$95
Amneal Pharmaceuticals LLC, Term Loan B 0.098%, 11/01/19	563	551
Ardent Legacy Acquisitions, Inc.(Ardent Mergeco, L.L.C.), Term Loan 0.065%, 07/01/19	50	49
Auris Luxembourg III S.A R.L., Facility B4 0.050%, 08/04/22	273	272
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan 0.038%, 11/02/18	346	337
CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan 0.090%, 12/24/19	637	626
DaVita HealthCare Partners Inc. (fka DaVita Inc.), Tranche B Term Loan 0.053%, 12/01/21	271	269
DJO Finance LLC, Initial Term Loan 0.043%, 02/18/21	200	194
DPX Holdings B.V. (fka JLL/Delta Dutch Newco B.V.), 2015 Incremental Dollar Term Loan 0.043%, 08/20/18	493	474
Endo Luxembourg Finance Company I S.à r.l., 2015 Incremental Term B Loan 0.038%, 12/17/20	275	271
Greatbatch Ltd., Term B Loan 0.033%, 03/04/19	100	99
Grifols Worldwide Operations Limited, U.S. Tranche B Term Loan 0.048%, 10/21/21	393	389
Hill-Rom Holdings, Inc., Initial Term B Loan 0.056%, 06/30/17	146	146
Horizon Pharma, Inc., 2015 Term Loan 4.500%, 02/15/15	224	210
Iasis Healthcare LLC , Term B Loan 0.038%, 03/11/18	638	625
Indivior Finance S.a r.l., Initial Term Loan 0.050%, 11/07/22	95	89
Jaguar Holdings Company, Initial Term Loan 0.040%, 08/06/21	448	434

Description	Face Amount (000)	Value (000)
Kindred Healthcare, Inc., Term B Loan 0.093%, 11/29/18	$616	$592
Kinetic Concepts, Inc., Dollar Term E-1 Loan 0.040%, 03/05/21	492	473
Life Time Fitness, Inc., Closing Date Term B Loan 0.040%, 07/29/22	124	121
Mallinckrodt International Finance S.A., Incremental Term B-1 Loan 0.033%, 12/19/20	99	96
Mallinckrodt International Finance S.A., Initial Term B Loan 0.050%, 06/15/18	147	143
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.), Dollar Term B Loan 0.065%, 11/30/18	248	219
Millennium Health LLC, Initial Term Loan 0.000%, 12/21/20 (D)	229	209
Opal Acquisition, Inc., Term B Loan 0.030%, 11/26/19	347	280
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan 0.053%, 06/27/18	246	208
Physio-Control International, Inc., Initial Term Loan (First Lien) 0.038%, 06/03/22	50	49
Radnet Management, Inc., Tranche B Term Loan 0.043%, 10/11/18	24	24
RegionalCare Hospital Partners, Inc., Term B-2 Loan 6.000%, 04/23/19	223	219
Sage Products Holdings III, LLC, Replacement Term Loan (First Lien) 0.053%, 02/02/22	215	211
Steward Health Care System LLC, Term B Loan 0.025%, 02/28/19	490	480
Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan 0.085%, 11/03/21	864	827

		9,943

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Home Furnishings — 0.0%
Serta Simmons Holdings, LLC , Term Loan 0.043%, 10/10/18	$457	$453

		453

Insurance — 0.2%
Alliant Holdings Intermediate, LLC, Initial Term Loan 0.043%, 06/03/19	199	194
Asurion, LLC (fka Asurion Corporation), Incremental Tranche B-2 Term Loan 0.068%, 07/31/19	683	622
Carecore National, LLC, Term Loan 0.063%, 05/08/21	346	298
USI, Inc. (fka Compass Investors Inc.), Initial Term Loan 0.039%, 02/28/17	395	381

		1,495

Leasing — 0.1%
Avis Budget Car Rental, LLC, Tranche B Term Loan 0.043%, 02/15/21	490	488
International Lease Finance Corporation, Term B Loan 0.095%, 06/19/18	225	224

		712

Machinery — 0.4%
Apex Tool Group, LLC, Term Loan 0.058%, 11/01/19	310	296
CPM Holdings Inc., Term B Loan 6.000%, 04/01/22	25	24
Doosan Bobcat Inc.(fka Doosan Infracore International, Inc.), Tranche B Term Loan 0.078%, 10/22/21	934	923
Gardner Denver, Inc., Initial Dollar Term Loan 0.081%, 12/31/18	980	879
Husky Injection Molding Systems Ltd. , New Term Loan 0.061%, 12/22/15	221	212
International Equipment Solutions, LLC, Term B Loan 0.050%, 06/18/18	442	411
Milacron LLC, Term B Loan 0.035%, 03/19/21	116	114
NXT Capital, Inc. (NXT Capital, LLC), Term Loan Facility 0.060%, 11/08/19	490	488

Description	Face Amount (000)	Value (000)
Rexnord LLC/ RBS Global, Inc., Term B Loan 0.060%, 04/17/20	$496	$480
Schaeffler AG (formerly named INA Beteiligungsgesellschaft mit beschränkter Haftung), Facility B-USD 0.060%, 10/22/21	34	34

		3,861

Media — 0.5%
Altice France S.A., USD Term Loan 0.035%, 05/22/20	50	48
Charter Communications Operating, LLC (aka CCO Safari LLC), Term I Loan 0.045%, 09/15/20	200	199
CSC Holdings, LLC (fka CSC Holdings, Inc.), Initial Term Loan 0.070%, 10/29/19	400	399
Hubbard Radio, LLC, Term B Loan 0.058%, 09/17/20	69	64
MCC Iowa LLC, Tranche J Term Loan 0.035%, 05/31/22	74	73
Mission Broadcasting Inc., Term B-2 Loan 3.750%, 10/01/20	461	457
Nexstar Broadcasting Group, Inc., Term B-2 Loan 3.750%, 10/01/20	523	519
Raycom TV Broadcasting, LLC, Term B Loan 3.750%, 08/04/21	997	987
Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan 0.045%, 12/01/18	796	790
TWCC Holding Corp., Term B-1 Loan 0.080%, 06/19/18	408	407
Univision Communications Inc., Replacement First-Lien Term Loan 0.048%, 02/12/21	496	485
Ziggo B.V., US$ B1 Facility 0.035%, 02/13/17	111	107
Ziggo B.V., US$ B2 Facility 0.070%, 06/26/20	71	69
Ziggo B.V., US$ B3 Facility 0.090%, 11/11/22	118	114

		4,718

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Metals & Mining — 0.1%
Dynacast International LLC, Term B-1 Loan (First Lien) 0.045%, 04/09/20	$50	$48
Murray Energy Corporation, Term B-1 Loan 0.045%, 12/19/22	25	19
Murray Energy Corporation, Term B-2 Loan 0.030%, 10/31/19	174	110
Novelis Inc., Term B Loan 0.045%, 11/22/18	249	237
Oxbow Carbon LLC (Oxbow Calcining LLC.), Tranche B Term Loan (2013) 0.043%, 10/25/20	897	837

		1,251

Not For Profit — 0.1%
National Mentor Holdings Inc., Term B Loan 4.250%, 01/31/21	491	475

Oil & Gas — 0.2%
Ameriforge Group Inc., Initial Term Loan (First Lien) 0.068%, 09/30/15	340	106
CITGO Holding, Inc., Term Loan 0.043%, 11/19/19	83	83
CITGO Petroleum Corporation, Term B Loan 0.075%, 05/16/21	99	95
Drillships Ocean Ventures Inc., Term Loan 0.038%, 01/31/20	99	46
Energy Transfer Equity, L.P., Term B Loan 0.085%, 12/22/16	1,175	1,049
Fieldwood Energy LLC, Closing Date Loan 0.045%, 05/08/19	397	258
Floatel Delaware LLC (Floatel International Ltd.), Initial Term Loan 0.075%, 02/14/19	98	43
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan 0.025%, 12/12/19	368	152
Targa Resources Corp., Term B Loan 5.750%, 02/12/22	28	27

		1,859

Personal Services — 0.0%
Ancestry.com Inc., Initial Term Loan 0.053%, 09/01/21	299	296

Description	Face Amount (000)	Value (000)
Match Group, Inc., Term B-1 Loan 0.040%, 10/31/19	$125	$123
Wash Multifamily Laundry Systems LLC, Initial Canadian Term Loan (First Lien) 0.055%, 07/30/21	4	4
Wash Multifamily Laundry Systems LLC., Initial US Term Loan (First Lien) 0.053%, 10/01/21	21	21

		444

Printing & Publishing — 0.1%
Merrill Communications LLC, Initial Term Loan 6.250%, 05/27/22	50	42
MGOC, Inc. (fka Media General, Inc.), Term B Loan 0.045%, 11/20/19	45	45
Springer SBM Two GmbH, Initial Term B9 Loan 0.045%, 03/13/20	323	308
Zebra Technologies Corporation, Initial Term Loan 0.060%, 05/31/21	185	185

		580

Professional & Business Services — 0.8%
Acosta, Inc. (fka Acosta Holdco, Inc.), Tranche B-1 Loan 0.043%, 09/26/21	297	282
Astro AB Borrower, Inc., Initial Term Loan (First Lien) 0.055%, 07/31/19	25	24
Bright Horizons Family Solutions, Inc., Term B Loan 0.000%, 01/30/20	980	975
CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corporation), Term B Loan 0.030%, 05/03/20	938	925
Emerald Expositions Holding, Inc., Initial Term Loan 0.055%, 06/09/19	238	233
Extreme Reach, Inc., Initial Term Loan 0.050%, 06/24/19	421	412
Garda World Security Corporation, Term B Delayed Draw Loan 0.037%, 03/23/18	200	190
Garda World Security Corporation, Term B Loan 0.042%, 03/24/21	830	790
Getty Images, Inc., Term B Loan 0.103%, 08/21/18	682	425

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Grosvenor Capital Management, L.P., Initial Term Loan 3.750%, 01/04/21	$914	$879
Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan 4.250%, 10/01/16	543	539
Hamilton Lane Advisors LLC, Term B Loan 0.050%, 12/17/21	50	49
Harbourvest Partners LLC, New Term Loan 0.065%, 11/13/21	397	391
IG Investments Holdings LLC, Term B Loan 6.000%, 10/29/21	272	270
inVentiv Health, Inc. (f.k.a. Ventiv Health, Inc.), Term B-4 Loan 0.070%, 01/30/19	250	248
KC MergerSub, Inc., Initial Term Loan 0.065%, 10/19/22	125	122
PRA Holdings, Inc., Tranche B-1 Loan 0.095%, 10/22/21	289	285
Salient Partners L.P., Term Loan 7.500%, 06/09/21	74	71
Truven Health Analytics Inc. (fka Thomson Reuters Inc.), New Tranche B Term Loan 0.038%, 07/08/22	198	190

		7,300

Real Estate — 0.1%
Auction.com LLC, Term Loan 6.000%, 05/12/19	99	98
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan (First Lien) 0.043%, 06/08/20	274	267
The Servicemaster Company, LLC, Initial Term Loan 0.055%, 12/20/20	694	685

		1,050

Retail Food & Drug — 0.2%
Albertson’s LLC, Term B-2 Loan 0.045%, 04/28/22	496	494
Albertson’s LLC, Term B-3 Loan 5.125%, 08/09/19	193	190
Albertson’s LLC, Term B-4 Loan 0.105%, 01/31/23	74	74

Description	Face Amount (000)	Value (000)
General Nutrition Centers, Inc., Amended Tranche B Term Loan 0.043%, 02/21/18	$872	$845
Supervalu Inc., New Term B Loan 0.043%, 07/01/21 (B)	595	586

		2,189

Retailing — 0.5%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Horton’s), Term B-2 Loan 0.038%, 12/10/21	775	768
99 Cents Only Stores, Term B-2 Loan 4.500%, 01/11/19	185	119
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.) , Tranche B Term Loan 0.004%, 02/19/19	175	163
Bass Pro Group, LLC, New Tem Loan (2015) 0.105%, 09/22/17	247	237
Brickman Group Holdings, Inc., Initial Term Loan (First Lien) 0.055%, 11/15/21	490	474
Dollar Tree, Inc., Term B-1 Loan 0.060%, 12/30/16	258	257
Evergreen Acquisition Company 1 L.P., Term C Loan 5.000%, 09/09/19	150	122
J. Crew Group, Inc., Term Loan 0.035%, 03/17/21	246	159
Michaels Stores, Inc., Incremental 2014 Term Loan 0.048%, 06/07/20	61	60
Michaels Stores, Inc., Term B Loan 0.120%, 06/12/19	739	731
Party City Holdings Inc. (Party City Corporation), Term Loan 0.050%, 03/31/21	274	266
PetSmart, Inc., Tranche B-1 Loan 0.050%, 10/25/17	448	435
Pilot Travel Centers LLC, Refinancing Tranche B Term Loan 0.050%, 11/27/20	127	127
The Men’s Wearhouse, Inc., Tranche B Term Loan 0.053%, 04/15/22	78	69
The Neiman Marcus Group Inc., Other Term Loan 0.040%, 01/28/20	397	350

		4,337

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Securities & Trusts — 0.1%
AlixPartners, LLP, Term B Loan 0.064%, 08/13/18	$50	$50
Assured Partners Inc., Term Loan (First Lien) 5.750%, 10/14/22	75	74
Clipper Acquisitions Corp., Term B Loan 0.083%, 06/02/20	461	447
Corporate Capital Trust Inc., Initial Term B Loan 0.058%, 11/09/18	74	73

		644

Shipping & Ship Building — 0.0%
Stena International S.a r.l, Term B Loan 4.000%, 03/03/21	172	144

Steel — 0.1%
FMG Resources (August 2006) Property Limited (FMG America Finance, Inc.), Term Loan 0.033%, 12/31/18	980	724
JMC Steel Group, Inc., Initial Term Loan 0.053%, 08/14/20	246	236

		960

Telecommunications — 0.2%
Commscope, Inc., Tranche 5 Term Loan 0.040%, 09/10/20	100	99
Intelsat Jackson Holdings , Ltd., Tranche B-2 Term Loan 0.045%, 11/28/21 (B)	1,000	944
IPC Corp., Term B-1 Loan 0.045%, 08/15/20	149	139
Mitel US Holdings, Inc., Term Loan 0.055%, 02/15/18	274	270
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan 0.098%, 07/01/22	197	193
Syniverse Holdings, Inc., Term B Loan 4.000%, 04/23/19	400	289

		1,934

Transportation — 0.1%
Envision Healthcare Corporation (fka Emergency Medical Services Corporation), Initial Term Loan
0.038%, 09/26/22	979	971

Description	Face Amount (000)	Value (000)
Kenan Advantage Group Holdings Corp., Delayed Draw Term 1 Loan 0.055%, 08/06/21	$5	$5
Kenan Advantage Group Holdings Corp., Initial Canadian Term Loan 0.105%, 02/04/22	11	11
Kenan Advantage Group Holdings Corp., Initial U.S. Term Loan 0.060%, 04/01/21	34	34
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan 0.070%, 05/14/19	248	242

		1,263

Utilities — 0.3%
Calpine Construction Finance Company, L.P., Term B-2 Loan 0.055%, 08/14/20	980	926
Calpine Corporation, Term Loan 0.113%, 10/31/16	299	284
Dynegy Holdings Inc., Tranche B-2 Term Loan 0.043%, 03/11/21	490	472
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.), Term Loan 0.085%, 12/22/16	150	149
Granite Acquisition, Inc., Term B Loan 0.043%, 11/01/19	213	190
Granite Acquisition, Inc., Term C Loan 0.048%, 08/06/21	9	8
La Frontera Generation, LLC, Term Loan 0.028%, 03/31/18	338	318
Longview Power LLC, Term B Loan 7.000%, 04/13/21	199	171
TPF II Power, LLC (TPF II Covert Midco, LLC), Term Loan 0.048%, 08/14/20	123	120
Viva Alamo LLC, Initial Term Loan 0.085%, 11/25/20	248	186

		2,824

Total Loan Participations (Cost $88,578) (000)		83,848

SOVEREIGN DEBT — 7.6%
Argentine Republic Government International Bond 8.750%, 06/02/17 (F)	240	274
8.280%, 12/31/33 (F)	1,252	1,440
3.750%, 03/31/19 (C) (F)	1,369	856
Armenia International Bond 7.150%, 03/26/25 (A)	490	474
6.000%, 09/30/20 (A)	1,181	1,145

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/19 (A)	$560	$547
Banque Centrale de Tunisie 5.750%, 01/30/25 (A)	1,230	1,065
Brazilian Government International Bond 4.250%, 01/07/25	835	672
2.625%, 01/05/23	400	304
Canada Government International Bond 1.625%, 02/27/19	100	100
1.125%, 03/19/18	150	150
Chile Government International Bond 3.250%, 09/14/21	100	104
Colombia Government International Bond 7.375%, 03/18/19	380	421
6.125%, 01/18/41	520	502
5.625%, 02/26/44	200	182
5.000%, 06/15/45	260	217
4.375%, 07/12/21	200	201
4.000%, 02/26/24	345	329
Costa Rica Government International Bond 7.158%, 03/12/45 (A)	400	335
7.000%, 04/04/44 (A)	420	350
Croatia Government International Bond 6.750%, 11/05/19	1,255	1,344
6.375%, 03/24/21 (A)	460	489
Dominican Republic International Bond 7.500%, 05/06/21 (A)	1,130	1,212
7.450%, 04/30/44 (A)	1,025	1,033
6.850%, 01/27/45 (A)	250	236
6.600%, 01/28/24 (A)	290	301
5.500%, 01/27/25 (A)	630	606
Ecuador Government International Bond
10.500%, 03/24/20 (A)	330	266
7.950%, 06/20/24 (A)	450	332
Egypt Government International Bond 5.875%, 06/11/25 (A)	510	442
El Salvador Government International Bond 7.375%, 12/01/19 (A)	215	214
6.375%, 01/18/27 (A)	150	127
5.875%, 01/30/25 (A)	365	305
Export Development Canada 1.000%, 05/15/17	400	397
Export-Import Bank of Korea 4.000%, 01/11/17	400	415
Georgia Government International Bond 6.875%, 04/12/21 (A)	860	889

Description	Face Amount (000)(1)		Value (000)
Ghana Government International Bond 10.750%, 10/14/30 (A)		420	$426
8.125%, 01/18/26 (A)		910	710
7.875%, 08/07/23 (A)		240	189
Guatemala Government Bond 5.750%, 06/06/22 (A)		420	440
Hashemite Kingdom of Jordan Government AID Bond 2.503%, 10/30/20		200	205
Honduras Government International Bond 8.750%, 12/16/20 (A)		725	801
7.500%, 03/15/24 (A)		325	342
Hungary Government International Bond 6.250%, 01/29/20		500	559
5.375%, 03/25/24		260	285
4.125%, 02/19/18		760	791
Hydro-Quebec 1.375%, 06/19/17		200	200
India Government International Bond 7.160%, 05/20/23	(INR)	26,000	377
Indonesia Government International Bond 8.500%, 10/12/35 (A)		800	995
5.875%, 01/15/24 (A)		600	643
5.375%, 10/17/23 (A)		200	208
5.250%, 01/17/42 (A)		200	180
4.125%, 01/15/25 (A)		650	623
Israel Government International Bond 3.150%, 06/30/23		200	203
Italy Government International Bond 5.375%, 06/12/17		200	210
Ivory Coast Government International Bond 6.375%, 03/03/28 (A)		435	396
5.750%, 12/31/32 (A)		1,020	907
Jamaica Government International Bond 7.875%, 07/28/45		300	292
7.625%, 07/09/25		470	498
6.750%, 04/28/28		720	715
Japan Bank for International Cooperation 1.750%, 11/13/18		400	394
KazAgro National Management Holding 4.625%, 05/24/23 (A)		300	258
Kazakhstan Government International Bond 6.500%, 07/21/45 (A)		680	668

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
Kenya Government International Bond 6.875%, 06/24/24 (A)	495	$433
5.875%, 06/24/19 (A)	1,158	1,092
Korea Development Bank 2.500%, 03/11/20	200	201
Korea International Bond 7.125%, 04/16/19	100	116
Lithuania Government International Bond 6.125%, 03/09/21 (A)	200	230
Macedonia Government International Bond 4.875%, 12/01/20 (A)	(EUR) 300	322
Mexico Government International Bond 6.050%, 01/11/40	160	175
5.625%, 01/15/17	150	156
5.550%, 01/21/45	348	357
4.750%, 03/08/44	344	313
4.600%, 01/23/46	240	212
4.000%, 10/02/23	400	405
3.500%, 01/21/21	250	254
Mongolia Government International Bond 5.125%, 12/05/22 (A)	400	317
4.125%, 01/05/18 (A)	220	201
Morocco Government International Bond 4.250%, 12/11/22 (A)	200	198
Nigeria Government International Bond 6.750%, 01/28/21 (A)	310	288
Pakistan Government International Bond 8.250%, 04/15/24 (A)	650	662
7.250%, 04/15/19 (A)	440	451
Panama Government International Bond 9.375%, 04/01/29	290	418
6.700%, 01/26/36	1,395	1,656
5.200%, 01/30/20	2,281	2,475
3.750%, 03/16/25	365	358
Peruvian Government International Bond 7.350%, 07/21/25	300	376
6.550%, 03/14/37	800	924
5.625%, 11/18/50	420	429
Philippine Government International Bond 7.750%, 01/14/31	529	743
6.375%, 10/23/34	810	1,056
4.200%, 01/21/24	200	217
Poland Government International Bond 6.375%, 07/15/19	200	228
4.000%, 01/22/24	335	352
3.000%, 03/17/23	440	436

Description	Face Amount (000)(1)	Value (000)
Province of British Columbia Canada 1.200%, 04/25/17	200	$200
Province of Manitoba Canada 1.125%, 06/01/18	100	99
Province of Ontario Canada 2.450%, 06/29/22	200	198
2.000%, 01/30/19	250	251
1.875%, 05/21/20	150	149
Province of Quebec Canada 2.875%, 10/16/24	100	101
2.625%, 02/13/23	200	198
Republic of Azerbaijan International Bond 4.750%, 03/18/24 (A)	450	420
Republic of Paraguay 6.100%, 08/11/44 (A)	570	544
4.625%, 01/25/23 (A)	240	233
Romanian Government International Bond 6.750%, 02/07/22 (A)	840	987
6.125%, 01/22/44 (A)	300	350
4.875%, 01/22/24 (A)	690	740
4.375%, 08/22/23 (A)	890	926
Russian Federal Bond-OFZ 7.500%, 02/27/19	(RUB) 31,000	399
Russian Foreign Bond-Eurobond 5.625%, 04/04/42 (A)	400	378
Senegal Government International Bond 8.750%, 05/13/21 (A)	825	862
6.250%, 07/30/24 (A)	740	659
Serbia International Bond 5.875%, 12/03/18 (A)	590	620
5.250%, 11/21/17 (A)	410	426
South Africa Government International Bond 5.875%, 05/30/22	690	716
5.500%, 03/09/20	150	154
Sri Lanka Government International Bond 6.850%, 11/03/25 (A)	490	461
6.250%, 10/04/20 (A)	530	508
6.000%, 01/14/19 (A)	310	304
5.875%, 07/25/22 (A)	1,055	963
5.125%, 04/11/19 (A)	310	294
Tanzania Government International Bond 6.538%, 03/09/20 (B)	1,290	1,216
Turkey Government International Bond 8.000%, 02/14/34	386	483
7.500%, 07/14/17	150	160
7.375%, 02/05/25	540	631
7.000%, 03/11/19	100	109
6.875%, 03/17/36	480	538

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
5.750%, 03/22/24	$200	$211
4.875%, 04/16/43	240	211
Ukraine Government International Bond 7.750%, 09/01/20 (A)	1,300	1,173
3.365%, 05/31/40 (A)(B)	314	124
Uruguay Government International Bond 5.100%, 06/18/50	1,088	938
4.500%, 08/14/24	904	918
4.375%, 10/27/27	1,310	1,287
Venezuela Government International Bond 9.250%, 09/15/27	180	74
7.650%, 04/21/25	652	241
7.000%, 03/31/38	222	83
6.000%, 12/09/20	680	253
Vietnam Government International Bond 6.750%, 01/29/20 (A)	200	219
4.800%, 11/19/24 (A)	1,115	1,071
Zambia Government International Bond 8.970%, 07/30/27 (A)	570	449
8.500%, 04/14/24 (A)	905	718

Total Sovereign Debt (Cost $72,974) (000)		70,089

ASSET-BACKED SECURITIES — 4.9%
Automotive — 3.9%
Ally Auto Receivables Trust, Ser 2015-2, Cl A4 1.840%, 06/15/20-06/15/20	492	490
1.490%, 11/15/19-11/15/19	345	343
1.390%, 09/16/19-09/16/19	813	811
AmeriCredit Automobile Receivables, Ser 2015-4, Cl A3 1.700%, 07/08/20-07/08/20	420	418
1.026%, 04/08/19-04/08/19 (B)	1,377	1,377
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl B 1.920%, 11/08/19-11/08/19	320	320
California Republic Auto Receivables Trust, Ser 2015-3, Cl A3 1.620%, 11/15/19-11/15/19	948	943
1.570%, 12/16/19-12/16/19	1,382	1,371
1.310%, 08/15/19-08/15/19	1,725	1,712
Carfinance Capital Auto Trust, Ser 2014-1A, Cl A 1.460%, 12/17/18-12/17/18 (A)	19	19
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A 1.750%, 06/15/21-06/15/21 (A)	529	525

Description	Face Amount (000)	Value (000)
CarMax Auto Owner Trust, Ser 2015-2, Cl A4 1.800%, 03/15/21-03/15/21	$945	$938
1.560%, 11/16/20-11/16/20	1,641	1,625
CPS Auto Receivables Trust, Ser 2015-C, Cl A 1.770%, 06/17/19-06/17/19 (A)	1,127	1,124
1.640%, 04/16/18-04/16/18 (A)	52	51
1.210%, 08/15/18-08/15/18 (A)	24	24
Drive Auto Receivables Trust, Ser 2015-DA, Cl A2A 1.230%, 06/15/18-06/15/18 (A)	1,621	1,619
1.001%, 02/15/18-02/15/18 (A)(B)	786	786
0.930%, 12/15/17-12/15/17 (A)	763	763
DT Auto Owner Trust, Ser 2015-3A, Cl A 1.660%, 03/15/19-03/15/19 (A)	1,365	1,361
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A 1.320%, 01/15/19-01/15/19 (A)	778	776
1.290%, 05/15/18-05/15/18 (A)	27	27
1.060%, 08/15/18-08/15/18 (A)	15	15
Flagship Credit Auto Trust, Ser 2015-3, Cl A 2.380%, 10/15/20-10/15/20 (A)	406	404
1.980%, 10/15/20-10/15/20 (A)	789	785
1.210%, 04/15/19-04/15/19 (A)	249	249
Ford Credit Auto Owner Trust, Ser 2015-C, Cl A4 1.740%, 02/15/21-02/15/21	891	885
1.580%, 08/15/20-08/15/20	1,544	1,533
1.410%, 02/15/20-02/15/20	543	541
Ford Credit Floorplan Master Owner Trust, Ser 2015-5, Cl A 2.420%, 08/15/22-08/15/22	503	500
Honda Auto Receivables Owner Trust, Ser 2015-3, Cl A4 1.560%, 10/18/21-10/18/21	710	706
1.230%, 09/23/19-09/23/19	1,030	1,022
Hyundai Auto Receivables Trust, Ser 2015-C, Cl A3 1.460%, 02/18/20-02/18/20	325	324
1.050%, 04/15/19-04/15/19	1,098	1,094
0.690%, 04/16/18-04/16/18	1,861	1,857
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A3 1.370%, 05/15/20-05/15/20	934	927
1.110%, 05/15/19-05/15/19	884	882
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C 2.970%, 03/15/21-03/15/21	683	682
2.740%, 12/15/21-12/15/21	251	249
2.440%, 04/15/21-04/15/21	324	322
2.070%, 04/15/20-04/15/20	807	805
1.830%, 01/15/20-01/15/20	991	986

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
1.820%, 05/15/19-05/15/19	$112	$112
1.200%, 12/17/18-12/17/18	1,420	1,416
1.081%, 12/17/18-12/17/18 (B)	675	675
0.651%, 01/16/18-01/16/18 (B)	239	239
USAA Auto Owner Trust, Ser 2015-1, Cl A3 1.200%, 06/17/19-06/17/19	600	598
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4 1.680%, 12/15/20-12/15/20	971	970

		36,201

Credit Cards — 0.7%
BA Credit Card Trust, Ser 2015-A2, Cl A 1.360%, 09/15/20-09/15/20	845	840
Capital One Multi-Asset Execution Trust, Ser 2015-A7, Cl A7 1.450%, 08/16/21-08/16/21	1,379	1,367
0.691%, 06/15/22-06/15/22	400	400
0.371%, 07/15/20-07/15/20 (B)	1,292	1,285
Chase Issuance Trust, Ser 2015-A2, Cl A2 1.590%, 02/18/20-02/18/20	1,250	1,250
Discover Card Execution Note Trust, Ser 2015-A2, Cl A 1.900%, 10/17/22-10/17/22	848	834
Synchrony Credit Card Master Note Trust, Ser 2015-3, Cl A 1.740%, 09/15/21-09/15/21	431	428
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A 0.811%, 02/15/22-02/15/22(B)	408	406

		6,810

Other Asset-Backed Securities — 0.3%
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1 3.721%, 07/25/55-07/25/55 (A)	534	528
US Residential Opportunity Fund Trust, Ser 2015-1IV, Cl A 3.721%, 01/27/35-02/27/35 (A)	606	602
VOLT XXII, Ser 2015-NPL4, Cl A1 3.500%, 02/25/55-02/25/55 (A)	301	297
VOLT XXX, Ser 2015-NPL1, Cl A1 3.625%, 10/25/57-10/25/57 (A)	649	647
VOLT XXXI, Ser 2015-NPL2, Cl A1 3.375%, 02/25/55-02/25/55 (A)	451	445

		2,519

Total Asset-Backed Securities (Cost $45,735) (000)		45,530

Description	Face Amount (000)/Shares	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
FFCB 4.875%, 01/17/17-01/17/17	$200	$208
1.100%, 03/14/18-06/01/18	350	349
FHLB 4.875%, 05/17/17-05/17/17	400	421
4.125%, 03/13/20-03/13/20	750	822
1.000%, 06/21/17-12/19/17	765	764
0.625%, 10/26/17-10/26/17	350	347
FHLMC 6.250%, 07/15/32-07/15/32	674	937
5.000%, 02/16/17-02/16/17	850	889
2.375%, 01/13/22-01/13/22	2,130	2,160
2.100%, 12/30/20-12/30/20	200	200
1.500%, 12/14/18-12/14/18	100	100
1.250%, 10/02/19-10/02/19	200	197
1.050%, 05/17/18-05/17/18	250	248
1.000%, 03/08/17-12/15/17	1,900	1,900
0.875%, 02/22/17-02/22/17	300	300
0.750%, 01/12/18-01/12/18	250	248
FNMA 5.000%, 05/11/17-05/11/17	750	790
2.625%, 09/06/24-09/06/24	1,189	1,201
1.875%, 02/19/19-12/28/20	631	638
1.750%, 06/20/19-11/25/20	450	452
1.500%, 06/22/20-11/30/20	627	618
1.125%, 07/20/18-07/20/18	250	249
0.875%, 02/08/18-05/21/18	1,000	992
0.750%, 04/20/17-04/20/17	1,000	997
Tennessee Valley Authority 4.250%, 09/15/65-09/15/65	742	725
3.500%, 12/15/42-12/15/42	750	692

Total U.S. Government Agency Obligations (Cost $17,253) (000)		17,444

MUNICIPAL BONDS — 0.4%
Florida State, Hurricane Catastrophe Fund RB 2.995%, 07/01/20	150	152
Illinois State GO 5.665%, 03/01/18	200	211
5.100%, 06/01/33	1,210	1,145
New Jersey State, Transportation Trust Fund RB 5.754%, 12/15/28	900	936
New York State, Metropolitan Transportation Authority RB 6.814%, 11/15/40	485	642
University of California RB 4.767%, 05/15/15	489	459

Total Municipal Bonds (Cost $3,585) (000)		3,545

COMMON STOCK — 0.0%
Education Management* (D)	1,549,179	—
Millenium Health LLC*	6,690	58

Total Common Stock (Cost $122) (000)		58

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

KP Fixed Income Fund

Description	Shares	Value (000)
PREFERRED STOCK — 0.0%
Education Management, 7.500%* (D)	1,724	$23

Total Preferred Stock (Cost $122) (000)		23

SHORT-TERM INVESTMENT — 8.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%, (G)	79,750,255	79,750

Total Short-Term Investment (Cost $79,750) (000)		79,750

Total Investments — 107.9% (Cost $1,008,087) (000)		$992,958

Percentages are based on net assets of $920,322 (000).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015 is as follows (000):

Counter- party	Maturity Date	Currency to Deliver	Currency to Receive	Unrealized Apprecia- tion/ (Deprecia- tion)
HSBC	1/21/16	USD 632	COP 2,016,000	$2
HSBC	1/21/16	COP 2,016,000	USD 660	27
BNP Paribas	1/28/16	EUR 1,365	USD 1,465	(20)
Barclays	2/12/16	TRY 1,312	USD 438	(6)
Barclays	2/18/16	KRW 523	USD 449	3
Credit Suisse	2/19/16	MXN 8,730	USD 517	13
Barclays	2/24/16	CNY 5,786	USD 880	7

				$26

For the year ended December 31, 2015, the average monthly notional forward foreign currency contracts purchased and sold were $2,146 and $(5,852), respectively.

‡	Real Estate Investment Trust

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable rate security — Rate disclosed is the rate in effect on December 31, 2015.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on December 31, 2015. The coupon on a step bond changes on a specified date.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2015, was $542 (000) and represented 0.06% of net assets.
(E)	Unsettled bank loan. Interest rate not available.
(F)	Security in default on interest payments.
(G)	The rate reported is the 7-day effective yield as of December 31, 2015.
(H)	Unfunded bank loan.
Cl	— Class
CNY	— Chinese Yuan
COP	— Colombian Peso
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
INR	— Indian Rupee
KRW	— Korean Won
LLC	— Limited Liability Company
LP	— Limited Partnership
Ltd.	— Limited
MXN	— Mexican Peso
RB	— Revenue Bond
RUB	— Russian Ruble
Ser	— Series
TRY	— Turkish Lira
USD	— U.S. Dollar

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Corporate Obligations	$—	$270,274	$—	$270,274
U.S. Treasury Obligations	—	268,266	—	268,266
Mortgage-Backed Securities	—	154,131	—	154,131
Loan Participations	—	83,329	519	83,848
Sovereign Debt	—	70,089	—	70,089
Asset-Backed Securities	—	45,530	—	45,530
U.S. Government Agency Obligations	—	17,444	—	17,444
Municipal Bonds	—	3,545	—	3,545
Common Stock	58	—	—	58
Preferred Stock	—	—	23	23
Short-Term Investment	79,750	—	—	79,750

Total Investments in Securities	$79,808	$912,608	$542	$992,958

Other Financial Instruments	Level 1	Level 2	Level 3‡	Total
Forward Currency Contracts*
Unrealized Appreciation	$—	$52	$—	$52
Unrealized Depreciation	—	(26)	—	(26)

Total Other Financial Instruments	$—	$26	$—	$26

‡	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
*	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the year ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2015, there was a transfer between Level 2 and Level 3 assets and liabilities. Changes in the classification between Level 2 and Level 3 are due to the availability of observable inputs to determine value. For the year ended December 31, 2015, securities with the total market value of $542 (000) were transferred between Level 2 and Level 3. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$294,387	$483,621	$551,875	$552,077
Unaffiliated Investments at Cost	194,947	233,272	178,451	100,317

Affiliated Investments at Fair Value	$292,857	$480,542	$546,170	$543,966
Unaffiliated Investments at Fair Value	190,464	227,248	172,634	95,245
Income Distributions Receivable	115	132	99	48
Receivable for Investment Securities Sold	4	137	—	107
Receivable for Capital Shares Sold	—	—	98	—
Prepaid Expenses	21	29	29	26

Total Assets	483,461	708,088	719,030	639,392

Liabilities:
Payable for Investment Securities Purchased	115	132	191	48
Payable due to Administrator	11	15	16	14
Payable due to Adviser	8	9	7	4
Chief Compliance Officer Fees Payable	1	2	2	2
Payable for Capital Shares Redeemed	—	132	—	102
Other Accrued Expenses	34	52	56	49

Total Liabilities	169	342	272	219

Net Assets	$483,292	$707,746	$718,758	$639,173

NET ASSETS:
Paid-in Capital	$487,934	$713,944	$725,579	$646,665
Undistributed Net Investment Income	—	—	—	—
Accumulated Net Realized Gain on Investments	1,371	2,905	4,701	5,691
Net Unrealized Depreciation on Investments	(6,013)	(9,103)	(11,522)	(13,183)

Net Assets	$483,292	$707,746	$718,758	$639,173

Institutional Class Shares:
Net Assets	$483,292	$707,746	$718,758	$639,173
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	49,526,155	72,066,925	73,248,664	65,522,189
Net Asset Value, Offering and Redemption Price Per Share*	$9.76	$9.82	$9.81	$9.76

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$640,086	$585,517	$401,671
Unaffiliated Investments at Cost	66,316	39,543	22,321

Affiliated Investments at Fair Value	$629,974	$574,940	$392,825
Unaffiliated Investments at Fair Value	61,976	36,728	20,683
Receivable for Investment Securities Sold	87	2	118
Income Distributions Receivable	29	14	8
Receivable for Capital Shares Sold	—	3	—
Prepaid Expenses	28	24	17

Total Assets	692,094	611,711	413,651

Liabilities:
Payable for Capital Shares Redeemed	82	—	115
Payable for Investment Securities Purchased	29	14	8
Payable due to Administrator	15	13	9
Payable due to Adviser	3	2	1
Chief Compliance Officer Fees Payable	2	2	1
Other Accrued Expenses	53	47	32

Total Liabilities	184	78	166

Net Assets	$691,910	$611,633	$413,485

NET ASSETS:
Paid-in Capital	$699,372	$618,268	$419,217
Undistributed Net Investment Income	—	—	—
Accumulated Net Realized Gain on Investments	6,990	6,757	4,752
Net Unrealized Depreciation on Investments	(14,452)	(13,392)	(10,484)

Net Assets	$691,910	$611,633	$413,485

Institutional Class Shares:
Net Assets	$691,910	$611,633	$413,485
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	70,960,951	62,703,883	42,452,538
Net Asset Value, Offering and Redemption Price Per Share*	$9.75	$9.75	$9.74

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Assets:
Affiliated Investments at Cost	$168,993	$27,151	$5,746
Unaffiliated Investments at Cost	9,379	1,474	302

Affiliated Investments at Fair Value	$163,587	$25,719	$5,458
Unaffiliated Investments at Fair Value	8,682	1,371	290
Income Distributions Receivable	4	1	—
Receivable for Capital Shares Sold	1	—	—
Receivable for Investment Securities Sold	—	10	—
Prepaid Expenses	6	1	—

Total Assets	172,280	27,102	5,748

Liabilities:
Payable for Investment Securities Purchased	4	1	—
Payable due to Administrator	4	1	—
Payable due to Adviser	—	—	—
Payable for Capital Shares Redeemed	—	10	—
Other Accrued Expenses	15	2	—

Total Liabilities	23	14	—

Net Assets	$172,257	$27,088	$5,748

NET ASSETS:
Paid-in Capital	$176,529	$28,377	$6,140
Undistributed Net Investment Income	—	—	—
Accumulated Net Realized Gain/(Loss) on Investments	1,831	246	(92)
Net Unrealized Depreciation on Investments	(6,103)	(1,535)	(300)

Net Assets	$172,257	$27,088	$5,748

Institutional Class Shares:
Net Assets	$172,257	$27,088	$5,748
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	17,658,454	2,792,582	587,854
Net Asset Value, Offering and Redemption Price Per Share*	$9.75	$9.70	$9.78

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$1,156,120	$821,686	$1,084,244	$1,008,087
Cost of Foreign Currency	—	1	6,194	23

Investments at Fair Value	$1,242,330	$780,624	$1,017,798	$992,958
Cash	9	—	14	2,084
Foreign Currency at Value	—	1	6,197	22
Dividends and Interest Receivable	1,237	703	1,144	5,289
Receivable for Investment Securities Sold	1,232	1,150	241	32,819
Cash Collateral for Futures Contracts	428	356	1,508	—
Receivable from Broker	—	—	350	—
Reclaims Receivable	116	3	1,168	6
Receivable for Capital Shares Sold	22	700	16	37
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	52
Prepaid Expenses	7	10	5	5

Total Assets	1,245,381	783,547	1,028,441	1,033,272

Liabilities:
Payable for Investment Securities Purchased	4,972	2,052	87	112,419
Payable due to Sub-Advisers	247	280	287	155
Payable due to Adviser	52	34	43	39
Payable for Capital Shares Redeemed	133	52	114	128
Variation Margin Payable	89	74	385	—
Payable due to Administrator	40	25	33	29
Chief Compliance Officer Fees Payable	2	2	2	2
Payable for Trustees’ Fees	1	—	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	26
Accrued Foreign Capital Gains Tax	—	—	242	—
Other Accrued Expenses	149	176	335	152

Total Liabilities	5,685	2,695	1,528	112,950

Net Assets	$1,239,696	$780,852	$1,026,913	$920,322

NET ASSETS:
Paid-in Capital	$1,150,171	$832,595	$1,114,662	$937,998
Undistributed/(Distributions in Excess of) Net Investment Income	—	(1)	(1,724)	3
Accumulated Net Realized Gain/(Loss) on Investments	3,285	(10,673)	(19,279)	(2,575)
Net Unrealized Appreciation/(Depreciation) on Investments	86,210	(41,062)	(66,446)	(15,129)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts	38	(7)	48	—
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Contracts and Foreign Currency Translation	(8)	—	(106)	25
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	(242)	—

Net Assets	$1,239,696	$780,852	$1,026,913	$920,322

Institutional Class Shares:
Net Assets	$1,239,696	$780,852	$1,026,913	$920,322
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	117,392,550	81,781,894	116,173,468	94,039,520
Net Asset Value, Offering and Redemption Price Per Share*	$10.56	$9.55	$8.84	$9.79

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2015

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$5,417	$8,576	$9,421	$9,179
Income Distributions from Unaffiliated Registered Investment Companies	2,398	3,000	2,604	1,899

Total Investment Income	7,815	11,576	12,025	11,078

Expenses:
Administration Fees	131	181	179	160
Investment Advisory Fees	98	110	81	45
Trustees’ Fees	12	16	16	14
Chief Compliance Officer Fees	5	7	7	6
Custodian Fees/Transfer Agent Fees	58	81	81	71
Registration Fees	36	52	54	47
Professional Fees	30	43	43	39
Printing Fees	13	18	18	16
Offering Costs	2	2	2	2
Other Fees	7	10	10	9

Total Expenses	392	520	491	409

Net Investment Income	7,423	11,056	11,534	10,669

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	4,371	2,857	1,874	1,735
Net Realized Loss on Unaffiliated Investments	(1,351)	(1,480)	(817)	(42)
Distributions of Realized Gains from Affiliated Registered Investment Companies	4,394	7,543	9,051	9,206
Distributions of Realized Gains from Unaffiliated Registered Investment Companies	259	345	315	248
Net Change in Unrealized Depreciation on Affiliated Investments	(10,826)	(16,868)	(20,746)	(22,542)
Net Change in Unrealized Depreciation on Unaffiliated Investments	(3,339)	(4,970)	(5,092)	(4,596)

Net Realized and Unrealized Loss on Investments	(6,492)	(12,573)	(15,415)	(15,991)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$931	$(1,517)	$(3,881)	$(5,322)

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2015

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$10,428	$9,382	$6,462
Income Distributions from Unaffiliated Registered Investment Companies	1,517	956	535

Total Investment Income	11,945	10,338	6,997

Expenses:
Administration Fees	173	152	101
Investment Advisory Fees	29	18	10
Trustees’ Fees	15	13	9
Chief Compliance Officer Fees	7	6	4
Custodian Fees/Transfer Agent Fees	78	68	45
Registration Fees	51	45	31
Professional Fees	42	37	25
Printing Fees	17	15	10
Offering Costs	2	1	1
Other Fees	9	8	5

Total Expenses	423	363	241

Net Investment Income	11,522	9,975	6,756

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	1,843	1,835	1,606
Net Realized Gain on Unaffiliated Investments	236	122	73
Distributions of Realized Gains from Affiliated Registered Investment Companies	11,162	10,559	7,364
Distributions of Realized Gains from Unaffiliated Registered Investment Companies	207	132	73
Net Change in Unrealized Depreciation on Affiliated Investments	(27,347)	(25,947)	(18,503)
Net Change in Unrealized Depreciation on Unaffiliated Investments	(4,048)	(2,593)	(1,482)

Net Realized and Unrealized Loss on Investments	(17,947)	(15,892)	(10,869)

Net Decrease in Net Assets Resulting from Operations	$(6,425)	$(5,917)	$(4,113)

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2015

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$2,637	$412	$86
Income Distributions from Unaffiliated Registered Investment Companies	214	31	6

Total Investment Income	2,851	443	92

Expenses:
Administration Fees	39	5	1
Investment Advisory Fees	4	1	—
Trustees’ Fees	3	—	—
Chief Compliance Officer Fees	2	—	—
Custodian Fees/Transfer Agent Fees	17	2	1
Registration Fees	13	2	—
Professional Fees	10	1	—
Printing Fees	4	1	—
Offering Costs	—	—	—
Other Fees	2	—	—

Total Expenses	94	12	2

Net Investment Income	2,757	431	90

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain (Loss) on Affiliated Investments	450	146	(59)
Net Realized Gain (Loss) on Unaffiliated Investments	31	2	(12)
Distributions of Realized Gains from Affiliated Registered Investment Companies	3,026	465	100
Distributions of Realized Gains from Unaffiliated Registered Investment Companies	30	5	1
Net Change in Unrealized Depreciation on Affiliated Investments	(7,851)	(1,387)	(246)
Net Change in Unrealized Depreciation on Unaffiliated Investments	(620)	(86)	(5)

Net Realized and Unrealized Loss on Investments	(4,934)	(855)	(221)

Net Decrease in Net Assets Resulting from Operations	$(2,177)	$(424)	$(131)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2015

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:
Dividend Income	$21,144	$9,140	$29,163	$138
Interest Income	—	—	18	21,661
Less: Foreign Taxes Withheld	(60)	(14)	(2,477)	—

Total Investment Income	21,084	9,126	26,704	21,799

Expenses:
Sub-Advisory Fees	2,835	3,125	3,448	1,839
Investment Advisory Fees	609	370	506	446
Administration Fees	451	271	375	330
Trustees’ Fees	15	9	12	11
Chief Compliance Officer Fees	7	5	6	5
Custodian Fees/Transfer Agent Fees	139	159	543	140
Pricing Fees	60	39	131	191
Professional Fees	47	49	39	34
Printing Fees	15	14	12	11
Registration Fees	12	55	20	13
Other Fees	21	6	14	10

Total Expenses	4,211	4,102	5,106	3,030

Net Investment Income	16,873	5,024	21,598	18,769

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Investments	44,959	14,950	(11,789)	1,858
Net Realized Gain/(Loss) on Futures Contracts	492	(728)	(875)	—
Net Realized Gain/(Loss) on Foreign Currency Transactions	(17)	—	(291)	182
Net Change in Unrealized Depreciation on Investments	(24,916)	(73,179)	(38,202)	(16,719)
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	(106)	(49)	279	—
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(2)	—	9	(29)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(39)	—

Net Realized and Unrealized Gain/(Loss) on Investments	20,410	(59,006)	(50,908)	(14,708)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$37,283	$(53,982)	$(29,310)	$4,061

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund		KP Retirement Path 2020 Fund
	Year ended December 31, 2015	Period Ended December 31, 2014*	Year ended December 31, 2015	Period Ended December 31, 2014*
Operations:
Net Investment Income	$7,423	$8,826	$11,056	$11,404
Net Realized Gain on Affiliated and Unaffiliated Investments	3,020	4,501	1,377	3,467
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	4,653	4,511	7,888	6,229
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(14,165)	8,152	(21,838)	12,735

Net Increase/(Decrease) in Net Assets Resulting from Operations	931	25,990	(1,517)	33,835

Distributions to Shareholders:
Investment Income	(9,480)	(12,276)	(14,348)	(16,187)
Net Realized Gains	(6,305)	(3,502)	(5,418)	(2,563)

Total Distributions to Shareholders	(15,785)	(15,778)	(19,766)	(18,750)

Capital Share Transactions:
Institutional Class Shares:
Issued	44,355	610,854	88,183	714,084
Reinvestment of Distributions	15,784	15,779	19,766	18,750
Redeemed	(84,059)	(114,779)	(58,071)	(68,768)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(23,920)	511,854	49,878	664,066

Total Increase/(Decrease) in Net Assets	(38,774)	522,066	28,595	679,151

Net Assets:
Beginning of Year or Period	522,066	—	679,151	—

End of Year or Period	$483,292	$522,066	$707,746	$679,151

Undistributed Net Investment Income	$—	$43	$—	$54

Share Transactions:
Institutional Class Shares:
Issued	4,357	61,560	8,601	72,092
Reinvestment of Distributions	1,602	1,555	1,997	1,843
Redeemed	(8,251)	(11,297)	(5,688)	(6,778)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(2,292)	51,818	4,910	67,157

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Year ended December 31, 2015	Period Ended December 31, 2014*	Year ended December 31, 2015	Period Ended December 31, 2014*
Operations:
Net Investment Income	$11,534	$11,036	$10,669	$10,052
Net Realized Gain on Affiliated and Unaffiliated Investments	1,057	2,126	1,693	1,916
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	9,366	6,300	9,454	5,835
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(25,838)	14,316	(27,138)	13,955

Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,881)	33,778	(5,322)	31,758

Distributions to Shareholders:
Investment Income	(15,214)	(15,973)	(14,233)	(14,781)
Net Realized Gains	(3,797)	(1,734)	(3,526)	(1,388)

Total Distributions to Shareholders	(19,011)	(17,707)	(17,759)	(16,169)

Capital Share Transactions:
Institutional Class Shares:
Issued	112,478	665,568	104,506	594,808
Reinvestment of Distributions	19,011	17,707	17,759	16,169
Redeemed	(39,842)	(49,343)	(40,424)	(46,153)

Increase in Net Assets from Capital Share Transactions	91,647	633,932	81,841	564,824

Total Increase in Net Assets	68,755	650,003	58,760	580,413

Net Assets:
Beginning of Year or Period	650,003	—	580,413	—

End of Year or Period	$718,758	$650,003	$639,173	$580,413

Undistributed Net Investment Income	$—	$54	$—	$45

Share Transactions:
Institutional Class Shares:
Issued	10,958	67,419	10,178	60,493
Reinvestment of Distributions	1,923	1,740	1,805	1,591
Redeemed	(3,911)	(4,880)	(3,973)	(4,572)

Net Increase in Shares Outstanding from Share Transactions	8,970	64,279	8,010	57,512

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Year ended December 31, 2015	Period Ended December 31, 2014*	Year ended December 31, 2015	Period Ended December 31, 2014*
Operations:
Net Investment Income	$11,522	$10,656	$9,975	$9,317
Net Realized Gain on Affiliated and Unaffiliated Investments	2,079	1,641	1,957	1,695
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	11,369	6,252	10,691	5,373
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(31,395)	16,943	(28,540)	15,148

Net Increase/(Decrease) in Net Assets Resulting from Operations	(6,425)	35,492	(5,917)	31,533

Distributions to Shareholders:
Investment Income	(15,663)	(15,882)	(13,742)	(13,950)
Net Realized Gains	(3,735)	(1,249)	(3,217)	(1,342)

Total Distributions to Shareholders	(19,398)	(17,131)	(16,959)	(15,292)

Capital Share Transactions:
Institutional Class Shares:
Issued	120,532	631,139	115,819	559,412
Reinvestment of Distributions	19,398	17,131	16,959	15,292
Redeemed	(42,797)	(46,031)	(41,543)	(47,671)

Increase in Net Assets from Capital Share Transactions	97,133	602,239	91,235	527,033

Total Increase in Net Assets	71,310	620,600	68,359	543,274

Net Assets:
Beginning of Year or Period	620,600	—	543,274	—

End of Year or Period	$691,910	$620,600	$611,633	$543,274

Undistributed Net Investment Income	$—	$40	$—	$24

Share Transactions:
Institutional Class Shares:
Issued	11,721	64,349	11,245	57,035
Reinvestment of Distributions	1,971	1,685	1,722	1,503
Redeemed	(4,194)	(4,571)	(4,068)	(4,733)

Net Increase in Shares Outstanding from Share Transactions	9,498	61,463	8,899	53,805

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Year ended December 31, 2015	Period Ended December 31, 2014*	Year ended December 31, 2015	Period Ended December 31, 2014*
Operations:
Net Investment Income	$6,756	$6,081	$2,757	$2,119
Net Realized Gain on Affiliated and Unaffiliated Investments	1,679	915	481	276
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	7,437	3,476	3,056	1,217
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(19,985)	9,501	(8,471)	2,368

Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,113)	19,973	(2,177)	5,980

Distributions to Shareholders:
Investment Income	(9,217)	(9,126)	(3,794)	(3,181)
Net Realized Gains	(2,563)	(686)	(858)	(242)

Total Distributions to Shareholders	(11,780)	(9,812)	(4,652)	(3,423)

Capital Share Transactions:
Institutional Class Shares:
Issued	97,671	371,828	62,948	141,817
Reinvestment of Distributions	11,780	9,812	4,652	3,423
Redeemed	(34,826)	(37,048)	(12,902)	(23,409)

Increase in Net Assets from Capital Share Transactions	74,625	344,592	54,698	121,831

Total Increase in Net Assets	58,732	354,753	47,869	124,388

Net Assets:
Beginning of Year or Period	354,753	—	124,388	—

End of Year or Period	$413,485	$354,753	$172,257	$124,388

Undistributed Net Investment Income	$—	$14	$—	$6

Share Transactions:
Institutional Class Shares:
Issued	9,501	37,898	6,121	14,352
Reinvestment of Distributions	1,196	965	471	337
Redeemed	(3,405)	(3,702)	(1,260)	(2,363)

Net Increase in Shares Outstanding from Share Transactions	7,292	35,161	5,332	12,326

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Year ended December 31, 2015	Period Ended December 31, 2014*	Year ended December 31, 2015	Period Ended December 31, 2014*
Operations:
Net Investment Income	$431	$212	$90	$40
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	148	58	(71)	(57)
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	470	124	101	27
Net Change in Unrealized Depreciation on Affiliated and Unaffiliated Investments	(1,473)	(62)	(251)	(49)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(424)	332	(131)	(39)

Distributions to Shareholders:
Investment Income	(585)	(321)	(124)	(64)
Net Realized Gains	(236)	(55)	(34)	—

Total Distributions to Shareholders	(821)	(376)	(158)	(64)

Capital Share Transactions:
Institutional Class Shares:
Issued	18,896	20,142	7,797	10,241
Reinvestment of Distributions	821	376	158	64
Redeemed	(4,042)	(7,816)	(4,370)	(7,750)

Increase in Net Assets from Capital Share Transactions	15,675	12,702	3,585	2,555

Total Increase in Net Assets	14,430	12,658	3,296	2,452

Net Assets:
Beginning of Year or Period	12,658	—	2,452	—

End of Year or Period	$27,088	$12,658	$5,748	$2,452

Undistributed Net Investment Income	$—	$—	$—	$—

Share Transactions:
Institutional Class Shares:
Issued	1,844	2,013	758	1,016
Reinvestment of Distributions	84	37	16	6
Redeemed	(392)	(793)	(428)	(780)

Net Increase in Shares Outstanding from Share Transactions	1,536	1,257	346	242

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Year ended December 31, 2015	Period Ended December 31, 2014*	Year ended December 31, 2015	Period Ended December 31, 2014*
Operations:
Net Investment Income	$16,873	$16,059	$5,024	$3,707
Net Realized Gain/(Loss) on Investments and Futures Contracts	45,451	20,967	14,222	(7,413)
Net Realized Gain/(Loss) on Foreign Currency Transactions	(17)	11	—	—
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(25,022)	111,270	(73,228)	32,159
Net Change in Unrealized Depreciation on Foreign Currency Translation	(2)	(6)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	37,283	148,301	(53,982)	28,453

Distributions to Shareholders:
Investment Income	(16,965)	(16,071)	(5,273)	(3,768)
Net Realized Gains	(47,635)	(15,388)	(17,173)	—
Return of Capital	—	—	(66)	—

Total Distributions to Shareholders	(64,600)	(31,459)	(22,512)	(3,768)

Capital Share Transactions:
Institutional Class Shares:
Issued	160,689	1,130,162	475,373	490,707
Reinvestment of Distributions	64,600	31,459	22,512	3,768
Redeemed	(101,156)	(135,583)	(88,779)	(70,920)

Increase in Net Assets from Capital Share Transactions	124,133	1,026,038	409,106	423,555

Total Increase in Net Assets	96,816	1,142,880	332,612	448,240

Net Assets:
Beginning of Year or Period	1,142,880	—	448,240	—

End of Year or Period	$1,239,696	$1,142,880	$780,852	$448,240

Undistributed/(Distributions in Excess of) Net Investment Income	$—	$37	$(1)	$6

Share Transactions:
Institutional Class Shares:
Issued	14,766	115,747	44,433	50,097
Reinvestment of Distributions	6,040	2,859	2,336	361
Redeemed	(9,072)	(12,947)	(8,431)	(7,014)

Net Increase in Shares Outstanding from Share Transactions	11,734	105,659	38,338	43,444

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Year ended December 31, 2015	Period Ended December 31, 2014*	Year ended December 31, 2015	Period Ended December 31, 2014*
Operations:
Net Investment Income	$21,598	$21,257	$18,769	$14,382
Net Realized Gain/(Loss) on Investments and Futures Contracts	(12,664)	1,800	1,858	8,446
Net Realized Gain/(Loss) on Foreign Currency Transactions	(291)	(476)	182	(316)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(37,923)	(28,475)	(16,719)	1,590
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	9	(115)	(29)	54
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(39)	(203)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	(29,310)	(6,212)	4,061	24,156

Distributions to Shareholders:
Investment Income	(22,352)	(21,912)	(19,468)	(14,362)
Net Realized Gains	—	(7,963)	(4,913)	(7,150)
Return of Capital	(658)	(1,486)	(4)	—

Total Distributions to Shareholders	(23,010)	(31,361)	(24,385)	(21,512)

Capital Share Transactions:
Institutional Class Shares:
Issued	220,291	1,023,253	180,722	1,031,745
Reinvestment of Distributions	23,010	31,361	24,385	21,511
Redeemed	(104,173)	(76,936)	(90,369)	(230,092)

Increase in Net Assets from Capital Share Transactions	139,128	977,678	114,738	823,164

Total Increase in Net Assets	86,808	940,105	94,414	825,808

Net Assets:
Beginning of Year or Period	940,105	—	825,908	100

End of Year or Period	$1,026,913	$940,105	$920,322	$825,908

Undistributed/(Distributions in Excess of) Net Investment Income	$(1,724)	$(967)	$3	$16

Share Transactions:
Institutional Class Shares:
Issued	23,353	105,541	17,893	103,538
Reinvestment of Distributions	2,562	3,317	2,484	2,143
Redeemed	(10,862)	(7,738)	(8,964)	(23,064)

Net Increase in Shares Outstanding from Share Transactions	15,053	101,120	11,413	82,617

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund* - Institutional Shares
2015	$10.07	$0.15	$(0.13)	$0.02	$(0.20)	$(0.13)	$—		$(0.33)	$9.76	0.14%	$483,292	0.08%	1.45%	24%
2014@	$10.00	$0.18	$0.20	$0.38	$(0.24)	$(0.07)	$—		$(0.31)	$10.07	3.82%	$522,066	0.10%	1.81%	23%

KP Retirement Path 2020 Fund* - Institutional Shares
2015	$10.11	$0.16	$(0.17)	$(0.01)	$(0.20)	$(0.08)	$—		$(0.28)	$9.82	(0.10)%	$707,746	0.07%	1.56%	19%
2014@	$10.00	$0.19	$0.21	$0.40	$(0.25)	$(0.04)	$—		$(0.29)	$10.11	3.96%	$679,151	0.09%	1.92%	11%

KP Retirement Path 2025 Fund* - Institutional Shares
2015	$10.11	$0.17	$(0.21)	$(0.04)	$(0.21)	$(0.05)	$—		$(0.26)	$9.81	(0.35)%	$718,758	0.07%	1.64%	12%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.26)	$(0.03)	$—		$(0.29)	$10.11	3.92%	$650,003	0.09%	1.98%	8%

KP Retirement Path 2030 Fund* - Institutional Shares
2015	$10.09	$0.17	$(0.22)	$(0.05)	$(0.22)	$(0.06)	$—		$(0.28)	$9.76	(0.52)%	$639,173	0.07%	1.70%	9%
2014@	$10.00	$0.20	$0.17	$0.37	$(0.26)	$(0.02)	$—		$(0.28)	$10.09	3.78%	$580,413	0.08%	2.02%	8%

KP Retirement Path 2035 Fund* - Institutional Shares
2015	$10.10	$0.18	$(0.25)	$(0.07)	$(0.23)	$(0.05)	$—		$(0.28)	$9.75	(0.70)%	$691,910	0.06%	1.71%	7%
2014@	$10.00	$0.20	$0.19	$0.39	$(0.27)	$(0.02)	$—		$(0.29)	$10.10	3.86%	$620,600	0.08%	2.01%	7%

KP Retirement Path 2040 Fund* - Institutional Shares
2015	$10.10	$0.17	$(0.25)	$(0.08)	$(0.22)	$(0.05)	$—		$(0.27)	$9.75	(0.73)%	$611,633	0.06%	1.68%	7%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.27)	$(0.03)	$—		$(0.30)	$10.10	3.91%	$543,274	0.08%	2.02%	8%

KP Retirement Path 2045 Fund* - Institutional Shares
2015	$10.09	$0.18	$(0.25)	$(0.07)	$(0.22)	$(0.06)	$—		$(0.28)	$9.74	(0.66)%	$413,485	0.06%	1.71%	9%
2014@	$10.00	$0.21	$0.17	$0.38	$(0.27)	$(0.02)	$—		$(0.29)	$10.09	3.76%	$354,753	0.08%	2.06%	8%

KP Retirement Path 2050 Fund* - Institutional Shares
2015	$10.09	$0.19	$(0.26)	$(0.07)	$(0.22)	$(0.05)	$—		$(0.27)	$9.75	(0.70)%	$172,257	0.06%	1.82%	9%
2014@	$10.00	$0.22	$0.16	$0.38	$(0.27)	$(0.02)	$—		$(0.29)	$10.09	3.76%	$124,388	0.08%	2.19%	10%

KP Retirement Path 2055 Fund* - Institutional Shares
2015	$10.07	$0.23	$(0.30)	$(0.07)	$(0.21)	$(0.09)	$—		$(0.30)	$9.70	(0.66)%	$27,088	0.06%	2.19%	21%
2014@	$10.00	$0.24	$0.15	$0.39	$(0.27)	$(0.05)	$—		$(0.32)	$10.07	3.81%	$12,658	0.10%	2.44%	28%

KP Retirement Path 2060 Fund* - Institutional Shares
2015	$10.12	$0.22	$(0.28)	$(0.06)	$(0.22)	$(0.06)	$—		$(0.28)	$9.78	(0.60)%	$5,748	0.06%	2.09%	100%
2014@	$10.00	$0.20	$0.19^	$0.39	$(0.27)	$—	$—		$(0.27)	$10.12	3.92%	$2,452	0.15%	1.98%	340%

KP Large Cap Equity Fund* - Institutional Shares
2015	$10.82	$0.15	$0.17	$0.32	$(0.15)	$(0.43)	$—		$(0.58)	$10.56	2.91%	$1,239,696	0.35%	1.38%	126%
2014@	$10.00	$0.16	$0.96	$1.12	$(0.15)	$(0.15)	$—		$(0.30)	$10.82	11.21%	$1,142,880	0.35%	1.62%	126%

KP Small Cap Equity Fund* - Institutional Shares
2015	$10.32	$0.07	$(0.55)	$(0.48)	$(0.07)	$(0.22)	$—	(1)	$(0.29)	$9.55	(4.73)%	$780,852	0.55%	0.68%	154%
2014@	$10.00	$0.09	$0.32	$0.41	$(0.09)	$—	$—		$(0.09)	$10.32	4.06%	$448,240	0.59%	0.97%	212%

KP International Equity Fund* - Institutional Shares
2015	$9.30	$0.20	$(0.46)	$(0.26)	$(0.19)	$—	$(0.01)		$(0.20)	$8.84	(2.79)%	$1,026,913	0.50%	2.13%	21%
2014@	$10.00	$0.26	$(0.64)	$(0.38)	$(0.22)	$(0.08)	$(0.02)		$(0.32)	$9.30	(3.83)%	$940,105	0.54%	2.61%	115%

KP Fixed Income Fund* - Institutional Shares
2015	$10.00	$0.21	$(0.16)	$0.05	$(0.21)	$(0.05)	$—	(1)	$(0.26)	$9.79	0.57%	$920,322	0.34%	2.10%	533%
2014@	$10.00	$0.20	$0.07	$0.27	$(0.18)	$(0.09)	$—		$(0.27)	$10.00	2.68%	$825,908	0.36%	1.99%	496%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
‡	Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
††	Ratio does not include the expenses of the underlying funds, as applicable.
(1)	Amount less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2015

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan Associates Inc. serves as the Funds’ investment adviser (the “Adviser”). The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment

THE KP FUNDS	December 31, 2015

companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2015, KP Large Cap Equity, KP Small Cap Equity, KP International Equity and KP Fixed Income Funds had securities valued in accordance with fair value procedures. Refer to the schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE KP FUNDS	December 31, 2015

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended December 31, 2015, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 open tax year ends, since inception, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. Tax is monitoring and accruing foreign capital cap gains for $242 (000), please refer to Statements of Assets and Liabilities.

As of and during the year ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2015 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the year are presented on the Statements of Operations. As of and during the year ended December 31, 2015, KP Fixed Income Fund held forward foreign currency contracts.

THE KP FUNDS	December 31, 2015

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2015, if applicable.

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of December 31, 2015, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of December 31, 2015, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

THE KP FUNDS	December 31, 2015

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of December 31, 2015 (000):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Barclays	$10	$10	$(6)	$(6)	$4	$—	$4
BNP Paribas	—	—	(20)	(20)	(20)	—	(20)
Credit Suisse First Boston	13	13	—	—	13	—	13
HSBC	29	29	—	—	29	—	29

Total over the counter	$52	$52	$(26)	$(26)

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over the counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive

THE KP FUNDS	December 31, 2015

cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

3. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the year ended December 31, 2015, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	$131	KP Retirement Path 2050 Fund	$39
KP Retirement Path 2020 Fund	$181	KP Retirement Path 2055 Fund	$5
KP Retirement Path 2025 Fund	$179	KP Retirement Path 2060 Fund	$1
KP Retirement Path 2030 Fund	$160	KP Large Cap Equity Fund	$451
KP Retirement Path 2035 Fund	$173	KP Small Cap Equity Fund	$271
KP Retirement Path 2040 Fund	$152	KP International Equity Fund	$375
KP Retirement Path 2045 Fund	$101	KP Fixed Income Fund	$330

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Offcier (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE KP FUNDS	December 31, 2015

4. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds, calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Fund	Annual Advisory Fee
KP Retirement Path 2015 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2020 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2025 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2030 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2035 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2040 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2045 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2050 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2055 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2060 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Large Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP Small Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP International Equity Fund	0.05% of the Fund’s average daily net assets.
KP Fixed Income Fund	0.05% of the Fund’s average daily net assets.

[1]	“Affiliated Underlying Funds” are Underlying Funds to which the Adviser serves as investment adviser.
[2]	“Unaffiliated Underlying Funds” are Underlying Funds to which the Adviser does not serve as investment adviser.

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of December 31, 2015, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
KP Large Cap Equity Fund	SSgA Funds Management, Inc.
AQR Capital Management, LLC	Walthausen & Co., LLC
MFS Investment Management	KP International Equity Fund
PanAgora Asset Management, Inc.	Acadian Asset Management LLC
SSgA Funds Management, Inc.	Marathon Asset Management LLP
T.Rowe Price Associates, Inc.	MFS Investment Management
KP Small Cap Equity Fund	SSgA Funds Management, Inc.
Aristotle Capital Boston, LLC	KP Fixed Income Fund
CastleArk Management, LLC	Eaton Vance Management
Columbus Circle Investors	Loomis, Sayles & Company, LP
DePrince Race & Zollo, Inc.	Payden & Rygel
PENN Capital Management Company, Inc.	SSgA Funds Management, Inc.

THE KP FUNDS	December 31, 2015

5. Investment Transactions:

For the year ended December 31, 2015, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$121,746	$149,386
KP Retirement Path 2020 Fund	180,050	130,977
KP Retirement Path 2025 Fund	178,532	84,938
KP Retirement Path 2030 Fund	139,309	55,022
KP Retirement Path 2035 Fund	145,189	44,459
KP Retirement Path 2040 Fund	137,730	42,685
KP Retirement Path 2045 Fund	112,568	35,546
KP Retirement Path 2050 Fund	69,040	13,144
KP Retirement Path 2055 Fund	19,813	4,052
KP Retirement Path 2060 Fund	7,990	4,371
KP Large Cap Equity Fund	1,579,544	1,503,986
KP Small Cap Equity Fund	1,462,030	1,090,837
KP International Equity Fund	339,453	210,835
KP Fixed Income Fund	745,244	658,604

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $3,529,210 (000) and $3,508,271 (000), respectively.

6. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to the reclassification of short-term capital gains from affiliated registered investment companies, return of capital, REIT adjustments, PFIC gain reclass, paydowns and foreign exchange gain/(loss), have been reclassified to/from the following accounts during the year ended December 31, 2015 (000):

	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
KP Retirement Path 2015 Fund	$—	$2,014	$(2,014)
KP Retirement Path 2020 Fund	—	3,238	(3,238)
KP Retirement Path 2025 Fund	—	3,626	(3,626)
KP Retirement Path 2030 Fund	—	3,519	(3,519)
KP Retirement Path 2035 Fund	—	4,101	(4,101)
KP Retirement Path 2040 Fund	—	3,743	(3,743)
KP Retirement Path 2045 Fund	—	2,447	(2,447)
KP Retirement Path 2050 Fund	—	1,031	(1,031)
KP Retirement Path 2055 Fund	—	154	(154)
KP Retirement Path 2060 Fund	—	34	(34)
KP Large Cap Equity Fund	—	55	(55)
KP Small Cap Equity Fund	(66)	242	(176)
KP International Equity Fund	(658)	655	3
KP Fixed Income Fund	(4)	686	(682)

These reclassifications have no impact on net assets or net asset value per share of the Funds.

THE KP FUNDS	December 31, 2015

The tax character of dividends and distributions declared during the year or period ended December 31, 2015 and December 31, 2014 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2015 Fund	2015	$11,020	$4,765	$—	$15,785
	2014	15,778	—	—	15,778
KP Retirement Path 2020 Fund	2015	15,668	4,098	—	19,766
	2014	18,750	—	—	18,750
KP Retirement Path 2025 Fund	2015	15,988	3,023	—	19,011
	2014	17,707	—	—	17,707
KP Retirement Path 2030 Fund	2015	14,973	2,786	—	17,759
	2014	16,169	—	—	16,169
KP Retirement Path 2035 Fund	2015	16,303	3,095	—	19,398
	2014	17,131	—	—	17,131
KP Retirement Path 2040 Fund	2015	14,264	2,695	—	16,959
	2014	15,292	—	—	15,292
KP Retirement Path 2045 Fund	2015	9,604	2,176	—	11,780
	2014	9,812	—	—	9,812
KP Retirement Path 2050 Fund	2015	3,870	782	—	4,652
	2014	3,423	—	—	3,423
KP Retirement Path 2055 Fund	2015	615	206	—	821
	2014	376	—	—	376
KP Retirement Path 2060 Fund	2015	157	1	—	158
	2014	64	—	—	64
KP Large Cap Equity Fund	2015	30,483	34,117	—	64,600
	2014	30,595	864	—	31,459
KP Small Cap Equity Fund	2015	12,927	9,519	66	22,512
	2014	3,768	—	—	3,768
KP International Equity Fund	2015	22,352	—	658	23,010
	2014	29,553	322	1,486	31,361
KP Fixed Income Fund	2015	24,223	158	4	24,385
	2014	21,512	—	—	21,512

As of December 31, 2015, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
KP Retirement Path 2015 Fund	$—	$1,762	$—	$—	$(6,404)	$(4,642)
KP Retirement Path 2020 Fund	—	3,326	—	—	(9,524)	(6,198)
KP Retirement Path 2025 Fund	—	5,110	—	—	(11,931)	(6,821)
KP Retirement Path 2030 Fund	—	6,077	—	—	(13,569)	(7,492)
KP Retirement Path 2035 Fund	—	7,529	—	—	(14,991)	(7,462)
KP Retirement Path 2040 Fund	—	7,251	—	—	(13,886)	(6,635)
KP Retirement Path 2045 Fund	—	5,296	—	—	(11,028)	(5,732)
KP Retirement Path 2050 Fund	—	2,102	—	—	(6,374)	(4,272)
KP Retirement Path 2055 Fund	—	327	—	—	(1,616)	(1,289)
KP Retirement Path 2060 Fund	—	65	—	—	(457)	(392)
KP Large Cap Equity Fund	648	8,197	—	—	80,680	89,525
KP Small Cap Equity Fund	—	—	—	(5,197)	(46,546)	(51,743)
KP International Equity Fund	—	—	(1,786)	(6,767)	(79,196)	(87,749)
KP Fixed Income Fund	—	—	—	(1,439)	(16,237)	(17,676)

Post-October losses represent losses realized on investment transactions from November 1, 2015 through December 31, 2015, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry

THE KP FUNDS	December 31, 2015

forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards, all of which are not subject to expiration, are as follows (000):

	Short-Term Loss	Total Capital Loss Carryforwards
KP International Equity Fund	$1,786	$1,786

During the year ended December 31, 2015, the KP Retirement Path 2060 Fund and KP Small Cap Equity Fund utilized $26 (000) and $3,557 (000), respectively, in capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Funds at December 31, 2015, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KP Retirement Path 2015 Fund	$489,725	$5,151	$(11,555)	$(6,404)
KP Retirement Path 2020 Fund	717,314	10,244	(19,768)	(9,524)
KP Retirement Path 2025 Fund	730,735	11,943	(23,874)	(11,931)
KP Retirement Path 2030 Fund	652,780	12,172	(25,741)	(13,569)
KP Retirement Path 2035 Fund	706,941	14,006	(28,997)	(14,991)
KP Retirement Path 2040 Fund	625,554	12,966	(26,852)	(13,886)
KP Retirement Path 2045 Fund	424,536	7,444	(18,472)	(11,028)
KP Retirement Path 2050 Fund	178,643	1,656	(8,030)	(6,374)
KP Retirement Path 2055 Fund	28,706	5	(1,621)	(1,616)
KP Retirement Path 2060 Fund	6,205	1	(458)	(457)
KP Large Cap Equity Fund	1,161,642	132,172	(51,484)	80,688
KP Small Cap Equity Fund	827,170	50,029	(96,575)	(46,546)
KP International Equity Fund	1,096,664	64,475	(143,341)	(78,866)
KP Fixed Income Fund	1,009,219	2,489	(18,750)	(16,261)

7. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Credit Risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk — Fixed income market risk is the risk that the prices of a fund’s fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Derivatives Risk — A fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that a fund would like. A fund may have to lower the price, sell

THE KP FUNDS	December 31, 2015

other securities instead or forego an investment opportunity, any of which could have a negative effect on a fund’s management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — Foreign currency risk may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

8. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. Other:

At December 31, 2015, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path 2015 Fund	—	0%	1	100%
KP Retirement Path 2020 Fund	—	0%	1	100%
KP Retirement Path 2025 Fund	—	0%	1	100%
KP Retirement Path 2030 Fund	—	0%	1	100%
KP Retirement Path 2035 Fund	—	0%	1	100%
KP Retirement Path 2040 Fund	—	0%	1	100%
KP Retirement Path 2045 Fund	—	0%	1	100%
KP Retirement Path 2050 Fund	—	0%	1	100%
KP Retirement Path 2055 Fund	—	0%	1	100%
KP Retirement Path 2060 Fund	—	0%	1	100%
KP Large Cap Equity Fund	6	87%	—	0%
KP Small Cap Equity Fund	2	24%	1	40%
KP International Equity Fund	5	83%	—	0%
KP Fixed Income Fund	5	87%	—	0%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE KP FUNDS	December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The KP Funds

and the Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund and KP Fixed Income Fund (constituting The KP Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for the year then ended and for the period January 10, 2014 (commencement of operations) through December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2016

THE KP FUNDS	December 31, 2015

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED
BOARD MEMBERS[3,4]

ROBERT A. NESHER 69 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 75 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 14 funds in The KP Funds Trust.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE KP FUNDS	December 31, 2015

that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-457-3637. The following chart lists Trustees and Officers as of December 31, 2015.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments – Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director if SEI Alpha Strategy Protfolio to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, O’Connor EQUUS, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust, Winton Series Trust and Winton Diversified Opportunities Fund. Director of SEI Investments (Europe), Limited, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Dirctorships: Director of SEI Alpha Strategy Portfolios, LP to 2013.

THE KP FUNDS	December 31, 2015

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3,4]

JOHN K. DARR 71 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE JR. 63 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager – Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.
MITCHELL A. JOHNSON 73 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 72 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 14 funds in The KP Funds Trust.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE KP FUNDS	December 31, 2015

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Banks of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).

Curernt Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Porfolios, LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

THE KP FUNDS	December 31, 2015

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3,4]

BRUCE R. SPECA 59 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
GEORGE J. SULLIVAN, JR. 72 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS

MICHAEL BEATTIE 50 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
STEPHEN CONNORS 31 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since December 2015. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 14 funds in The KP Funds Trust.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE KP FUNDS	December 31, 2015

Other Directorships Held by Board Member/Officer[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Porfolios, LP to 2013.

None.
None.

THE KP FUNDS	December 31, 2015

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)

RUSSELL EMERY 52 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006, SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012, SEI Insurance Products Trust and The KP Funds since 2013, The Advisors’ Inner Circle Fund III and O’Connor EQUUS and Winton Series Trust since 2014 and Winton Diversified Opportnities Fund since 2015.
DIANNE M. DESCOTEAUX 38 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
BRIDGETT E. SUDALL 35 yrs.old	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Anti-Money Laundering Compliance Officerand Privacy Officer since 2015. Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007 to April 2011.
LISA WHITTAKER 37 yrs.old	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM 34 yrs. old	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

THE KP FUNDS	December 31, 2015

Other Directorships Held by Officer

None.
None
None.
None.
None.

THE KP FUNDS	December 31, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2015 and held for the six-month period ended December 31, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	December 31, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$987.70	0.08%	$0.40
Hypothetical 5% Return	$1,000.00	$1,024.80	0.08%	$0.41
KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$981.50	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$973.40	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$965.10	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31
KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$960.70	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31
KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$957.60	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31
KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$956.40	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$956.10	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31
KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$957.30	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31
KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$957.10	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31
KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,002.20	0.35%	$1.77
Hypothetical 5% Return	$1,000.00	$1,023.44	0.35%	$1.79
KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$902.00	0.55%	$2.64
Hypothetical 5% Return	$1,000.00	$1,022.43	0.55%	$2.80
KP International Equity Fund
Actual Fund Return	$1,000.00	$920.60	0.50%	$2.42
Hypothetical 5% Return	$1,000.00	$1,022.68	0.50%	$2.55
KP Fixed Income Fund
Actual Fund Return	$1,000.00	$999.70	0.34%	$1.71
Hypothetical 5% Return	$1,000.00	$1,023.49	0.34%	$1.73

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE KP FUNDS	December 31, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of KP Funds (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on August 24, 2015 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

•	the Sub-Advisory Agreements between the Adviser and AQR Capital Management, LLC and PanAgora Asset Management, Inc. (the “Sub-Advisers”) on behalf of the KP Large Cap Equity Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Sub-Advisers and overall fees and operating expenses; (vi) the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (vii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (viii) the Sub-Advisers’ investment experience; (ix) the Adviser’s rationale for recommending the Sub-Advisers; and (x) the Sub-Advisers’ performance in managing similar accounts.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; and (ii) the fees to be paid to the Sub-Advisers, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Sub-Advisers to the Fund, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers and the Sub-Advisers’ compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Sub-Advisers’ proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were provided to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Sub-Advisers to the Fund.

The Trustees also considered other services to be provided to the Fund by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Sub-Advisers would be satisfactory.

THE KP FUNDS	December 31, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Costs of Advisory Services

In considering the advisory fees payable to the Sub-Advisers, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Sub-Advisers. The Trustees also reviewed pro forma fee and expense information, as well as the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fees payable to the Sub-Advisers would reflect arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Advisers. The Board also considered the Sub-Advisers’ commitment to managing the Fund.

Because the Sub-Advisers are new to the Fund and have not managed Fund assets, they did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that the Sub-Advisers might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Advisers’ investment performance with respect to the Fund, the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE KP FUNDS	December 31, 2015

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2015 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2015 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal period ended December 31, 2015 the Funds are designating the following with regard to distributions paid during the period:

Fund	Return of Capital (Tax Basis)	Long-Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
KP Retirement Path 2015 Fund	0.00%	30.19%	69.81%	100.00%
KP Retirement Path 2020 Fund	0.00%	20.73%	79.27%	100.00%
KP Retirement Path 2025 Fund	0.00%	15.90%	84.10%	100.00%
KP Retirement Path 2030 Fund	0.00%	15.69%	84.31%	100.00%
KP Retirement Path 2035 Fund	0.00%	15.96%	84.04%	100.00%
KP Retirement Path 2040 Fund	0.00%	15.89%	84.11%	100.00%
KP Retirement Path 2045 Fund	0.00%	18.47%	81.53%	100.00%
KP Retirement Path 2050 Fund	0.00%	16.81%	83.19%	100.00%
KP Retirement Path 2055 Fund	0.00%	25.13%	74.87%	100.00%
KP Retirement Path 2060 Fund	0.00%	0.78%	99.22%	100.00%
KP Large Cap Equity Fund	0.00%	52.81%	47.19%	100.00%
KP Small Cap Equity Fund	0.30%	42.28%	57.42%	100.00%
KP International Equity Fund	2.86%	0.00%	97.14%	100.00%
KP Fixed Income Fund	0.02%	0.66%	99.32%	100.00%

The KP Funds

Investment Adviser

Callan Associates Inc.

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-AR-001-0200

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. . There have been no amendments to or waivers granted to this code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year were as follows:

		2015			2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$210,650	$0	$0	$205,650	$0	$0
(b)	Audit-Related Fees	N/A	$0	$0	N/A	$0	$0
(c)	Tax Fees	N/A	$0	$0	N/A	$0	$0
(d)	All Other Fees	N/A	$0	$0	N/A	$0	$0

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimus” exception of Rule 2-01(c)(7)(i)(C) were as follows (PwC):

	2015	2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2015 and 2014, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 8, 2016

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and CFO

Date: March 8, 2016

*	Print the name and title of each signing officer under his or her signature.